American High-Income Municipal Bond Fund®
Investment portfolio
October 31, 2019
unaudited
Bonds, notes & other debt instruments 91.97% Alabama 1.00%	Principal amount (000)	Value (000)
City of Birmingham, Special Care Facs. Fncg. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-B, 5.00% 2046	$500	$579
Black Belt Energy Gas Dist., Gas Supply Rev. Bonds, Series 2017-A, 4.00% 2047 (put 2022)	10,000	10,599
City of Hoover, Industrial Dev. Board, Environmental Improvement Rev. Bonds (U.S. Steel Corp. Project), Series 2019, AMT, 5.75% 2049	4,000	4,226
County of Houston, Health Care Auth., Hospital Rev. Bonds, Series 2016-A, 5.00% 2030	5,000	5,779
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2032	1,000	1,204
County of Jefferson, Limited Obligation Rev. Ref. Bonds, Series 2017, 5.00% 2033	2,000	2,403
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2028	250	168
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2034	2,500	1,019
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2035	17,475	6,553
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-E, 0% 2036	7,500	2,582
County of Jefferson, Sewer Rev. Warrants, Capital Appreciation Warrants, Series 2013-F, 0% 2046 (7.75% on 10/1/2023)[1]	2,500	2,409
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.00% 2044	1,600	1,801
County of Jefferson, Sewer Rev. Warrants, Series 2013-A, Assured Guaranty Municipal insured, 5.25% 2048	700	799
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.00% 2042	7,175	8,509
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 6.50% 2053	6,000	7,203
County of Jefferson, Sewer Rev. Warrants, Series 2013-D, 7.00% 2051	520	635
Lower Alabama Gas Dist., Gas Project Rev. Bonds, Series 2016-A, 5.00% 2046	3,500	4,950
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2015, 5.00% 2033	2,500	2,822
City of Montgomery, Medical Clinic Board, Health Care Fac. Rev. Bonds (Jackson Hospital & Clinic), Series 2016, 5.00% 2036	3,400	3,816
City of Phenix, Industrial Dev. Board, Environmental Improvement Rev. Ref. Bonds (MeadWestvaco-Mead Coated Board Project), Series 2012-A, AMT, 4.125% 2035	6,155	6,317
County of Tuscaloosa, Industrial Dev. Auth., Gulf Opportunity Zone Rev. Ref. Bonds (Hunt Refining Co. Project), Series 2019-A, 4.50% 2032[2]	4,500	4,964
County of Tuscaloosa, Industrial Dev. Auth., Gulf Opportunity Zone Rev. Ref. Bonds (Hunt Refining Co. Project), Series 2019-A, 5.25% 2044[2]	2,000	2,305
		81,642
Alaska 0.12%
Housing Fin. Corp., General Mortgage Rev. Bonds, Series 2018-A, 4.00% 2048	3,885	4,219
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2033	2,000	2,182
Industrial Dev. and Export Auth., Power Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2034	2,000	2,176
International Airport System, Rev. Ref. Bonds, Series 2016-D, AMT, 5.00% 2020	1,000	1,033
		9,610
American Samoa 0.15%
Econ. Dev. Auth., Rev. Ref. Bonds, Series 2015-A, 7.125% 2038[2]	11,000	12,372
American High-Income Municipal Bond Fund — Page 1 of 78

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Bonds, notes & other debt instruments (continued) Arizona 3.13%	Principal amount (000)	Value (000)
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2021[2]	$500	$515
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-A, 5.00% 2022[2]	500	521
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 5.00% 2023[2]	260	274
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 5.70% 2029[2]	770	822
Town of Buckeye, Verrado Dist. 1 Community Facs. Dist., Dist. G.O. Rev. Ref. Bonds, Series 2013-B, 6.00% 2033[2]	700	748
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 4.25% 2026	670	695
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.00% 2036	600	639
City of Glendale, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Glencroft Retirement Community Project), Series 2016, 5.25% 2046	1,545	1,643
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2039[2]	3,500	3,652
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2049[2]	7,250	7,509
Industrial Dev. Auth., Education Facs. Rev. Bonds (Leman Academy of Excellence - East Tucson and Central Tucson Projects), Series 2019-A, 5.00% 2054[2]	6,000	6,201
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.125% 2047[2]	2,230	2,361
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2017-B, 5.25% 2051[2]	570	606
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.50% 2038[2]	1,200	1,309
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.625% 2048[2]	2,500	2,713
Industrial Dev. Auth., Education Rev. Bonds (Academies of Math & Science Projects), Series 2018-B, 5.75% 2053[2]	3,750	4,079
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.125% 2037[2]	1,500	1,646
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.25% 2047[2]	2,450	2,671
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-A, 5.375% 2050[2]	6,160	6,745
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2037[2]	675	744
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2047[2]	1,035	1,123
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-D, 5.00% 2051[2]	3,450	3,732
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 4.00% 2027[2]	2,600	2,778
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2047[2]	2,125	2,306
Industrial Dev. Auth., Education Rev. Bonds (Basis School Project), Series 2017-G, 5.00% 2051[2]	1,550	1,677
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 3.55% 2029[2]	735	761
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2039[2]	1,325	1,457
Industrial Dev. Auth., Education Rev. Bonds (Doral Academy of Nevada - Fire Mesa and Red Rock Campus Projects), Series 2019-A, 5.00% 2049[2]	2,250	2,446
Industrial Dev. Auth., Education Rev. Bonds (Legacy Traditional School Southwest Las Vegas Campus), Series 2018, 5.25% 2022[2]	9,000	9,028
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.00% 2037[2]	1,350	1,393
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2047[2]	4,830	4,989
Industrial Dev. Auth., Education Rev. Bonds (Leman Academy of Excellence Projects), Series 2017-A, 5.25% 2052[2]	2,500	2,577
American High-Income Municipal Bond Fund — Page 2 of 78

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2038[2]	$1,810	$2,055
Industrial Dev. Auth., Education Rev. Bonds (Pinecrest Academy of Nevada - Horizon, Inspirada and St. Rose Campus Projects), Series 2018-A, 5.75% 2048[2]	3,230	3,617
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 3.75% 2029[2]	565	595
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2039[2]	440	489
Industrial Dev. Auth., Education Rev. Bonds (Somerset Academy of Las Vegas - Lone Mountain Campus Projects), Series 2019-A, 5.00% 2049[2]	700	768
Industrial Dev. Auth., Municipal Certificates, Series 2019-2, Class X, 1.001% 2033[3]	164,800	11,782
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University), Series 2019-A, BAM insured, 5.00% 2049	1,500	1,777
Industrial Dev. Auth., Student Housing Rev. Bonds (Provident Group - NCCU Properties LLC - North Carolina Central University), Series 2019-A, BAM insured, 5.00% 2058	3,500	4,098
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 2038[2]	4,000	4,631
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Benjamin Franklin Charter School Projects), Series 2018-A, 6.00% 2052[2]	3,625	4,129
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 2036[2]	2,750	3,010
County of Maricopa, Industrial Dev. Auth., Education Rev. Bonds (Paradise Schools Projects), Series 2016, 5.00% 2047[2]	4,540	4,885
County of Maricopa, Pollution Control Corp., Pollution Control Rev. Ref. Bonds (El Paso Electric Co. Palo Verde Project), Series 2009-A, 3.60% 2040	2,000	2,106
County of Maricopa, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2000-B, 5.00% 2035	3,000	3,056
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2035[2]	6,055	6,556
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2015, 5.00% 2045[2]	5,500	5,865
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2035[2]	1,500	1,624
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Basis Schools, Inc. Project), Series 2016-A, 5.00% 2046[2]	7,100	7,567
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools East Mesa and Cadence Campuses), Series 2017-A, 4.00% 2022[2]	18,900	18,895
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 5.75% 2024[2]	1,250	1,338
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.50% 2034[2]	1,560	1,782
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2014-A, 6.75% 2044[2]	6,900	7,846
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2035[2]	1,590	1,701
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2015, 5.00% 2045[2]	2,250	2,371
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 4.00% 2026[2]	3,275	3,372
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2041[2]	10,000	10,663
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2016-A, 5.00% 2046[2]	2,500	2,654
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Legacy Traditional Schools Projects), Series 2017-B, 4.00% 2022[2]	7,250	7,248
American High-Income Municipal Bond Fund — Page 3 of 78

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Bonds, notes & other debt instruments (continued) Arizona (continued)	Principal amount (000)	Value (000)
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.00% 2038[2]	$3,100	$3,196
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.25% 2048[2]	3,000	3,098
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2018-A, 5.25% 2053[2]	4,980	5,132
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2019-A, 5.00% 2039[2]	410	422
City of Phoenix, Industrial Dev. Auth., Education Fac. Rev. Bonds (Leman Academy of Exellence - Oro Valley Projects), Series 2019-A, 5.00% 2049[2]	1,185	1,215
City of Phoenix, Industrial Dev. Auth., Lease Rev. Bonds (Rowan University Project), Series 2012, 5.25% 2034	5,000	5,416
County of Pima, Industrial Dev. Auth., Education Rev. Fac. Bonds (American Leadership Academy), Series 2019, 5.00% 2034[2]	725	778
County of Pima, Industrial Dev. Auth., Education Rev. Fac. Bonds (American Leadership Academy), Series 2019, 5.00% 2039[2]	655	695
County of Pima, Industrial Dev. Auth., Education Rev. Fac. Bonds (American Leadership Academy), Series 2019, 5.00% 2049[2]	1,100	1,163
County of Pima, Industrial Dev. Auth., Education Rev. Fac. Bonds (American Leadership Academy), Series 2019, 5.00% 2052[2]	2,150	2,261
County of Pinal, Industrial Dev. Auth., Environmental Facs. Rev. Green Bonds (WOF SW GGP 1 LLC Project), Series 2018, AMT, 7.25% 2033[2]	12,000	13,219
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe), Series 2019, 5.00% 2050	1,600	1,767
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Friendship Village of Tempe), Series 2019, 5.00% 2054	1,850	2,038
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.00% 2037[2]	700	806
City of Tempe, Industrial Dev. Auth., Rev. Bonds (Mirabella at ASU Project), Series 2017-A, 6.125% 2047[2]	1,900	2,170
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 5.00% 2019	500	501
City of Tempe, Industrial Dev. Auth., Rev. Ref. Bonds (Friendship Village of Tempe), Series 2012-A, 6.25% 2042	1,000	1,068
County of Yavapai, Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.80% 2027 (put 2021)	2,500	2,545
		254,330
Arkansas 0.06%
Dev. Fin. Auth., Health Care Rev. Bonds (Baptist Memorial Health Care), Series 2015-B-3, (SIFMA Municipal Swap Index + 1.55%) 2.67% 2044 (put 2022)[3]	1,600	1,623
Dev. Fin. Auth., Industrial Dev. Rev. Bonds (Big River Steel Project), Series 2019, AMT, 4.50% 2049[2]	2,500	2,661
County of Jefferson, Hospital Rev. Ref. Bonds (Jefferson Regional Medical Center), Series 2011, Assured Guaranty Municipal insured, 4.00% 2023	1,000	1,002
		5,286
California 5.25%
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2027	100	116
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2031	150	172
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2032	160	183
City of Alameda, Community Facs. Dist. No. 2013-1 (Alameda Landing Public Improvements), Special Tax Bonds, Series 2016, 5.00% 2033	320	366
City of Alhambra, Rev. Bonds (Atherton Baptist Homes Project), Series 2010-A, 7.50% 2030 (preref. 2020)	2,905	2,935
City of Anaheim, Public Fncg. Auth., Lease Rev. Bonds (Anaheim Convention Center Expansion Project), Series 2014-A, 5.00% 2046	2,000	2,277
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2011, 6.00% 2031	1,250	1,339
American High-Income Municipal Bond Fund — Page 4 of 78

unaudited
Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Assn. of Bay Area Governments, Fin. Auth. for Nonprofit Corps., Rev. Ref. Bonds (Episcopal Senior Communities), Series 2012-A, 5.00% 2047	$3,500	$3,721
Bay Area Toll Auth., San Francisco Bay Area Toll Bridge Rev. Bonds, Series 2008-B-1, (SIFMA Municipal Swap Index + 1.10%) 2.22% 2045 (put 2024)[3]	1,500	1,541
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.70% 2024	600	626
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.80% 2025	650	679
City of Carlsbad, Reassessment Dist. No. 2012-1, Limited Obligation Rev. Ref. Bonds, Series 2013, 3.90% 2026	625	653
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, BAM insured, 0% 2029	1,000	792
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, BAM insured, 0% 2030	1,100	836
Center Joint Unified School Dist., G.O. Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2016, BAM insured, 0% 2031	2,000	1,457
City of Cerritos, Public Fncg. Auth., Rev. Bonds (Los Coyotes Redev. Project Loan), Series 1993-A, AMBAC insured, 6.50% 2023	955	1,111
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2020	2,500	2,575
City of Cerritos, Public Fncg. Auth., Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series 2002-A, AMBAC insured, 5.00% 2022	2,000	2,072
City of Chula Vista, Industrial Dev. Rev. Ref. Bonds (San Diego Gas & Electric Co.), Series 2004-C, 5.875% 2034	1,100	1,104
City of Chula Vista, Municipal Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013, 5.00% 2034	945	1,054
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2034	1,000	656
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2036	1,100	672
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2039	3,765	2,064
Compton Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2015 Election, Series 2019-B, BAM insured, 0% 2040	5,000	2,639
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2029	615	690
Corona-Norco Unified School Dist., Public Fin. Auth., Special Tax Rev. Bonds, Series 2016-05-1, 4.00% 2030	640	714
Duarte Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2010 Election, Series 2011-A, BAM insured, 0% 2036	5,520	3,319
Elk Grove Unified School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2033	4,000	4,205
City of Fontana, Community Facs. Dist. No. 22 (Sierra Hills South), Special Tax Bonds, Series 2014, 5.00% 2030	2,080	2,355
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2013-A, 0% 2042	5,000	2,345
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2034	4,000	2,725
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2015-A, Assured Guaranty Municipal insured, 0% 2035	1,000	661
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2013-A, 0% 2042 (6.85% on 1/15/2024)[1]	1,250	1,313
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 5.75% 2046	3,000	3,470
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-A, 6.00% 2053	4,000	4,681
Foothill/Eastern Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2013-C, 6.50% 2043	3,500	4,133
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2005-A, AMBAC insured, 0% 2027	5,000	4,372
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-B, 0% 2047	20,000	3,407
American High-Income Municipal Bond Fund — Page 5 of 78

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.00% 2047	$1,300	$1,337
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-1, 5.25% 2047	4,315	4,455
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Asset-Backed Bonds, Series 2018-A-2, 5.00% 2047	7,900	8,124
Grossmont Union High School Dist., G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2008, 0% 2032	5,000	3,706
Health Facs. Fncg. Auth., Rev. Bonds (Kaiser Permanente), Series 2017-A-2, 5.00% 2047	4,000	6,077
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2024	225	258
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2028	1,220	1,406
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2032	540	615
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	580	659
Hemet Unified School Dist., Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2034	350	397
Housing Fin. Agcy., Municipal Certificates, Series 2019-A-1, 4.25% 2035	4,670	5,491
Housing Fin. Agcy., Municipal Certificates, Series 2019-X-1, 0.30% 2035[3]	28,600	715
Independent Cities Lease Fin. Auth., Mobile Home Park Rev. Ref. Bonds (Palomar Estates West), Series 2015, 5.00% 2036	1,000	1,091
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2008-F, 1.75% 2026 (put 2022)[4]	26,250	24,544
Infrastructure and Econ. Dev. Bank, Rev. Ref. Bonds (Pacific Gas and Electric Co.), Series 2010-E, 1.75% 2026 (put 2022)[4]	8,215	7,681
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2032	350	403
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2033	590	678
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2034	615	706
City of Irvine, Reassessment Dist. No. 15-2, Limited Obligation Improvement Bonds, Series 2015, 5.00% 2035	375	429
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2024	310	337
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2025	550	596
City of La Verne, Rev. Certs. of Part. (Brethren Hillcrest Homes), Series 2014, 5.00% 2026	350	378
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2024	415	477
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2025	1,170	1,374
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2027	70	82
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2031	2,685	3,100
City of Lake Elsinore, Public Fncg. Auth., Local Agcy. Rev. Ref. Bonds, Series 2015, 5.00% 2035	6,540	7,482
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.125% 2035	1,000	1,122
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-A, 5.25% 2026	2,000	2,293
City of Lee Lake, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2013-B, 5.375% 2035	730	797
City of Long Beach, Marina Rev. Bonds (Alamitos Bay Marina Project), Series 2015, 5.00% 2045	500	564
M-S-R Energy Auth., Gas Rev. Bonds, Series 2009-B, 6.50% 2039	1,800	2,821
Moorpark Unified School Dist., G.O. Bonds, Capital Appreciation Bonds, 2008 Election, Series 2011-B, Assured Guaranty Municipal insured, 0% 2036	4,500	2,761
The Morongo Band of Mission Indians, Rev. Ref Bonds, Series 2018-B, 5.00% 2042[2]	6,415	7,240
Municipal Fin. Auth., Charter School Rev. Bonds (Rocketship Education - Multiple Projects), Series 2014-A, 6.00% 2023	500	530
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2036	750	863
Municipal Fin. Auth., Educational Rev. Bonds (American Heritage Education Foundation Project), Series 2016-A, 5.00% 2046	1,745	1,980
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.25% 2035[2]	2,035	2,331
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2015-A, 5.50% 2045[2]	5,600	6,439
Municipal Fin. Auth., Rev. Bonds (California Baptist University), Series 2016-A, 5.00% 2046[2]	750	847
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-A, 5.25% 2039	1,200	1,351
Municipal Fin. Auth., Rev. Bonds (Caritas Mobile Home Park), Series 2014-B, 5.875% 2049	1,000	1,094
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.00% 2029 (preref. 2019)	1,420	1,420
Municipal Fin. Auth., Rev. Bonds (Harbor Regional Center Project), Series 2009, 8.50% 2039 (preref. 2019)	1,000	1,000
American High-Income Municipal Bond Fund — Page 6 of 78

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 4.00% 2047	$9,600	$10,233
Municipal Fin. Auth., Rev. Bonds (LINXS APM Project), Series 2018-A, AMT, 5.00% 2047	3,205	3,737
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2011-B, 8.00% 2041 (preref. 2021)[2]	2,500	2,741
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2026	1,065	1,214
Municipal Fin. Auth., Rev. Ref. Bonds (Azusa Pacific University Project), Series 2015-B, 5.00% 2030	2,505	2,813
Municipal Fin. Auth., Rev. Ref. Bonds (William Jessup University), Series 2019, 5.00% 2048	725	818
Municipal Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2017-A, AMT, 2.00% 2044 (put 2020)	1,000	1,004
Municipal Fin. Auth., Special Fac. Rev. Bonds (United Airlines, Inc. Los Angeles International Airport Project), Series 2019, AMT, 4.00% 2029	1,500	1,703
City of Murrieta, Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2012, 4.00% 2034	1,965	2,050
Northern California Gas Auth. No. 1, Gas Project Rev. Bonds, Series 2007-B, (3-month USD-LIBOR + 0.67%) 2.126% 2027[3]	12,070	11,889
County of Orange, Community Facs. Dist. No. 2015-1 (Esencia Village), Special Tax Rev. Ref. Bonds, Series 2015-A, 5.25% 2045	560	640
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2049	4,500	5,287
City of Oroville, Hospital Rev. Bonds (Oroville Hospital), Series 2019, 5.25% 2054	6,800	7,957
City of Palm Desert, Section 29 Assessment Dist. No. 2004-02, Limited Obligation Improvement Bonds, Series 2007, 5.05% 2027	1,820	1,838
Palomar Health, G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2027	2,160	2,562
Palomar Pomerado Health, Certs. of Part., Series 2009, 6.75% 2039 (preref. 2019)	1,500	1,500
Palomar Pomerado Health, Certs. of Part., Series 2010, 6.00% 2041 (preref. 2020)	1,000	1,049
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2029	2,750	2,197
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2030	9,000	6,927
Palomar Pomerado Health, G.O. Bonds, Capital Appreciation Bonds, 2004 Election, Series 2009-A, Assured Guaranty insured, 0% 2031	2,500	1,859
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2035	3,175	3,592
Perris Union High School Dist., Fncg. Auth., Rev. Bonds, Series 2015, 5.00% 2041	1,725	1,934
Pollution Control Fncg. Auth., Water Furnishing Rev. Bonds (Poseidon Resources (Channelside) LP Desalination Project), Series 2012 Plant Bonds, AMT, 5.00% 2045[2]	6,000	6,396
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2031	1,200	1,383
Poway Unified School Dist., Public Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2015-A, 5.00% 2036	1,490	1,698
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2011-B, 5.00% 2031 (preref. 2021)	5	5
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2013-H, 5.00% 2024 (preref. 2023)	20	23
Public Works Board, Lease Rev. Bonds (Trustees of the California State University, Various California State University Projects), Series 2013-H, 5.00% 2029 (preref. 2023)	5	6
Public Works Board, Lease Rev. Bonds (Various Capital Projects), Series 2009-I-1, 6.125% 2029 (preref. 2019)	6,000	6,000
City of Rancho Cordova, Community Facs. Dist. No. 2003-1 (Sunridge Anatolia), Special Tax Bonds, Series 2016, 4.00% 2037	500	537
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Bonds, Series 2013, 5.50% 2039	1,785	2,078
Rio Elementary School Dist., Community Facs. Dist. No. 1, Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2035	425	476
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2038	3,750	4,266
River Islands Public Fncg. Auth., Community Facs. Dist. No. 2003-1 (Public Improvements), Special Tax Bonds, Series 2019-A, 5.00% 2048	4,545	5,123
County of Riverside, Redev. Agcy., Tax Allocation Bonds (Jurupa Valley Redev. Project Area), Capital Appreciation Bonds, Series 2011-B, 0% 2039	4,000	2,247
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2026	500	588
American High-Income Municipal Bond Fund — Page 7 of 78

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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2027	$230	$270
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,000	1,165
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2030	455	528
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2031	595	687
City of Roseville, Community Facs. Dist. No. 1 (Westpark), Special Tax Rev. Ref. Bonds, Series 2015, 5.00% 2033	500	575
County of Sacramento, Water Fncg. Auth., Rev. Ref. Bonds (Water Agcy. Zones 40 and 41), Series 2007-B, FGIC-National insured, (3-month USD-LIBOR + 0.55%) 1.978% 2034[3]	5,000	4,745
City of San Buenaventura, Rev. Bonds (Community Memorial Health System), Series 2011, 7.50% 2041	10,290	11,373
City of San Diego, Community Facs. Dist. No. 2 (Santaluz), Improvement Area No. 1, Special Tax Rev. Ref. Bonds, Series 2011-A, 5.10% 2030	920	981
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2027	355	421
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2028	785	926
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2029	245	289
City of San Diego, Community Facs. Dist. No. 4 (Black Mountain Ranch Villages), Special Tax Bonds, Series 2016, 5.00% 2030	245	288
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2009-A, 4.90% 2029	2,730	2,730
City and County of San Francisco, Airport Commission, San Francisco International Airport, Second Series Rev. Bonds, Series 2019-A, AMT, 5.00% 2049	7,500	9,002
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2011-D, 7.00% 2041 (preref. 2021)	1,000	1,074
City and County of San Francisco, Redev. Fin. Auth., Tax Allocation Rev. Bonds (Mission Bay South Redev. Project), Series 2016-C, 5.00% 2031	665	806
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2029	1,300	1,412
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 6 (Mission Bay South Public Improvements), Special Tax Rev. Ref. Bonds, Series 2013-A, 5.00% 2031	1,140	1,233
City and County of San Francisco, Successor Agcy. to the Redev. Agcy., Community Facs. Dist. No. 7 (Hunters Point Shipyard Phase One Improvements), Special Tax Rev. Ref. Bonds, Series 2014, 5.00% 2044	965	1,059
San Joaquin Hills Transportation Corridor Agcy., Toll Road Rev. Ref. Bonds, Series 2014-A, 5.00% 2034	2,200	2,523
City of San Jose, Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 5.75% 2034	4,000	4,224
City of Santa Ana, Redev. Agcy., Tax Allocation Bonds, Series 2011-A, 6.25% 2024	1,500	1,603
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Capital Appreciation Bonds, Series 2011, 0% 2024 (preref. 2021)	1,700	1,336
City of Santa Clara, Redev. Agcy., Tax Allocation Bonds (Bayshore North Project), Capital Appreciation Bonds, Series 2011, 0% 2025 (preref. 2021)	4,000	2,897
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2035	1,725	1,993
Saugus Union School Dist., Saugus/Hart School Facs. Fin. Auth., Community Facs. Dist. No. 2006-1, Special Tax Rev. Bonds, Series 2016, 5.00% 2036	1,780	2,052
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2013-A-1, 7.375% 2043 (preref. 2022)	4,380	5,116
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 4.00% 2027[2]	1,000	1,075
School Fin. Auth., Charter School Rev. Bonds (Classical Academies Project), Series 2017-A, 5.00% 2044[2]	2,000	2,225
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2029[2]	1,000	1,157
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
School Fin. Auth., Charter School Rev. Bonds (Equitas Academy Obligated Group), Series 2018-A, 5.00% 2048[2]	$1,000	$1,108
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2028[2]	595	668
School Fin. Auth., Charter School Rev. Bonds (Larchmont Charter School Project), Series 2018-A, 5.00% 2043[2]	760	825
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2016-A, 5.00% 2046[2]	1,850	1,961
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.125% 2047[2]	750	807
School Fin. Auth., Charter School Rev. Bonds (Rocketship Education Obligated Group), Series 2017-A, 5.25% 2052[2]	250	269
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2037[2]	360	391
School Fin. Auth., Charter School Rev. Bonds (Rocketship Public Schools Obligated Group), Series 2017-G, 5.00% 2047[2]	1,470	1,585
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	7,100	8,250
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2015-A, 6.375% 2046[2]	440	511
School Fin. Auth., Educational Facs. Rev. Bonds (River Springs Charter School Project), Series 2017-A, 5.00% 2052[2]	1,350	1,464
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2021[2]	370	386
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2022[2]	385	410
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2023[2]	400	434
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2024[2]	420	463
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 4.00% 2025[2]	235	263
School Fin. Auth., School Fac. Rev. Ref. Bonds (High Tech High Learning Project), Series 2017-A, 5.00% 2049[2]	1,000	1,147
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2027	100	103
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.00% 2028	120	124
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2030	175	180
City of Seal Beach, Community Facs. Dist. No. 2005-1 (Pacific Gateway Business Center), Special Tax Rev. Ref. Bonds, Series 2016, 3.125% 2031	460	471
Southern California Logistics Airport Auth., Tax Allocation Parity Bonds (Southern California Logistics Airport Project), Series 2005-A, RADIAN insured, 4.50% 2030	120	120
Statewide Communities Dev. Auth., Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010-A, 4.50% 2029	6,000	6,150
Statewide Communities Dev. Auth., Rev Bonds (Daughters of Charity Health System - St. Francis Medical Center), Series 2005-G, 5.75% 2035	30	30
Statewide Communities Dev. Auth., Rev. Bonds (American Baptist Homes of the West), Series 2015, 5.00% 2045	850	953
Statewide Communities Dev. Auth., Rev. Bonds (California Baptist University), Series 2014-A, 6.375% 2043	2,700	3,110
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2034[2]	275	326
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Educational Student Housing Project), Series 2019-A, 5.00% 2039[2]	370	432
Statewide Communities Dev. Auth., Rev. Bonds (Lancer Plaza Project), Series 2013, 5.125% 2023	1,055	1,129
Statewide Communities Dev. Auth., Rev. Bonds (Loma Linda University Medical Center), Series 2014-A, 5.25% 2044	5,000	5,541
Statewide Communities Dev. Auth., Rev. Bonds (Sutter Health), Series 2011-A, 6.00% 2042 (preref. 2020)	1,500	1,559
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 5.625% 2032	1,000	1,122
Statewide Communities Dev. Auth., Rev. Bonds (Terraces at San Joaquin Gardens Project), Series 2012-A, 6.00% 2042	1,000	1,126
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Bonds, notes & other debt instruments (continued) California (continued)	Principal amount (000)	Value (000)
Statewide Communities Dev. Auth., Rev. Ref. Bonds (California Baptist University), Series 2017-A, 5.00% 2032[2]	$720	$850
Statewide Communities Dev. Auth., Rev. Ref. Bonds (Lancer Educational Student Housing Project), Series 2016-A, 5.00% 2046[2]	3,750	4,166
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.00% 2029[2]	1,500	1,503
Statewide Communities Dev. Auth., Senior Living Rev. Ref. Bonds (Southern California Presbyterian Homes), Series 2009, 7.25% 2041[2]	4,500	4,508
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (CHF-Irvine, LLC - University of California, Irvine East Campus Apartments), Series 2016, 5.00% 2040	1,150	1,336
Statewide Communities Dev. Auth., Student Housing Rev. Bonds (Custodial Receipts), Series 2017, 4.305% 2032	5,425	6,037
City of Thousand Oaks, Community Facs. Dist. No. 1994-1 (Marketplace Public Pedestrian, Traffic Circulation and Parking Facs.), Special Tax Rev. Ref. Bonds, Series 2012, 5.00% 2022	660	696
Tobacco Securitization Auth. of Southern California, Tobacco Settlement Asset-Backed Rev. Ref. Bonds (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation Bonds, Series 2019-B2-2, 0% 2054	10,735	1,641
Regents of the University of California, Medical Center Pooled Rev. Bonds, Series 2016-L, 4.00% 2037	2,300	2,556
		426,927
Colorado 5.82%
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.75% 2047[5]	515	533
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2037	1,585	1,659
County of Adams, Amber Creek Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.125% 2047	575	599
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Bonds, Series 2018-B, 7.25% 2047[5]	1,988	2,139
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2038	840	908
County of Adams, Bradburn Metropolitan Dist No. 2, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2018-A, 5.00% 2047	1,200	1,285
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds, Series 2017-B, 7.00% 2047[5]	670	692
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.00% 2027	1,030	1,062
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2037	1,055	1,121
County of Adams, Brighton Crossing Metropolitan Dist. No. 4, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	3,170	3,358
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Bonds, Series 2017-B, 7.375% 2047[5]	500	522
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 4.375% 2032	790	821
County of Adams, Clear Creek Station Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2017-A, 5.00% 2047	7,250	7,597
County of Adams, DIATC Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2039[2]	1,245	1,341
County of Adams, DIATC Metropolitan Dist., G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2049[2]	2,000	2,126
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-A, 5.00% 2049	1,475	1,521
County of Adams, Pomponio Terrace Metropolitan Dist., Limited Tax G.O. Bonds, Series 2019-B, 7.75% 2049	816	831
County of Adams, The Village at Dry Creek Metropolitan Dist. No. 2, Limited Tax G.O. and Special Rev. Bonds, Series 2019, 4.375% 2044	1,870	1,923
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.25% 2030	500	524
County of Arapahoe, Copperleaf Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2015, 5.75% 2045	1,450	1,519
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
County of Arapahoe, Cornerstar Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2017-A, 4.50% 2027	$1,500	$1,590
County of Arapahoe, Gardens of Havana Metropolitan Dist. No. 3, Special Rev. Ref. Bonds, Series 2017-A, 4.625% 2027	2,690	2,848
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2033	1,685	2,013
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	8,500	9,975
Arkansas River Power Auth., Power Supply System Rev. Ref. Bonds, Series 2018-A, 5.00% 2043	5,750	6,652
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-A, 5.125% 2047	1,135	1,203
City of Arvada, Leyden Ranch Metropolitan Dist., G.O. Tax Bonds, Series 2017-B, 7.00% 2047[5]	500	524
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Bonds, Series 2017-C, 10.75% 2049[5]	1,026	1,047
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 4.00% 2025	1,000	1,041
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 4.375% 2033	2,750	2,894
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2045	2,250	2,363
City of Arvada, Leyden Rock Metropolitan Dist. No. 10, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016-B, 7.25% 2045[5]	1,000	1,037
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2035	2,000	2,117
City of Arvada, Mountain Shadows Metropolitan Dist., Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016, 5.00% 2046	1,000	1,045
City of Arvada, Westown Metropolitan Dist., Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017-A, 5.00% 2047	1,400	1,451
County of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 2039	650	672
County of Arvada, Haskins Station Metropolitan Dist., Limited Tax G.O. and Special Rev. Bonds, Series 2019-A, 5.00% 2049	925	940
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	2,920	3,045
City of Aurora, Forest Trace Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2016-B, 7.25% 2046[5]	683	694
City of Aurora, International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 4.625% 2031	635	652
City of Aurora, International Center Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds (Convertible to Unlimited Tax), Series 2016, 5.00% 2046	3,140	3,245
City of Aurora, Parkside at City Centre Business Improvement Dist., Special Rev. and Tax Supported Senior Bonds, Series 2019-A, 6.25% 2048	13,490	13,966
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 4.50% 2028	555	574
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 5.125% 2037	550	585
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018, 7.25% 2035[5]	636	659
City of Aurora, Serenity Ridge Metropolitan Dist. No. 2, Rev. Ref. & Improvement Bonds, Series 2018-A, 5.125% 2043	500	529
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2037	2,265	2,577
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-1, 5.00% 2047	3,085	3,463
City of Aurora, Southlands Metropolitan Dist. No. 1, G.O. Rev. Ref. Bonds, Series 2017-A-2, 5.00% 2037	600	683
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.00% 2033	504	538
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2013, 5.125% 2038	2,070	2,210
City of Aurora, Tallyn’s Reach Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2016-A, 6.75% 2038	720	743
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City of Brighton, Bromley Park Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2018-B, 6.375% 2047	$1,000	$1,041
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.00% 2038	4,220	4,549
City and County of Broomfield, Arista Metropolitan Dist., Limited Tax Rev. Ref. Bonds, Series 2018-A, 5.125% 2048	10,325	11,089
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 5.75% 2046	4,450	4,645
City and County of Broomfield, Lambertson Farms Metropolitan Dist. No. 1, Improvement Rev. Ref. Bonds, Series 2015, 6.00% 2050	3,700	3,889
City and County of Broomfield, Midcities Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2016-B, 7.75% 2046	1,428	1,468
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax and Rev. Bonds, Series 2019, 7.25% 2049	4,712	4,699
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 4.375% 2031	900	919
City and County of Broomfield, Palisade Metropolitan Dist. No. 2, Limited Tax G.O. and Rev. Bonds, Series 2016, 5.00% 2046	3,000	3,112
Town of Castle Rock, Promenade at Castle Rock Metropolitan Dist. No. 1, G.O. Bonds, Series 2015-A, 5.75% 2039	9,300	9,788
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.00% 2021	433	435
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 3.50% 2026	500	511
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2030	5,140	5,480
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2036	1,620	1,712
City of Centennial, Southglenn Metropolitan Dist., Special Rev. Ref. Bonds, Series 2016, 5.00% 2046	5,200	5,467
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2030	1,505	1,697
Colorado Bridge Enterprise, Rev. Bonds (Central 70 Project), Series 2017, AMT, 4.00% 2051	4,000	4,219
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 4.375% 2026	3,545	3,740
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 5.00% 2033	3,040	3,251
Colorado Science and Technology Park Metropolitan Dist. No.1, Rev. Ref. and Improvement Bonds, Series 2018, 5.25% 2048	3,125	3,318
City of Commerce City, Buffalo Ridge Metropolitan Dist., Limited Tax G.O. Bonds, Series 2018-B, 7.375% 2047[5]	3,488	3,641
City and County of Denver, 9th Avenue Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2018, 5.00% 2048	2,475	2,614
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2035	5,000	6,073
City and County of Denver, Airport System Rev. Bonds, Series 2018-A, AMT, 5.00% 2036	2,500	3,332
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 4.50% 2029	1,295	1,346
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.00% 2036	605	635
City and County of Denver, Belleview Station Metropolitan Dist. No. 2, G.O. Rev. Ref. and Improvement Bonds, Series 2017, 5.125% 2046	2,375	2,491
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 5.625% 2038	1,315	1,492
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2013-A, 6.00% 2038	1,250	1,446
City and County of Denver, Central Platte Valley Metropolitan Dist., G.O. Rev. Ref. Bonds, Series 2014, 5.00% 2043	1,250	1,348
City and County of Denver, Denver Convention Center Hotel Auth., Rev. Ref. Bonds, Series 2016, 5.00% 2034	2,500	2,887
City and County of Denver, Dept. of Aviation, Special Facs. Airport Rev. Ref. Bonds (United Air Lines Project), Series 2017, AMT, 5.00% 2032	8,905	9,743
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
City and County of Denver, International Center Metropolitan Dist. No. 14, Limited Tax G.O. Rev. Ref. and Improvement Bonds, Series 2018, 5.875% 2046	$5,475	$5,986
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2026	2,700	3,200
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2027	3,500	4,136
City and County of Denver, Park Creek Metropolitan Dist., Limited Property Tax Supported Rev. Ref. Bonds, Series 2015-A, 5.00% 2033	1,000	1,162
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2013-A-1, 5.00% 2024	2,000	2,221
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 2039[2]	3,750	4,014
City of Denver, Urban Renewal Auth., Stapleton Tax Increment Rev. Bonds, Series 2018-A, 5.25% 2039[2]	3,430	3,672
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2000-B, National insured, 0% 2031	1,375	1,020
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2006-B, National insured, 0% 2037	5,065	2,480
E-470 Public Highway Auth., Rev. Bonds, Capital Appreciation Bonds, Series 2010, 0% 2040	3,610	1,943
E-470 Public Highway Auth., Rev. Bonds, Series 2010-C, 5.375% 2026	1,000	1,032
E-470 Public Highway Auth., Rev. Bonds, Series 2017-B, (1-month USD-LIBOR x 0.67 + 1.05%) 2.246% 2039 (put 2021)[3]	1,000	1,009
County of El Paso, Flying Horse Metropolitan Dist. No. 3, G.O. Limited Tax Rev. Ref. Bonds, Series 2019, 6.00% 2049[2]	2,965	3,016
County of Elbert, Independence Metropolitan Dist. No. 3, Limited Tax G.O. Bonds, Series 2019-A, 6.25% 2049	7,100	7,448
County of Elbert, Independence Water & Sanitation Dist., Water Activity Enterprise Special Rev. Bonds, Series 2019, 7.25% 2038	6,500	7,044
City of Fort Collins, Harmony Technology Park Metropolitan Dist. No.2, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2017, 5.00% 2047	5,270	5,488
Health Facs. Auth., Health Care Facs. Rev. Bonds (American Baptist Homes of the Midwest Obligated Group), Series 2013, 8.00% 2043	11,100	12,593
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2030 (preref. 2025)	3,000	3,593
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2032	1,500	1,797
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2033	100	120
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2036	2,360	2,827
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2015-A, 5.00% 2045 (preref. 2025)	1,000	1,198
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2028	1,500	1,870
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2032	1,360	1,695
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2037 (preref. 2027)	2,300	2,867
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2042	2,100	2,618
Health Facs. Auth., Health Facs. Rev. and Rev. Ref. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2017, 5.00% 2047 (preref. 2027)	3,520	4,388
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2025	500	548
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2033 (preref. 2022)	145	159
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2012, 5.00% 2042 (preref. 2022)	12,240	13,412
American High-Income Municipal Bond Fund — Page 13 of 78

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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Health Facs. Auth., Health Facs. Rev. Bonds (Evangelical Lutheran Good Samaritan Society Project), Series 2013, 5.625% 2043 (preref. 2023)	$4,725	$5,451
Health Facs. Auth., Rev. Bonds (Commonspirit Health), Series 2019-B-2, 5.00% 2049 (put 2026)	5,000	5,907
Health Facs. Auth., Rev. Bonds (Covenant Retirement Communities, Inc.), Series 2018, 5.00% 2048	2,480	2,865
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.00% 2042[4]	2,500	1,641
Health Facs. Auth., Rev. Bonds (Senior Residences Project), Series 2012, 7.125% 2047[4]	5,500	3,609
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Communities), Series 2019, 4.00% 2027	390	432
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Communities), Series 2019, 4.00% 2029	300	338
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Communities), Series 2019, 4.00% 2038	550	584
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Christian Living Communities), Series 2019, 5.00% 2038	1,500	1,713
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.00% 2027	455	534
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2031	2,395	2,802
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2032	850	990
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2037	2,300	2,641
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-A, 5.25% 2047	12,230	13,765
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 3.125% 2027	1,250	1,254
Health Facs. Auth., Rev. Ref. and Improvement Bonds (Frasier Meadows Retirement Community Project), Series 2017-B, 5.00% 2027	1,055	1,146
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Communities), Series 2012, 5.00% 2020	75	75
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2026	750	843
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2031	2,000	2,226
Health Facs. Auth., Rev. Ref. Bonds (Christian Living Neighborhoods Project), Series 2016, 5.00% 2037	7,250	7,980
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2012-A, 5.00% 2033	4,750	5,144
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.50% 2028	525	601
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2013-A, 5.75% 2036	1,000	1,150
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2029	1,500	1,720
Health Facs. Auth., Rev. Ref. Bonds (Covenant Retirement Communities, Inc.), Series 2015-A, 5.00% 2035	2,500	2,828
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2051	3,250	3,558
High Performance Transportation Enterprise, C-470 Express Lanes Rev. Bonds, Series 2017, 5.00% 2056	1,000	1,092
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2018-C, Class I, 4.25% 2048	1,440	1,577
City and County of Jefferson, Dinosaur Ridge Metropolitan Dist., Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2049	3,500	3,575
Town of Johnstown, Tompson Crossing Metropolitan Dist. No. 4, G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2039	1,400	1,507
Town of Johnstown, Tompson Crossing Metropolitan Dist. No. 4, G.O. Rev. Ref. and Improvement Bonds, Series 2019, 5.00% 2049	2,625	2,800
City of Lakewood, Plaza Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2013, 5.00% 2020[2]	1,500	1,549
City of Littleton, Littleton Village Metropolitan Dist. No. 2, Special Rev. Ref. Bonds, Series 2018-B, 7.625% 2028[5]	1,140	1,185
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2021[2]	1,500	1,578
City of Loveland, Centerra Metropolitan Dist. No. 1, Rev. Ref. Bonds, Series 2017, 5.00% 2022[2]	1,900	2,037
Town of Parker, Cottonwood Highlands Metropolitan Dist No. 1, Limited Tax G.O. Bonds (Convertible to Unlimited Tax), Series 2019-A, 5.00% 2049	900	959
Town of Parker, Westcreek Metropolitan Dist. No. 2, Limited Tax G.O. Bonds, Series 2019-A, 5.375% 2048	800	829
Public Auth. for Colorado Energy, Natural Gas Purchase Rev. Bonds, Series 2008, 6.25% 2028	2,000	2,564
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Bonds, notes & other debt instruments (continued) Colorado (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2037	$5,375	$5,530
Public Fin. Auth., Rev. Bonds (Denver International Airport Great Hall Project), Series 2017, AMT, 5.00% 2049	9,510	9,778
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2034	1,700	1,744
Regional Transportation Dist., Private Activity Bonds (Denver Transit Partners Eagle P3 Project), Series 2010, 6.00% 2041	13,800	14,156
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.50% 2036	4,750	5,008
Town of Snowmass Village, Base Village Metropolitan Dist. No. 2, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-A, 5.75% 2046	2,585	2,724
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017, 7.75% 2047[5]	644	675
City of Thornton, Big Dry Creek Metropolitan Dist., G.O. Bonds, Series 2017-A, 5.75% 2047	2,415	2,567
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2036	1,335	1,405
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds (Convertible to Unlimited Tax), Series 2016-A, 5.00% 2046	6,490	6,809
Town of Vail, Solaris Metropolitan Dist. No. 3, Limited Tax G.O. Rev. Ref. Bonds, Series 2016-B, 7.00% 2046[5]	1,500	1,540
County of Weld, Hunters Overlook Metropolitan Dist. No. 5, G.O. Bonds, Series 2019-A, 5.00% 2039	910	978
County of Weld, Hunters Overlook Metropolitan Dist. No. 5, G.O. Bonds, Series 2019-A, 5.00% 2049	1,235	1,310
County of Weld, Hunters Overlook Metropolitan Dist. No. 5, G.O. Bonds, Series 2019-B, 8.50% 2049	1,825	1,830
County of Weld, Vista Ridge Metropolitan Dist., Limited Tax G.O. Rev. Ref. Bonds, Series 2006-B, 9.50% 2040 (preref. 2021)[1]	2,220	2,633
		474,025
Connecticut 0.99%
G.O. Bonds, Series 2018-E, 5.00% 2028	1,000	1,260
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.625% 2030	995	1,005
Town of Hamden, Rev. Bonds (Whitney Center Project), Series 2009-A, 7.75% 2043	7,600	7,678
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 2030[2]	3,250	3,777
Harbor Point Infrastructure Improvement Dist., Special Obligation Rev. Ref. Bonds (Harbor Point Project), Series 2017, 5.00% 2039[2]	11,055	12,488
Health and Educational Facs. Auth., Rev. Bonds (Healthcare Fac. Expansion Issue - Church Home of Hartford Inc. Project), Series 2016-A, 5.00% 2053[2]	1,640	1,780
Health and Educational Facs. Auth., Rev. Bonds (Mary Wade Home Obligated Group), Series 2019-A-1, 5.00% 2029[2]	1,000	1,122
Health and Educational Facs. Auth., Rev. Bonds (Mary Wade Home Obligated Group), Series 2019-A-1, 5.00% 2039[2]	1,000	1,100
Health and Educational Facs. Auth., Rev. Bonds (Mary Wade Home Obligated Group), Series 2019-A-1, 5.00% 2054[2]	12,000	13,066
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2030	840	905
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.00% 2031	840	902
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2032	830	894
Higher Education Supplemental Loan Auth., Rev. Bonds (Chesla Loan Program), Series 2017-A, AMT, 4.125% 2033	415	446
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-B-2, AMT, 3.50% 2039	3,580	3,726
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2016-F-2, AMT, 3.50% 2039	1,345	1,402
Housing Fin. Auth., Housing Mortgage Fin. Program Bonds, Series 2018-A-2, AMT, 4.00% 2041	4,945	5,300
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Bonds, Series 2016-A, 5.50% 2026[2]	5,610	6,013
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015, 7.00% 2045[2]	2,495	2,571
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Bonds, notes & other debt instruments (continued) Connecticut (continued)	Principal amount (000)	Value (000)
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-A, 6.75% 2045[2]	$9,330	$9,947
Mohegan Tribe of Indians, Gaming Auth., Priority Distribution Payment Rev. Ref. Bonds, Series 2015-C, 6.25% 2030[2]	4,500	5,038
		80,420
Delaware 0.03%
Health Facs. Auth., Rev. Bonds (Beebe Medical Center Project), Series 2018, 5.00% 2050	2,235	2,605
District of Columbia 0.67%
Dulles Toll Road Rev. Bonds (Dulles Metrorail and Capital Improvement Projects), Series 2010-B, 6.50% 2044[1]	5,000	6,665
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2009-B, Assured Guaranty Municipal insured, 0% 2035	6,000	3,764
Metropolitan Washington DC Airports Auth., Dulles Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2010-A, Assured Guaranty Municipal insured, 0% 2037	10,000	5,793
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 2039	1,000	1,206
Rev. Bonds (DC International School Issue), Series 2019, 5.00% 2049	1,275	1,511
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2036	2,895	3,315
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2041	1,545	1,748
Rev. Bonds (Friendship Public Charter School, Inc. Issue), Series 2016-A, 5.00% 2046	3,170	3,562
Rev. Bonds (Ingleside at Rock Creek Project), Series 2017-A, 5.00% 2032	1,000	1,092
Rev. Bonds (Ingleside at Rock Creek Project), Series 2017-A, 5.00% 2052	1,750	1,869
Rev. Ref. Bonds (KIPP DC Issue), Series 2017-B, 5.00% 2048	6,330	7,368
Tobacco Settlement Fncg. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2006-A, 0% 2046	88,025	16,814
		54,707
Florida 4.85%
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2032	500	567
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2042	2,000	2,258
County of Alachua, Health Facs. Auth., Continuing Care Retirement Community Rev. Ref. Bonds (Oak Hammock at the University of Florida, Inc. Project), Series 2012-A, 8.00% 2046	1,500	1,689
County of Alachua, Health Facs. Auth., Health Facs. Rev. Bonds (Shands HealthCare Project), Series 2007-A, (3-month USD-LIBOR x 0.67 + 0.87%) 2.302% 2037[3]	1,745	1,683
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds (Shands HealthCare Project), Series 2014-A, 5.00% 2044	3,700	4,159
County of Alachua, Health Facs. Auth., Health Facs. Rev. Ref. Bonds, Series 2019-A, 4.00% 2049	2,500	2,729
City of Atlantic Beach, Health Care Facs. Rev. and Rev. Ref. Bonds (Fleet Landing Project), Series 2013-A, 5.00% 2022	105	115
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2043	365	416
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2048	3,000	3,410
City of Atlantic Beach, Health Care Facs. Rev. Bonds (Fleet Landing Project), Series 2018-A, 5.00% 2053	2,450	2,769
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2032	2,470	2,769
County of Brevard, Educational Facs. Auth., Demand Rev. Bonds (Florida Institute of Technology Project), Series 2014, 5.00% 2039	750	827
County of Broward, Airport System Rev. Ref. Bonds, Series 2013-A, 5.25% 2043	2,000	2,230
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	2,000	2,309
County of Broward, Airport System Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2035	2,000	2,305
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 4.00% 2024	250	265
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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2029	$405	$453
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2039	1,770	1,938
Capital Trust Agcy., Educational Facs. Rev. Bonds (Advantage Academy of Hillborough), Series 2019, 5.00% 2054	1,400	1,508
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation Inc.), Series 2018-A, 5.375% 2038[2]	1,105	1,237
Capital Trust Agcy., Educational Facs. Rev. Bonds (Charter Educational Foundation Inc.), Series 2018-A, 5.375% 2048[2]	2,595	2,857
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 2049[2]	1,280	1,405
Capital Trust Agcy., Educational Facs. Rev. Bonds (Odyssey Charter School), Series 2019, 5.00% 2054[2]	2,385	2,610
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.125% 2037[2]	5,225	5,611
Capital Trust Agcy., Educational Facs. Rev. Bonds (Renaissance Charter School), Series 2017-A, 5.25% 2047[2]	10,000	10,651
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 2037[2]	860	925
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 2047[2]	1,785	1,890
Capital Trust Agcy., Educational Facs. Rev. Bonds (Viera Charter Schools Inc. Project), Series 2017-A, 5.00% 2052[2]	895	942
Central Florida Expressway Auth., Rev. Ref. Bonds, Series 2017, 5.00% 2039	1,000	1,203
County of Collier, Health Facs. Auth., Residential Care Fac. Rev. Bonds (Moorings Inc.), Series 2015-A, 5.00% 2048	5,000	5,897
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 5.50% 2028	1,535	1,686
Dev. Fin. Corp., Healthcare Facs. Rev. Bonds (UF Health - Jacksonville Project), Series 2013-A, 6.00% 2033	11,930	13,240
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2029 (put 2022)[2]	8,330	8,835
Dev. Fin. Corp., Solid Waste Disposal Rev. Bonds (Waste Pro USA, Inc. Project), Series 2019, AMT, 5.00% 2029[2]	3,000	3,306
Dev. Fin. Corp., Surface Transportation Fac. Rev. Bonds (Virgin Trains USA Passenger Rail Project), Series 2019-A, 6.50% 2049 (put 2029)[1,2]	1,250	1,178
Dev. Fin. Corp., Surface Transportation Fac., Rev. Bonds (Virgin Trains USA Passenger Rail Project), Series 2019-B, AMT, 1.90% 2049 (put 2020)	1,500	1,502
County of Escambia, Health Facs. Auth., Health Care Facs. Rev. Bonds (Baptist Hospital, Inc. Project), Series 2010-A, 5.75% 2029	5,250	5,413
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2028	1,000	1,186
Halifax Hospital Medical Center, Hospital Rev. Ref. Bonds, Series 2016, 5.00% 2030	2,750	3,237
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. and Rev. Ref. Bonds (Ringling College Project), Series 2017, 5.00% 2042	2,000	2,302
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 4.00% 2044	1,000	1,053
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 4.00% 2049	1,000	1,047
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Florida Institute of Technology), Series 2019, 5.00% 2035	750	902
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 4.50% 2033[2]	2,000	2,201
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 4.75% 2038[2]	2,150	2,381
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-A-1, 5.00% 2048[2]	3,000	3,347
Higher Educational Facs. Fncg. Auth., Educational Facs. Rev. Bonds (Jacksonville University Project), Series 2018-B, 5.00% 2053[2]	3,000	3,324
JEA, Water and Sewer System Rev. Bonds, Series 2017-A, 5.00% 2027	1,000	1,252
American High-Income Municipal Bond Fund — Page 17 of 78

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2035	$485	$514
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood Centre North), Series 2015, 4.875% 2045	2,090	2,190
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.25% 2037	1,000	1,099
Lakewood Ranch Stewardship Dist., Special Assessment Rev. Bonds (Lakewood National and Polo Run Project), Series 2017, 5.375% 2047	1,100	1,206
County of Lee, Airport Rev. Ref. Bonds, Series 2010-A, AMT, Assured Guaranty insured, 5.00% 2022	1,860	1,888
County of Lee, Airport Rev. Ref. Bonds, Series 2011-A, AMT, 5.375% 2032	9,935	10,576
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2011-B, 6.50% 2031	2,600	2,852
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2039	1,975	2,298
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2044	250	288
County of Lee, Industrial Dev. Auth., Healthcare Facs. Rev. Ref. Bonds (Shell Point/Alliance Obligated Group, Shell Point Project), Series 2019, 5.00% 2049	7,805	8,971
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2012, 5.50% 2042 (preref. 2021)	8,445	9,161
County of Martin, Health Facs. Auth., Hospital Rev. Bonds (Martin Memorial Medical Center), Series 2015, 5.00% 2045 (preref. 2024)	500	590
County of Martin, Health Facs. Auth., Hospital Rev. Ref. Bonds (Martin Memorial Medical Center), Series 2012-B, 3.74% 2023 (preref. 2022)	250	268
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2021	1,000	1,071
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2022	1,750	1,933
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2012, 5.00% 2023	2,415	2,661
City of Miami Beach, Health Facs. Auth., Hospital Rev. Ref. Bonds (Mount Sinai Medical Center of Florida), Series 2014, 5.00% 2039	1,500	1,684
County of Miami-Dade, Aviation Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2024	2,000	2,206
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2030	1,225	1,456
County of Miami-Dade, Expressway Auth., Toll System Rev. Ref. Bonds, Series 2016-A, 5.00% 2032	1,140	1,348
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.00% 2023	1,000	1,030
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 4.75% 2027	750	814
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.125% 2039	2,000	2,193
County of Miami-Dade, Miami World Center Community Dev. Dist., Special Assessment Bonds, Series 2017, 5.25% 2049	2,000	2,195
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	2,000	2,280
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2035	1,000	1,134
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-A, 5.00% 2040	1,000	1,127
Mid-Bay Bridge Auth., Rev. Bonds, Series 2015-C, 5.00% 2040	1,935	2,170
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2029	1,910	2,212
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-A, 5.00% 2030	1,500	1,727
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,500	2,864
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Infrastructure Project), Series 2014-B, 5.00% 2037	1,735	1,830
Midtown Miami Community Dev. Dist., Special Assessment and Rev. Ref. Bonds (Parking Garage Project), Series 2014-A, 4.25% 2024	2,040	2,132
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2035	3,225	3,710
American High-Income Municipal Bond Fund — Page 18 of 78

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2036	$4,000	$4,587
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2042	17,500	19,881
North Broward Hospital Dist., Rev. Bonds (Broward Health), Series 2017-B, 5.00% 2048	11,500	13,016
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2014, 5.00% 2026	1,965	2,222
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2035	1,500	1,696
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2040	3,000	3,357
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2015, 5.00% 2045	4,300	4,776
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2036	4,100	4,564
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2041	4,880	5,393
County of Orange, Health Facs. Auth., Health Care Facs. Rev. Bonds (Presbyterian Retirement Communities Project), Series 2016, 5.00% 2047	6,280	6,911
County of Orange, Health Facs. Auth., Hospital Rev. Ref. Bonds (Orlando Health Obligated Group), Series 2016-A, 5.00% 2033	1,240	1,487
County of Palm Beach, Health Facs. Auth., Hospital Rev. Bonds (Baptist Health South Florida Obligated Group), Series 2019, 4.00% 2049	4,000	4,387
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2032	4,895	5,746
County of Palm Beach, Health Facs. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2018-A, 5.00% 2045	1,315	1,510
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2026	1,000	1,143
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-C, 5.00% 2028	1,920	2,178
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-B, 5.00% 2036	1,250	1,407
County of Palm Beach, Health Facs. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-B, 5.00% 2036	2,000	2,279
City of Palm Coast, Palm Coast Park Community Dev. Dist., Special Assessment Bonds, Series 2006, 5.70% 2037	2,955	2,956
City of Palm Coast, Town Center at Palm Coast Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005, 6.00% 2036	2,890	2,902
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2004-A, 6.00% 2036[4]	1,035	60
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-A-2, 6.25% 2038[1]	275	288
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2012-B, 6.81% 2020[1]	40	40
County of Pasco, Meadow Pointe IV Community Dev. Dist., Capital Improvement Rev. Bonds, Capital Appreciation Bonds, Series 2012-A-1, 6.00% 2036[1]	145	150
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 2029	2,650	3,165
County of Pinellas, Industrial Dev. Auth., Rev. Bonds (Drs. Kiran & Pallavi Patel 2017 Foundation for Global Understanding, Inc. Project), Series 2019, 5.00% 2039	3,070	3,567
County of Polk, Lake Ashton II Community Dev. Dist., Capital Improvement Rev. Bonds, Series 2005-A, 5.375% 2036	2,190	2,112
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2039	2,250	2,488
City of Pompano Beach, Rev. Bonds (John Knox Village Project), Series 2015, 5.00% 2044	3,420	3,750
City of Port St. Lucie, Utility System Rev. Ref. Bonds, Series 2016, 4.00% 2036	2,000	2,217
American High-Income Municipal Bond Fund — Page 19 of 78

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Bonds, Series 2007-B, 5.10% 2014[4]	$10,260	$—[6]
City of St. Cloud, Gramercy Farms Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2011, 0% 2039[7,8]	31,560	4,977
City of St. Cloud, Stevens Plantation Community Dev. Dist., Special Assessment Rev. Bonds, Series 2003-B, 6.375% 2013[4]	2,125	1,700
City of St. Cloud, Stevens Plantation Improvement Project Dependent Special Dist., Rev. Bonds, Series 2003, 6.375% 2013[4]	2,035	1,424
County of St. Johns, Industrial Dev. Auth., Rev. Ref. Bonds (Presbyterian Retirement Communities Project), Series 2010-A, 5.875% 2040 (preref. 2020)	3,625	3,749
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2002, 5.00% 2032	2,940	2,855
County of St. Johns, Marshall Creek Community Dev. Dist., Special Assessment Bonds, Series 2016, 6.32% 2045	220	212
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2037	2,150	2,374
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2042	3,200	3,513
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2047	3,645	3,994
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-A, 5.00% 2052	6,695	7,323
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-B-1, 3.30% 2023	1,500	1,501
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Bonds (Village on the Isle Project), Series 2017-B-2, 2.70% 2022	695	695
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2022	215	228
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2025	225	254
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2027	180	206
County of Sarasota, Health Facs. Auth., Retirement Fac. Rev. Ref. Bonds (Village on the Isle Project), Series 2016, 5.00% 2030	120	136
City of South Miami, Health Facs. Auth., Hospital Rev. Ref. Bonds (Baptist Health South Florida Obligated Group), Series 2017, 5.00% 2047	4,350	5,094
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2024[2]	1,000	1,131
Southeast Overtown/Park West Community Redev. Agcy., Tax Increment Rev. Bonds, Series 2014-A-1, 5.00% 2030[2]	6,000	6,723
County of Sumter, Village Community Dev. Dist. No. 6, Rev. Ref. Bonds, Series 2017, BAM insured, 4.00% 2037	2,275	2,455
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2015-A, 5.00% 2040	1,350	1,515
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2041	1,250	1,413
City of Tallahassee, Health Facs. Rev. Ref. Bonds (Tallahassee Memorial HealthCare, Inc. Project), Series 2016-A, 5.00% 2055	4,400	4,926
City of Tampa, Rev. and Rev. Ref. Bonds (University of Tampa Project), Series 2015, 5.00% 2045	3,945	4,474
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Bonds (Stetson University, Inc. Project), Series 2015, 5.00% 2045	1,000	1,132
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2030	1,500	1,730
County of Volusia, Educational Facs. Auth., Educational Facs. Rev. Ref. Bonds (Embry-Riddle Aeronautical University, Inc. Project), Series 2015-B, 5.00% 2031	1,520	1,751
American High-Income Municipal Bond Fund — Page 20 of 78

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Bonds, notes & other debt instruments (continued) Florida (continued)	Principal amount (000)	Value (000)
West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-1, 5.75% 2036	$2,715	$2,715
West Villages Improvement Dist., Special Assessment Bonds (Unit of Dev. No. 2), Series 2019-A-2, 5.75% 2036	2,295	1,354
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 3.75% 2031	1,990	2,041
City of Winter Garden, Winter Garden Village at Fowler Groves Community Dev. Dist., Special Assessment Rev. Ref. Bonds, Series 2016, 4.125% 2037	2,000	2,053
		394,580
Georgia 1.99%
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2024	1,285	1,291
City of Atlanta, Dev. Auth., Student Housing Rev. Bonds (ADA/CAU Partners, Inc. Project at Clark Atlanta University), Series 2004-A, ACA insured, 6.25% 2036	140	141
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Georgia Power Co. Plant Vogtle Project), Series 2013, 2.925% 2053 (put 2024)	7,000	7,320
County of Burke, Dev. Auth., Pollution Control Rev. Bonds (Oglethorpe Power Corp. - Vogtle Project), Series 2017-C, 4.125% 2045	5,000	5,337
County of Clayton, Dev. Auth., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2009-A, 8.75% 2029	5,000	5,206
County of Cobb, Dev. Auth., Parking and Dining Hall Lease Rev. Ref. Bonds (Kennesaw State University Real Estate Foundations Projects), Series 2017, 5.00% 2033	1,000	1,214
County of Dekalb, Housing Auth., Senior Living Rev. Bonds (Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc. Project), Series 2019-A, 5.125% 2049[2]	5,145	4,989
County of Dekalb, Housing Auth., Senior Living Rev. Bonds (Baptist Retirement Communities of Georgia, Inc. and Clairmont Crest, Inc. Project), Series 2019-A, 5.25% 2054[2]	4,750	4,617
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.00% 2030 (preref. 2020)	9,615	9,989
County of DeKalb, Hospital Auth., Rev. Ref. Anticipation Certificates (DeKalb Medical Center, Inc. Project), Series 2010, 6.125% 2040 (preref. 2020)	8,565	8,907
County of Fulton, Dev. Auth., Rev. Bonds (TUFF CAUB LLC Project), Series 2007-A, 5.25% 2028	3,020	3,021
County of Hall and City of Gainesville, Dev. Auth., Retirement Community Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-2, 6.375% 2029 (preref. 2019)	710	711
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030	460	465
County of Hall and City of Gainesville, Hospital Auth., Rev. Anticipation Certificates (Northeast Georgia Health System, Inc. Project), Series 2010-A, 5.00% 2030 (preref. 2020)	1,540	1,557
Housing and Fin. Auth., Single Family Mortgage Bonds, Series 2016-B-2, AMT, 3.50% 2039	3,830	3,987
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.75% 2037[2]	1,200	1,240
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 5.875% 2047[2]	1,680	1,724
Counties of Macon and Bibb, Urban Dev. Auth., Rev. Bonds (Academy for Classical Education, Inc.), Series 2017, 6.00% 2052[2]	1,530	1,563
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2023	1,000	1,141
Main Street Natural Gas, Inc., Gas Project Rev. Bonds, Series 2007-A, 5.50% 2026	1,000	1,231
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2018-C, 4.00% 2048 (put 2023)	4,000	4,342
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2043	860	1,015
Main Street Natural Gas, Inc., Gas Supply Rev. Bonds, Series 2019-A, 5.00% 2049	1,785	2,422
City of Marrietta, Dev. Auth., Rev. Bonds (Life University, Inc. Project), Series 2017-A, 5.00% 2037[2]	2,500	2,813
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.00% 2060	6,740	7,374
American High-Income Municipal Bond Fund — Page 21 of 78

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Bonds, notes & other debt instruments (continued) Georgia (continued)	Principal amount (000)	Value (000)
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2015-A, 5.50% 2060	$19,100	$21,494
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2049	10,190	11,658
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project J Bonds, Series 2019-A, 5.00% 2059	8,380	9,442
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project M Bonds, Series 2019-A, 5.00% 2063	6,425	7,338
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2048	5,000	5,784
Municipal Electric Auth., Plant Vogtle Units 3 and 4 Project P Bonds, Series 2019-B, 5.00% 2059	6,800	7,744
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2029	1,000	1,147
Private Colleges and Universities Auth., Rev. Bonds (The Savannah College of Art and Design Projects), Series 2014, 5.00% 2044	2,000	2,246
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 2024[2]	2,115	1,708
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-A, 0% 2034[2]	3,495	1,515
Road and Tollway Auth., Toll Rev. Convertible Bonds (I-75 S Expressway Lanes Project), Capital Appreciation Bonds, Series 2014-B, 0% 2049 (7.00% on 6/1/2024)[1,2]	6,755	5,547
County of Rockdale, Rev. Ref. Bonds (Pratt Paper (GA), LLC Project), Series 2018, AMT, 4.00% 2038[2]	2,500	2,654
		161,894
Guam 0.77%
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 5.00% 2021	5,090	5,316
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.25% 2034	1,500	1,733
A.B. Won Pat International Airport Auth., General Rev. Bonds, Series 2013-C, AMT, 6.375% 2043	7,990	9,248
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2020	650	653
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2025	1,500	1,592
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2026	1,430	1,515
Business Privilege Tax Bonds, Series 2011-A, 5.00% 2031	4,515	4,744
Business Privilege Tax Bonds, Series 2011-A, 5.25% 2036	540	569
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2032	2,030	2,131
Business Privilege Tax Bonds, Series 2012-B-1, 5.00% 2037	1,745	1,825
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2025	3,700	4,278
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2026	4,080	4,697
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2030	2,000	2,265
Business Privilege Tax Rev. Ref. Bonds, Series 2015-D, 5.00% 2032	3,000	3,381
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.125% 2031	1,010	1,072
Hotel Occupancy Tax Rev. Ref. Bonds, Series 2011-A, 6.50% 2040	1,000	1,064
Limited Obligation Rev. Ref. Bonds (Section 30), Series 2016-A, 5.00% 2022	1,000	1,089
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2024	725	825
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2031	585	705
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2033	465	557
Port Auth., Port Rev. Bonds, Series 2018-B, AMT, 5.00% 2035	400	477
Power Auth., Rev. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2034	280	299
Power Auth., Rev. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2021	495	523
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2032	2,600	3,060
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2033	1,055	1,240
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2034	1,445	1,674
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,000	1,146
Power Auth., Rev. Ref. Bonds, Series 2017-A, 5.00% 2040	1,000	1,141
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2010, 5.625% 2040 (preref. 2020)	500	515
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.00% 2028	1,300	1,430
Waterworks Auth., Water and Wastewater System Rev. Bonds, Series 2013, 5.50% 2043	1,750	1,923
		62,687
American High-Income Municipal Bond Fund — Page 22 of 78

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Bonds, notes & other debt instruments (continued) Hawaii 0.37%	Principal amount (000)	Value (000)
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2038	$6,000	$7,255
Airports System Rev. Bonds, Series 2018-A, AMT, 5.00% 2048	5,000	5,949
Dept. of Budget and Fin., Special Purpose Rev. Ref. Bonds (Hawaiian Electric Co., Inc.), Series 2017-B, AMT, 4.00% 2037	13,800	14,729
Dept. of Budget and Fin., Special Purpose Senior Living Rev. Bonds (15 Craigside Project), Series A, 9.00% 2044 (preref. 2019)	2,000	2,005
		29,938
Idaho 0.16%
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.375% 2034[2]	2,420	2,589
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2014-A, 4.75% 2044[2]	7,015	7,493
Health Facs. Auth., Rev. Bonds (Kootenai Health Project), Series 2017-A, 5.00% 2047	1,500	1,728
Housing and Fin. Assn., Facs. Rev. Bonds (Compass Public Charter School, Inc. Project), Series 2018-A, 6.00% 2049[2]	1,180	1,357
		13,167
Illinois 14.12%
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.00% 2033	1,645	1,747
Village of Bolingbrook, Special Service Area No. 2019-1, Special Tax Bonds, Series 2019, 5.25% 2041	4,230	4,448
Build Illinois Bonds, Sales Tax Rev. Bonds, Series 2016-A, 4.00% 2028	4,685	5,029
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Alternative Rev.), Series 2015-C, 5.25% 2039	8,890	9,775
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2011-A, 5.50% 2039	1,625	1,704
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2016-B, 6.50% 2046	7,910	9,546
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[2]	26,470	33,718
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2030	3,000	3,464
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2026	2,500	2,956
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2029	1,750	2,122
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,196
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, 5.00% 2023	4,000	4,403
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2028	2,250	2,747
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2018-D, 5.00% 2046	2,000	2,248
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2005-A, AMBAC insured, 5.50% 2024	2,425	2,770
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 6.75% 2030[2]	3,500	4,509
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-B, 7.00% 2042[2]	28,185	36,067
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2021	2,000	2,114
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2024	2,000	2,236
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-C, 5.00% 2025	4,000	4,536
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-D, 5.00% 2021	1,500	1,586
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-F, 5.00% 2024	2,000	2,236
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-G, 5.00% 2044	5,000	5,591
American High-Income Municipal Bond Fund — Page 23 of 78

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2036	$12,000	$13,627
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2017-H, 5.00% 2046	7,800	8,703
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Series 2018-C, Assured Guaranty Municipal insured, 5.00% 2029	3,000	3,643
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 1998-B-1, FGIC insured, 0% 2028	5,700	4,378
City of Chicago, Board of Education, Unlimited Tax G.O. Rev. Ref. Bonds (Dedicated Rev.), Capital Appreciation Bonds, Series 2019-A, 0% 2025	2,000	1,688
City of Chicago, Chicago Midway Airport, Rev. and Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	2,500	2,875
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2031	7,500	8,415
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2032	5,000	5,599
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2014-A, AMT, 5.00% 2041	12,000	13,276
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2027	2,310	2,734
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2028	1,750	2,064
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2029	2,500	2,938
City of Chicago, Chicago Midway Airport, Rev. Ref. Bonds, Series 2016-A, AMT, 5.00% 2031	855	997
City of Chicago, G.O. Bonds (City Colleges of Chicago Capital Improvement Project), Capital Appreciation Bonds, Series 1999, National insured, 0% 2031	3,000	2,124
City of Chicago, G.O. Bonds (Library), Series 2008-D, 5.00% 2039	265	266
City of Chicago, G.O. Bonds (Neighborhoods Alive 21 Program), Series 2002-B, 5.50% 2034	500	565
City of Chicago, G.O. Bonds, Series 2003-B, 5.00% 2024	1,000	1,099
City of Chicago, G.O. Bonds, Series 2011-A, 5.00% 2040	970	991
City of Chicago, G.O. Bonds, Series 2011-A, 5.25% 2035	500	513
City of Chicago, G.O. Bonds, Series 2012-A, 5.00% 2033	585	612
City of Chicago, G.O. Bonds, Series 2012-C, 5.00% 2023	360	380
City of Chicago, G.O. Bonds, Series 2014-A, 5.25% 2029	3,895	4,307
City of Chicago, G.O. Bonds, Series 2015-A, 5.25% 2028	500	566
City of Chicago, G.O. Bonds, Series 2015-A, 5.50% 2034	200	226
City of Chicago, G.O. Bonds, Series 2017-A, 5.75% 2033	465	549
City of Chicago, G.O. Bonds, Series 2019-A, 5.50% 2049	10,000	11,650
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2030	8,000	5,652
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2031	2,105	1,423
City of Chicago, G.O. Project and Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2008-C, 0% 2032	725	471
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2003-B, 5.00% 2022	1,000	1,053
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2005-D, 5.50% 2037	250	281
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2022	100	105
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.00% 2035	1,600	1,733
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2014-A, 5.25% 2030	4,885	5,388
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 5.625% 2029	6,500	7,725
City of Chicago, G.O. Project and Rev. Ref. Bonds, Series 2017-A, 6.00% 2038	11,170	13,263
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-A, 5.375% 2029	1,000	1,135
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2024	3,020	3,318
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2027	3,105	3,530
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2035	1,670	1,852
City of Chicago, G.O. Rev. Ref. Bonds, Series 2015-C, 5.00% 2038	3,500	3,856
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2025	1,000	1,129
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.50% 2026	1,680	1,895
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2038	1,000	1,126
City of Chicago, O’Hare International Airport, Customer Fac. Charge Rev. Bonds, Series 2013, 5.75% 2043	4,250	4,778
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039	515	540
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2011-A, 5.75% 2039 (preref. 2021)	2,070	2,180
City of Chicago, O’Hare International Airport, General Airport Rev. Bonds, Series 2017-D, 5.00% 2052	1,500	1,747
American High-Income Municipal Bond Fund — Page 24 of 78

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2026	$3,500	$3,766
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2013-A, AMT, 5.00% 2023	5,000	5,526
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2032	4,745	5,420
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2033	1,220	1,391
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2015-A, AMT, 5.00% 2034	3,000	3,415
City of Chicago, O’Hare International Airport, General Airport Rev. Ref. Bonds, Series 2018-A, AMT, 5.00% 2053	3,500	4,123
City of Chicago, O’Hare International Airport, Special Facs. Rev. Bonds (Trips Obligated Group), Series 2018, AMT, 5.00% 2048	6,250	7,284
City of Chicago, Sales Tax Rev. Ref. Bonds, Series 2002, 5.00% 2032 (preref. 2025)	145	172
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2019	1,205	1,203
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2029	3,400	2,513
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2024	2,070	1,821
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	1,310	1,119
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2031	3,570	2,432
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Capital Appreciation Bonds, Series 1998-B-1, National insured, 0% 2031	6,105	4,160
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2011-A, 5.00% 2041	12,470	12,938
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2012-A, 5.00% 2042	8,635	9,103
City of Chicago, School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds (Dedicated Tax Rev.), Series 2016-A, 7.00% 2044	15,225	18,517
City of Chicago, Transit Auth., Sales Tax Receipts Rev. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2051	21,750	24,440
City of Chicago, Wastewater Transmission Rev. Bonds (Second Lien), Series 2017-A, 5.00% 2037	3,000	3,463
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2012, 5.00% 2042	6,000	6,308
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2020	460	462
City of Chicago, Wastewater Transmission Rev. Bonds, Series 2014, 5.00% 2024	1,000	1,133
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2026	560	485
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1998-A, National insured, 0% 2027	5,000	4,196
City of Chicago, Wastewater Transmission Rev. Ref. Bonds, Series 2008-C, 5.00% 2023	1,000	1,105
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2028	1,000	1,183
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2029	1,000	1,178
City of Chicago, Water Rev. Bonds, Series 2000, 5.00% 2030	700	821
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2023	2,575	2,912
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2024	2,000	2,315
City of Chicago, Water Rev. Bonds, Series 2004, 5.00% 2027	1,750	2,080
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2022	250	275
City of Chicago, Water Rev. Bonds, Series 2014, 5.00% 2033	6,200	6,990
City of Chicago, Water Rev. Bonds, Series 2016-A-1, 5.00% 2031	1,000	1,170
City of Chicago, Water Rev. Ref. Bonds (Second Lien), Series 2001, 5.75% 2030	3,000	3,749
City of Chicago, Water Rev. Ref. Bonds, Series 2012, 5.00% 2042	4,370	4,677
American High-Income Municipal Bond Fund — Page 25 of 78

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2029	$1,605	$1,817
City of Chicago, Water Rev. Ref. Bonds, Series 2014, 5.00% 2044	500	553
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2035	2,290	2,716
City of Chicago, Water Rev. Ref. Bonds, Series 2017-2, Assured Guaranty Municipal insured, 5.00% 2038	5,000	5,881
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Bonds, Series 2003-A, FGIC-National insured, 6.00% 2033	6,300	8,800
Counties of Cook, DuPage, Kane, Lake, McHenry and Will, Regional Transportation Auth., G.O. Rev. Ref. Bonds, Series 1999, Assured Guaranty Municipal insured, 6.00% 2025	1,995	2,387
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2013, 5.25% 2043	3,000	3,188
County of Cook, Community College Dist. No. 508 (City Colleges of Chicago), Unlimited Tax G.O. Bonds, Series 2017, BAM insured, 5.00% 2047	7,100	8,126
County of Cook, Community College Dist. No. 508 (South Suburban College), G.O. Bonds, Capital Appreciation Bonds, Series 2008, Assured Guaranty insured, 0% 2022	1,000	952
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, 5.00% 2021	290	309
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2026	350	423
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	3,000	3,565
County of Cook, G.O. Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2031	3,500	4,098
County of DuPage, Special Service Area No. 31 (Monarch Landing Project), Special Tax Bonds, Series 2006, 5.625% 2036	4,433	4,448
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2037	2,030	2,276
Fin. Auth., Charter School Rev. Ref. and Improvement Rev. Bonds (Chicago International Charter School Project), Series 2017, 5.00% 2047	3,180	3,507
Fin. Auth., Rev. Bonds (Benedictine University Project), Series 2013-A, 6.25% 2033	4,010	4,115
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2022	40	44
Fin. Auth., Rev. Bonds (Centegra Health System), Series 2014-A, 5.00% 2042	1,000	1,130
Fin. Auth., Rev. Bonds (Christian Homes, Inc.), Series 2010, 6.125% 2027	645	657
Fin. Auth., Rev. Bonds (Clean Water Initiative Revolving Fund), Series 2017, 5.00% 2036	7,530	9,074
Fin. Auth., Rev. Bonds (DePaul University), Series 2016, 5.00% 2041	1,000	1,171
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2032	1,285	1,511
Fin. Auth., Rev. Bonds (Edward-Elmhurst Healthcare), Series 2017-A, 5.00% 2035	3,750	4,365
Fin. Auth., Rev. Bonds (Franciscan Communities, Inc.), Series 2013-A, 5.125% 2043	3,405	3,608
Fin. Auth., Rev. Bonds (Friendship Village Schaumburg), Series 2017, 5.125% 2045	6,775	6,574
Fin. Auth., Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2012-C, 5.00% 2020	230	237
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2026	255	291
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2015-A, 5.00% 2045	3,500	3,847
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 4.00% 2035	1,465	1,573
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2034	3,600	4,180
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2040	12,000	13,757
Fin. Auth., Rev. Bonds (Mercy Health Corp.), Series 2016, 5.00% 2046	17,165	19,531
Fin. Auth., Rev. Bonds (Northwest Community Hospital), Series 2016-A, 5.00% 2033	1,800	2,100
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2012-A, 5.00% 2028	1,500	1,621
Fin. Auth., Rev. Bonds (OSF Healthcare System), Series 2015-A, 4.125% 2037	1,000	1,075
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2025	1,135	1,330
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,192
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2026	1,000	1,180
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2028	2,240	2,649
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2029	3,090	3,638
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2030	1,500	1,755
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-A, 5.00% 2031	2,270	2,653
Fin. Auth., Rev. Bonds (Presbyterian Homes Obligated Group), Series 2016-B, (1-month USD-LIBOR x 0.70 + 1.35%) 2.772% 2036 (put 2021)[3]	800	802
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 3.75% 2034	250	271
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041	1,755	1,925
American High-Income Municipal Bond Fund — Page 26 of 78

unaudited
Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 4.00% 2041 (preref. 2027)	$5	$6
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2027	1,875	2,324
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2029	9,000	11,070
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2030	1,000	1,220
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2032	4,500	5,450
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2034	1,265	1,518
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2036	3,605	4,289
Fin. Auth., Rev. Bonds (Presence Health Network), Series 2016-C, 5.00% 2041	2,000	2,351
Fin. Auth., Rev. Bonds (Rehabilitation Institute of Chicago), Series 2013-A, 6.00% 2043	2,300	2,591
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2046	900	1,017
Fin. Auth., Rev. Bonds (Rosalind Franklin University Research Building Project), Series 2017-C, 5.00% 2049	1,250	1,410
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2032	1,100	1,268
Fin. Auth., Rev. Bonds (Rush University Medical Center Obligated Group), Series 2015-A, 5.00% 2038	1,500	1,701
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2032	2,000	2,305
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2033	2,000	2,301
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2035	2,000	2,293
Fin. Auth., Rev. Bonds (Swedish Covenant Hospital), Series 2016-A, 5.00% 2037	1,800	2,051
Fin. Auth., Rev. Bonds (The Cable Foundation), Series 2016-A, 5.00% 2045	6,880	7,829
Fin. Auth., Rev. Ref. Bonds (Anne & Robert H. Lurie Children’s Hospital), Series 2017, 5.00% 2034	1,000	1,208
Fin. Auth., Rev. Ref. Bonds (Bradley University Project), Series 2017-C, 5.00% 2032	1,250	1,486
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2031	1,875	2,041
Fin. Auth., Rev. Ref. Bonds (Christian Homes, Inc.), Series 2016, 5.00% 2036	1,000	1,077
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039	940	966
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2010-A, 6.00% 2039 (preref. 2020)	5,135	5,264
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2035	5,450	6,265
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2015-A, 5.00% 2045	2,000	2,242
Fin. Auth., Rev. Ref. Bonds (OSF Healthcare System), Series 2018-A, 4.125% 2047	2,000	2,167
Fin. Auth., Rev. Ref. Bonds (Provena Health), Series 2010-A, 6.00% 2028 (preref. 2020)	1,250	1,279
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 4.125% 2037	8,710	9,148
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2035	3,950	4,488
Fin. Auth., Rev. Ref. Bonds (Silver Cross Hospital and Medical Centers), Series 2015-C, 5.00% 2044	6,400	7,159
Fin. Auth., Rev. Ref. Bonds (Southern Illinois Healthcare Enterprises, Inc.), Series 2017-C, 5.00% 2026	250	298
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025	1,995	2,054
Fin. Auth., Rev. Ref. Bonds (University of Chicago Medical Center), Series 2009-B, 5.00% 2025 (preref. 2020)	1,005	1,035
Fin. Auth., Student Housing and Academic Fac. Rev. Bonds (CHF-Chicago, LLC - University of Illinois at Chicago Project), Series 2017-A, 5.00% 2047	2,365	2,661
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2023	775	793
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2024	815	837
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2025	730	751
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2030	3,965	4,014
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2035	2,800	2,807
Fin. Auth., Student Housing Rev. Bonds (CHF-Cook, LLC - Northeastern Illinois University Project), Series 2015-A, 5.00% 2047	12,500	12,046
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.125% 2020	2,275	2,321
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 5.75% 2021	2,000	2,092
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.00% 2024	1,000	1,052
American High-Income Municipal Bond Fund — Page 27 of 78

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Fin. Auth., Student Housing Rev. Bonds (CHF-DeKalb II, LLC - Northern Illinois University Project), Series 2011, 6.875% 2043	$19,125	$20,251
Fin. Auth., Student Housing Rev. Bonds (CHF-Normal, LLC - Illinois State University Project), Series 2011, 7.00% 2043 (preref. 2021)	4,265	4,605
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2020	7,670	7,712
G.O. Bonds, Series 2010, Assured Guaranty Municipal insured, 5.00% 2022	50	50
G.O. Bonds, Series 2012-A, 5.00% 2028	1,000	1,049
G.O. Bonds, Series 2013, 5.00% 2021	860	901
G.O. Bonds, Series 2013, 5.00% 2023	685	750
G.O. Bonds, Series 2013, 5.50% 2026	2,000	2,205
G.O. Bonds, Series 2013, 5.50% 2033	3,715	4,045
G.O. Bonds, Series 2013, 5.50% 2038	1,000	1,085
G.O. Bonds, Series 2014, 5.00% 2022	885	940
G.O. Bonds, Series 2014, 5.00% 2024	3,000	3,301
G.O. Bonds, Series 2014, 5.00% 2026	2,025	2,220
G.O. Bonds, Series 2014, 5.00% 2027	2,000	2,250
G.O. Bonds, Series 2014, 5.00% 2039	13,550	14,528
G.O. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2039	4,100	4,411
G.O. Bonds, Series 2016, 5.00% 2025	1,000	1,118
G.O. Bonds, Series 2016, 5.00% 2027	3,065	3,486
G.O. Bonds, Series 2016, 5.00% 2028	1,500	1,694
G.O. Bonds, Series 2016, 5.00% 2033	4,000	4,471
G.O. Bonds, Series 2016, 5.00% 2038	1,000	1,109
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2030	3,000	3,346
G.O. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2041	2,125	2,322
G.O. Bonds, Series 2017-A, 5.00% 2035	3,145	3,552
G.O. Bonds, Series 2017-A, 5.00% 2036	3,000	3,382
G.O. Bonds, Series 2017-B, 5.00% 2019	8,265	8,265
G.O. Bonds, Series 2017-C, 5.00% 2029	9,820	11,142
G.O. Bonds, Series 2017-D, 5.00% 2027	21,490	24,650
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2021	3,335	3,525
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2026	5,000	5,685
G.O. Bonds, Series 2017-D, BAM insured, 5.00% 2028	18,000	20,604
G.O. Bonds, Series 2018-A, 5.00% 2020	2,650	2,689
G.O. Bonds, Series 2019-B, 5.00% 2027	5,000	5,763
G.O. Rev. Ref. Bonds, Series 2012, 4.00% 2025	405	419
G.O. Rev. Ref. Bonds, Series 2012, Assured Guaranty Municipal insured, 5.00% 2025	4,250	4,531
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2026	3,000	3,410
G.O. Rev. Ref. Bonds, Series 2016, 5.00% 2028	3,000	3,422
G.O. Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2030	750	826
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	2,500	2,751
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2025	3,750	4,242
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2026	5,500	6,307
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2027	2,000	2,307
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2028	4,000	4,665
G.O. Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	2,000	2,321
G.O. Rev. Ref. Bonds, Series 2018-B, 5.00% 2033	3,000	3,433
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-B, AMT, 3.50% 2046	3,775	3,968
Housing Dev. Auth., Homeowner Mortgage Rev. Bonds, Series 2016-C, 3.50% 2046	2,605	2,751
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2025	3,000	3,453
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2026	1,150	1,351
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2027	1,140	1,361
American High-Income Municipal Bond Fund — Page 28 of 78

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2035	$750	$887
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2039	1,165	1,363
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2026	620	728
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2029	1,610	1,945
Board of Trustees of Illinois State University, Auxiliary Facs. System Rev. Bonds, Series 2018-B, Assured Guaranty Municipal insured, 5.00% 2031	780	932
Village of Lincolnshire, Special Service Area No. 1 (Sedgebrook Project), Special Tax Bonds, Series 2004, 6.25% 2034	1,442	1,445
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 1994, BAM insured, 0% 2028	3,185	2,590
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030	2,435	1,788
Metropolitan Pier and Exposition Auth., Dedicated State Tax Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2030 (escrowed to maturity)	130	106
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Series 2012-A, 5.00% 2042	1,500	1,576
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2032	8,860	5,897
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2033	10,230	6,556
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2034	10,000	6,284
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2002-A, National insured, 0% 2039	3,800	1,912
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2050	3,630	1,121
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Bonds, Capital Appreciation Bonds, Series 2012-B, 0% 2051	13,350	3,939
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Bonds, Series 2002-A, Assured Guaranty Municipal insured, 5.50% 2023	540	584
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2028	500	535
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 1996-A, National insured, 0% 2025	2,535	2,224
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2027	3,500	2,920
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2043	800	354
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2044	25,395	10,776
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2010-B-1, Assured Guaranty Municipal insured, 0% 2046	3,300	1,297
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, 0% 2056	32,160	7,534
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-A, Assured Guaranty Municipal insured, 0% 2056	6,000	1,556
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, 0% 2054	27,760	7,095
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2017-B, Assured Guaranty Municipal insured, 0% 2056	19,175	5,046
American High-Income Municipal Bond Fund — Page 29 of 78

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2010-B-2, 5.00% 2050	$5,850	$5,914
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2012-B, 5.00% 2052	1,470	1,539
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2035	3,000	3,309
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project Rev. Ref. Bonds, Series 2015-B, 5.00% 2040	4,000	4,370
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2022	4,250	4,020
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2025	105	91
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Capital Appreciation Bonds, Series 1999-A, National insured, 0% 2029	1,095	806
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2008-A, 5.50% 2023	500	566
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-A, 4.00% 2028	325	325
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2020	1,890	1,909
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2022	790	831
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2023	300	318
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2027	2,205	2,325
Board of Trustees of Southern Illinois University, Housing and Auxiliary Facs. System Rev. Bonds, Series 2012-B-1, 5.00% 2032	3,945	4,116
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Hospital Sisters Services, Inc. Obligated Group), Series 2017-A, 5.00% 2028	550	688
Southwestern Illinois Dev. Auth., Health Fac. Rev. Bonds (Memorial Group, Inc.), Series 2013, 7.625% 2048 (preref. 2023)	3,000	3,738
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2023	2,610	2,411
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2025	545	476
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Capital Appreciation Bonds, Series 2001, AMBAC insured, 0% 2026	560	473
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2030	6,000	6,787
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2031	2,500	2,822
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2014, Assured Guaranty Municipal insured, 5.25% 2032	1,000	1,127
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2028	1,000	1,196
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, 5.00% 2029	2,000	2,404
Sports Facs. Auth., Sports Facs. Rev. Ref. Bonds (State Tax Supported), Series 2019, BAM insured, 5.00% 2030	2,250	2,745
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2015-B, 5.00% 2040	4,000	4,620
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2033	1,000	1,184
Toll Highway Auth., Toll Highway Rev. Bonds, Series 2016-B, 5.00% 2041	2,750	3,202
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Bonds, Series 2014-A, 5.00% 2024	480	552
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2023	2,985	3,341
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2013-A, 5.00% 2026	750	836
American High-Income Municipal Bond Fund — Page 30 of 78

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Bonds, notes & other debt instruments (continued) Illinois (continued)	Principal amount (000)	Value (000)
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 4.00% 2034	$2,160	$2,338
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	1,000	1,180
Board of Trustees of the University of Illinois, Auxiliary Facs. System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 4.00% 2036	5,000	5,485
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2014-C, 5.00% 2023	775	866
Board of Trustees of the University of Illinois, Rev. Ref. Certs. of Part., Series 2016-A, 5.00% 2020	145	149
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 3.125% 2027	1,129	1,176
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	1,246	1,323
Village of Volo, Special Service Areas Nos. 3 and 6 (Symphony Meadows/Lancaster Falls Projects), Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2034	4,993	5,758
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 4.00% 2036	7,541	7,968
United City of Yorkville, Special Service Area Nos. 2005-108 and 2005-109, Special Tax Rev. Ref. Bonds, Series 2016, Assured Guaranty Municipal insured, 5.00% 2032	4,325	5,013
		1,148,916
Indiana 1.44%
Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2001, AMT, 2.95% 2031 (put 2021)	1,000	1,024
Fin. Auth., Facs. Rev. Ref. Green Bonds (RES Polyflow Project), Series 2019, AMT, 7.00% 2039[2]	3,900	3,939
Fin. Auth., Health Facs. Rev. Bonds (Good Samaritan Hospital Project), Series 2016-A, 5.50% 2041	2,000	2,239
Fin. Auth., Health System Rev. Bonds (Franciscan Alliance, Inc.), Series 2016-A, 5.00% 2051	1,500	1,694
Fin. Auth., Hospital Rev. Ref. Bonds (Indiana University Health Obligated Group), Series 2011-N, 5.00% 2031 (preref. 2021)	4,000	4,199
Fin. Auth., Hospital Rev. Ref. Bonds (The Methodist Hospitals, Inc.), Series 2014-A, 5.00% 2028	2,500	2,790
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2032	17,560	18,381
Fin. Auth., Midwestern Disaster Relief Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2012-A, 5.00% 2039	10,100	10,564
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2035	3,000	3,299
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2044	7,225	7,865
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.00% 2048	3,250	3,530
Fin. Auth., Private Activity Bonds (Ohio River Bridges East End Crossing Project), Series 2013-A, AMT, 5.25% 2051	3,410	3,731
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2016-A, 5.25% 2046	6,750	7,684
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2033	2,410	2,776
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2038	2,395	2,733
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2043	4,000	4,528
Fin. Auth., Rev. Bonds (BHI Senior Living Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,080
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 5.75% 2028	250	278
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 6.50% 2033	215	244
Fin. Auth., Rev. Bonds (Greencroft Obligated Group), Series 2013-A, 7.00% 2043	3,705	4,214
Fin. Auth., Rev. Ref. Bonds (Community Foundation of Northwest Indiana Obligated Group), Series 2015, 5.00% 2036	3,730	4,268
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2029	635	788
City of Franklin, Econ. Dev. Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-B, 5.00% 2031	700	864
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.00% 2039	2,500	2,765
Gary/Chicago International Airport Auth., Airport Dev. Zone Rev. Bonds, Series 2014, AMT, 5.25% 2034	1,000	1,129
American High-Income Municipal Bond Fund — Page 31 of 78

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Bonds, notes & other debt instruments (continued) Indiana (continued)	Principal amount (000)	Value (000)
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-A-2, AMT, 3.50% 2038	$2,750	$2,851
Housing and Community Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2017-A-2, AMT, 4.00% 2039	735	769
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2023	1,000	1,059
County of Knox, Econ. Dev. Rev. and Ref. Bonds (Good Samaritan Hospital Project), Series 2012-A, 5.00% 2025	1,570	1,660
City of Valparaiso, Exempt Facs. Rev. Bonds (Pratt Paper (IN), LLC Project), Series 2013, AMT, 7.00% 2044	3,080	3,602
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2015, AMT, 5.00% 2045 (put 2022)	3,000	3,277
City of Whiting, Environmental Facs. Rev. Bonds (BP Products North America, Inc. Project), Series 2016-A, AMT, 5.00% 2046 (put 2023)	3,000	3,298
		117,122
Iowa 0.84%
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-A, 5.25% 2050 (put 2033)	1,585	1,694
Fin. Auth., Midwestern Disaster Area Rev. Bonds (Iowa Fertilizer Co. Project), Series 2013-B, 5.25% 2050 (put 2037)	8,470	9,177
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.00% 2019	4,430	4,439
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.25% 2025	12,505	13,616
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2013, 5.875% 2026[2]	2,320	2,439
Fin. Auth., Midwestern Disaster Area Rev. Ref. Bonds (Iowa Fertilizer Co. Project), Series 2019, 3.125% 2022	2,500	2,534
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2016-A, 5.00% 2036	1,250	1,407
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2043	1,500	1,677
Fin. Auth., Rev. Bonds (Lifespace Communities, Inc.), Series 2018-A, 5.00% 2048	5,500	6,130
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2028	1,150	1,281
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2033	1,000	1,104
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2038	1,000	1,095
Fin. Auth., Senior Housing Rev. Bonds (Northcrest, Inc. Project), Series 2018-A, 5.00% 2048	2,500	2,712
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2039	4,000	3,974
Student Loan Liquidity Corp., Student Loan Rev. Bonds, Series 2019-C, AMT, 3.50% 2044	6,950	6,734
Student Loan Liquidity Corp., Student Loan Rev. Ref. Bonds, Series 2018-A, AMT, 3.75% 2033	4,735	4,900
Tobacco Settlement Auth., Tobacco Settlement Asset-Backed Bonds, Series 2005-C, 5.625% 2046	3,525	3,526
		68,439
Kansas 0.38%
Dev. Fin. Auth., Rev. Ref. Bonds (Lifespace Communities, Inc.), Series 2010-S, 5.00% 2030	1,920	1,947
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2017-A, 5.00% 2043	4,000	4,475
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2027	750	866
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2029	1,205	1,383
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2031	1,330	1,517
City of Lenexa, Health Care Fac. Rev. Bonds (Lakeview Village, Inc. Project), Series 2018-A, 5.00% 2039	5,660	6,352
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 4.00% 2020	250	252
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 4.00% 2021	450	460
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 4.00% 2022	630	652
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 4.00% 2023	655	685
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 5.00% 2034	2,000	2,213
City of Wichita, Health Care Facs. Rev. Bonds (Presbyterian Manors, Inc.), Series 2019-III, 5.00% 2050	1,500	1,621
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 3.00% 2023	545	555
City of Wichita, Sales Tax Special Obligation Rev. Bonds (K-96 Greenwich Star Bond Project), Series 2017, 4.20% 2027	5,000	5,100
American High-Income Municipal Bond Fund — Page 32 of 78

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Bonds, notes & other debt instruments (continued) Kansas (continued)	Principal amount (000)	Value (000)
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 4.00% 2028	$670	$694
Unified Government of Wyandotte County, Special Obligation Improvement Rev. Ref. Bonds (Wyandotte Plaza Redev. Project), Series 2016, 5.00% 2034	2,125	2,211
		30,983
Kentucky 1.05%
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2032	500	517
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 4.00% 2036	2,625	2,703
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2028	1,260	1,441
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2030	1,110	1,257
City of Ashland, Medical Center Rev. Bonds (Ashland Hospital Corp. dba King’s Daughters Medical Center Project), Series 2016-A, 5.00% 2040	4,465	4,917
County of Carroll, Environmental Facs., Rev. Bonds (Kentucky Utilities Co. Project), Series 2004-A, AMT, 1.75% 2034 (put 2026)	5,500	5,463
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.50% 2035	1,750	1,874
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2045	6,515	6,991
Econ. Dev. Fin. Auth., Healthcare Facs. Rev. and Rev. Ref. Bonds (Rosedale Green Project), Series 2015, 5.75% 2050	2,650	2,836
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2041	4,250	4,919
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2046	8,350	9,599
Econ. Dev. Fin. Auth., Hospital Rev. Bonds (Baptist Healthcare System Obligated Group), Series 2017-B, 5.00% 2034	2,720	3,192
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2045	10,000	11,691
Econ. Dev. Fin. Auth., Louisville Arena Project Rev. Ref. Bonds (Louisville Arena Auth., Inc.), Series 2017-A, Assured Guaranty Municipal insured, 5.00% 2047	1,500	1,632
Higher Education Student Loan Corp., Student Loan Rev. Bonds, Series 2017-A, AMT, 3.00% 2029	1,925	1,979
Louisville/Jefferson Metro County Government, Health System Rev. Bonds (Norton Healthcare, Inc.), Series 2016-A, 5.00% 2029	2,550	3,070
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2020-A, 5.00% 2034	1,500	1,761
Municipal Power Agcy., Power System Rev. Ref. Bonds (Prairie State Project), Series 2020-A, 5.00% 2035	1,200	1,405
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2028	500	603
City of Paducah, Electric Plant Board, Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2035	1,500	1,747
Public Energy Auth., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	6,600	7,197
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 5.75% 2049	1,885	2,112
Public Transportation Infrastructure Auth., Toll Rev. Bonds (Downtown Crossing Project), Series 2013-A, 6.00% 2053	5,500	6,224
		85,130
Louisiana 1.20%
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2031	1,000	1,140
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2035	1,785	2,021
Aviation Board, General Airport Rev. Bonds (North Terminal Project), Series 2015-B, AMT, 5.00% 2040	7,000	7,850
American High-Income Municipal Bond Fund — Page 33 of 78

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Bonds, notes & other debt instruments (continued) Louisiana (continued)	Principal amount (000)	Value (000)
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2030	$300	$357
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2031	400	474
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2032	500	591
Aviation Board, General Airport Rev. Ref. Bonds, Series 2017-D-2, AMT, 5.00% 2033	1,100	1,296
Citizens Property Insurance Corp., Assessment Rev. Ref. Bonds, Series 2016-A, 5.00% 2025	5,000	5,961
Parish of Jefferson, Hospital Dist. No. 1 (West Jefferson Medical Center), Hospital Rev. Ref. Bonds, Series 2011-A, 6.00% 2039 (preref. 2021)	2,365	2,492
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-B, 7.00% 2044[2]	3,060	3,127
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Drainage Projects), Series 2015-C, 7.00% 2044[2]	10,520	10,750
Juban Crossing Econ. Dev. Dist., Rev. Ref. Bonds (Road Projects), Series 2015-A, 7.00% 2044[2]	3,000	3,066
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-1, 6.50% 2035	5,750	6,023
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Westlake Chemical Corp. Projects), Series 2010-A-2, 6.50% 2035	2,850	2,985
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Ragin’ Cajun Facs., Inc. Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2039	1,000	1,186
Local Government Environmental Facs. and Community Dev. Auth., Rev. Ref. Bonds (Westlake Chemical Corp. Projects), Series 2017, 3.50% 2032	5,000	5,310
Memorial Hospital Service Dist. Of Calcasieu Parish, Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2029	1,000	1,214
Memorial Hospital Service Dist. Of Calcasieu Parish, Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2034	2,000	2,393
Memorial Hospital Service Dist. Of Calcasieu Parish, Hospital Rev. Ref. Bonds (Lake Charles Memorial Hospital Project), Series 2019, 5.00% 2039	2,000	2,351
City of New Orleans, Sewerage Service Rev. and Rev. Ref. Bonds, Series 2015, 5.00% 2045	500	566
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2042	2,000	2,336
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase II Project), Series 2017, 5.00% 2052	800	916
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Greenhouse Dist. Phase III Project), Series 2019-A, 5.00% 2059	5,500	6,392
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2051	10,460	11,945
Public Facs. Auth., Lease Rev. Bonds (Provident Group - Flagship Properties LLC - Louisiana State University Nicholson Gateway Project), Series 2016-A, 5.00% 2056	1,000	1,139
Public Facs. Auth., Rev. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032 (preref. 2026)	10	12
Public Facs. Auth., Rev. Ref. Bonds (Entergy Louisiana, LLC Project), Series 2016-B, 3.50% 2030	500	509
Public Facs. Auth., Rev. Ref. Bonds (Nineteenth Judicial Dist. Court Building Project), Series 2015, Assured Guaranty Municipal insured, 5.25% 2051	1,000	1,138
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2032	890	1,040
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033	1,620	1,887
Public Facs. Auth., Rev. Ref. Bonds (Ochsner Clinic Foundation Project), Series 2016, 5.00% 2033 (preref. 2026)	15	18
Parish of St. Charles, Gulf Opportunity Zone Rev. Bonds (Valero Project), Series 2010, 4.00% 2040 (put 2022)	5,500	5,806
Parish of St. John the Baptist, Rev. Ref. Bonds (Marathon Oil Corp. Project), Series 2017, 2.10% 2037 (put 2024)	1,000	1,003
St. Tammany Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.00% 2024	625	672
St. Tammany Public Trust Fncg. Auth., Rev. and Rev. Ref. Bonds (Christwood Project), Series 2014, 5.25% 2037	1,750	1,917
		97,883
American High-Income Municipal Bond Fund — Page 34 of 78

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Bonds, notes & other debt instruments (continued) Maine 0.34%	Principal amount (000)	Value (000)
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2005-R-3, AMT, 5.25% 2025[2]	$2,000	$2,262
Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2015-R-2, AMT, 4.375% 2035 (put 2025)[2]	250	274
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2041	1,800	2,013
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Healthcare Systems Obligated Group Issue), Series 2016-A, 5.00% 2046	1,000	1,115
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2027	485	532
Health and Higher Educational Facs. Auth., Rev. Bonds (Eastern Maine Medical Center Obligated Group Issue), Series 2013, 5.00% 2043	5,970	6,411
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 5.00% 2020	155	158
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 5.25% 2021	250	262
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2036	4,000	4,299
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 6.75% 2041	3,375	3,616
Health and Higher Educational Facs. Auth., Rev. Bonds (MaineGeneral Medical Center Issue), Series 2011, 7.00% 2041	1,500	1,615
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2014-C-1, AMT, 3.50% 2044	1,735	1,797
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,090	1,262
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,000	1,151
City of Portland, General Airport Rev. Ref. Bonds, Series 2016, 5.00% 2035	1,000	1,149
		27,916
Maryland 1.08%
County of Baltimore, Rev. Bonds (Oak Crest Village, Inc. Fac.), Series 2016, 5.00% 2037	2,100	2,434
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.00% 2027	475	510
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 4.50% 2033	3,900	4,220
Mayor and City Council of Baltimore, Special Obligation Rev. Ref. Bonds, Series 2017-A, 5.00% 2038	1,725	1,912
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist., Series 2019, 3.00% 2020	380	383
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist., Series 2019, 3.00% 2024	880	897
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist., Series 2019, 4.00% 2029	950	1,019
Mayor and Council of Brunswick, Special Obligation Rev. Ref. Bonds (Brunswick Crossing Special Taxing Dist., Series 2019, 5.00% 2036	1,400	1,566
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	580	597
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Ref. Bonds, Series 2014-D, AMT, 4.00% 2036	2,575	2,713
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 2044	500	598
Econ. Dev. Corp., Econ. Dev. Rev. Bonds (Terminal Project), Series 2019-A, AMT, 5.00% 2049	1,250	1,488
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2029	1,850	2,288
Econ. Dev. Corp., Econ. Dev. Rev. Ref. Bonds (Transportation Facs. Project), Series 2017-A, 5.00% 2032	1,000	1,214
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.375% 2036	3,560	3,744
Econ. Dev. Corp., Special Obligation Bonds (Metro Centre at Owings Mills Project), Series 2017, 4.50% 2044	6,850	7,205
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 3.00% 2020[2]	225	226
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2025[2]	2,100	2,257
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Bowie State University Project), Series 2015, 5.00% 2029[2]	1,680	1,833
American High-Income Municipal Bond Fund — Page 35 of 78

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Bonds, notes & other debt instruments (continued) Maryland (continued)	Principal amount (000)	Value (000)
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Frostburg State University Project), Series 2013, 5.00% 2033	$1,000	$1,078
Econ. Dev. Corp., Student Housing Rev. Ref. Bonds (Morgan State University Project), Series 2012, 5.00% 2034	1,500	1,567
Health and Higher Educational Facs. Auth., Rev. Bonds (Adventist HealthCare Issue), Series 2016-A, 5.50% 2036	8,000	9,591
Health and Higher Educational Facs. Auth., Rev. Bonds (Broadmead Issue), Series 2018-A, 5.00% 2048	4,500	5,152
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.00% 2028[2]	550	588
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.125% 2034[2]	750	793
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.375% 2039[2]	2,000	2,123
County of Howard, Special Obligation Bonds (Downtown Columbia), Series 2017-A, 4.50% 2047[2]	10,000	10,588
County of Prince George, Rev. Auth., Special Obligation Bonds (Suitland-Naylor Road Project), Series 2016, 5.00% 2046[2]	2,500	2,673
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.00% 2031[2]	750	793
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.25% 2039[2]	2,150	2,252
County of Prince George, Special Obligation Bonds (Hampton Park Project), Series 2019-A, 4.375% 2048[2]	5,330	5,558
County of Prince George, Special Obligation Bonds (National Harbor Project), Series 2004, 5.20% 2034	7,119	7,147
County of Prince George, Special Tax Dist. Bonds (Victoria Falls Project), Series 2005, 5.25% 2035	874	878
		87,885
Massachusetts 1.23%
Dev. Fin. Agcy., Rev. Bonds (Boston Medical Center Issue), Series 2015-D, 5.00% 2044	1,500	1,688
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2011-B, 0% 2056	4,533	1,301
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 2028[2]	2,835	3,285
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 2033[2]	4,000	4,572
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.00% 2038[2]	4,250	4,807
Dev. Fin. Agcy., Rev. Bonds (Linden Ponds, Inc. Issue), Series 2018, 5.125% 2046[2]	7,825	8,834
Dev. Fin. Agcy., Rev. Bonds (Partners HealthCare System Issue), Series 2017-S, 4.00% 2036	2,500	2,832
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2029	1,800	2,148
Dev. Fin. Agcy., Rev. Bonds (UMass Memorial Health Care Obligated Group Issue), Series 2016-I, 5.00% 2036	3,500	4,082
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2038	500	601
Dev. Fin. Agcy., Rev. Bonds (Wellforce Obligated Issue), Series 2019-A, 5.00% 2044	750	890
Dev. Fin. Agcy., Rev. Ref. Bonds (Emerson College Issue), Series 2010-A, 5.00% 2040 (preref. 2020)	2,995	3,013
Dev. Fin. Agcy., Rev. Ref. Bonds (Newbridge Charles Issue), Series 2017, 5.00% 2047[2]	1,800	1,982
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	5,475	5,825
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.75% 2036 (preref. 2021)	4,505	4,790
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	3,610	3,846
Dev. Fin. Agcy., Rev. Ref. Bonds (Tufts Medical Center Issue), Series 2011-I, 6.875% 2041 (preref. 2021)	2,390	2,545
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 3.50% 2033	13,645	14,184
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2016-J, AMT, 5.00% 2024	4,000	4,601
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.625% 2032	7,655	7,988
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2018-B, AMT, 3.625% 2034	3,000	3,233
Educational Fncg. Auth., Education Loan Rev. Bonds, Series 2019-B, AMT, 3.00% 2035	5,000	5,147
Health and Educational Facs. Auth., Rev. Bonds (UMass Memorial Issue), Series 2010-G, 5.00% 2021	405	415
Health and Educational Facs. Auth., Rev. Ref. Bonds (Merrimack College Issue), Series 2017, 5.00% 2047	1,250	1,408
Health and Educational Facs. Auth., Rev. Ref. Bonds (Northeastern University Issue), Series 2010-A, 5.00% 2035	1,800	1,851
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 177, AMT, 4.00% 2039	2,260	2,372
Housing Fin. Agcy., Single Family Housing Rev. Ref. Bonds, Series 188, AMT, 4.00% 2043	1,530	1,633
		99,873
American High-Income Municipal Bond Fund — Page 36 of 78

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Bonds, notes & other debt instruments (continued) Michigan 2.60%	Principal amount (000)	Value (000)
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.00% 2038	$2,500	$2,391
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2008, 7.125% 2043	6,525	6,226
City of Dearborn, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Henry Ford Village, Inc. Project), Series 2017, 7.50% 2044[2]	6,700	6,567
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2020	500	505
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2021	1,000	1,035
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2024	500	545
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2025	1,350	1,494
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2029	250	284
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2030	500	567
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2032	1,000	1,123
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2033	500	561
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2034	1,250	1,399
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2036	1,565	1,743
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2037	500	555
City of Detroit, Unlimited Tax G.O. Bonds, Series 2018, 5.00% 2038	1,300	1,440
City of Detroit, Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.25% 2039	4,850	5,264
Detroit School Dist., Unlimited Tax G.O. School Building and Site Improvement Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,087
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Fin. Recovery Income Tax Local Project Bonds), Series 2014-F-1, 4.50% 2029	2,600	2,822
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-1, 5.00% 2044	2,625	2,818
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. and Rev. Ref. Local Project Bonds), Series 2014-C-6, 5.00% 2033	2,000	2,273
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2032	500	582
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2034	2,000	2,321
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Sewage Disposal System Rev. Ref. Local Project Bonds), Series 2015-C, 5.00% 2035	1,500	1,738
Fin. Auth., Local Government Loan Program Rev. Bonds (Detroit Water and Sewerage Dept., Water Supply System Rev. Ref. Local Project Bonds), Series 2014-D-4, 5.00% 2034	1,000	1,139
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2030	2,550	2,672
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 4.00% 2031	1,000	1,047
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2021	1,500	1,598
Fin. Auth., Student Loan Rev. Ref. Bonds, Series 25-A, AMT, 5.00% 2022	3,150	3,448
City of Flint, Hospital Building Auth., Rev. Ref. Bonds (Hurley Medical Center), Series 2013-B, 4.75% 2023	2,175	2,245
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 5.84% 2020	100	102
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.375% 2035	1,550	1,601
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2010, 7.50% 2039	1,750	1,806
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.00% 2023	1,915	2,031
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2028	4,000	4,329
City of Flint, Hospital Building Auth., Rev. Rental Bonds (Hurley Medical Center), Series 2013-A, 5.25% 2039	2,775	2,938
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 4.00% 2027	2,770	2,931
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2032	1,055	1,154
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2037	1,200	1,295
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2047	5,165	5,508
American High-Income Municipal Bond Fund — Page 37 of 78

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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
City of Grand Rapids, Econ. Dev. Corp., Rev. Ref. Bonds (Beacon Hill Estate Project), Series 2017-A, 5.00% 2052	$4,740	$5,038
Great Lakes Water Auth., Water Supply System Rev. Ref. Bonds, Series 2016-B, 5.00% 2046	5,000	5,832
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2015, 5.50% 2026	1,250	1,520
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 4.00% 2040	5,000	5,524
Hospital Fin. Auth., Hospital Rev. and Rev. Ref. Bonds (Trinity Health Credit Group), Series 2017-A, 5.00% 2047	1,400	1,523
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2009-B, 5.00% 2048	2,000	2,149
Hospital Fin. Auth., Hospital Rev. Bonds (Trinity Health Credit Group), Series 2011, 5.00% 2039	1,890	2,019
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Crittenton Hospital Medical Center), Series 2012-A, 5.00% 2039 (preref. 2022)	2,270	2,487
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2009, 5.75% 2039 (preref. 2019)	4,500	4,506
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2037	3,500	4,148
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Henry Ford Health System), Series 2016, 5.00% 2041	2,005	2,349
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (McLaren Health Care), Series 2019-A, 4.00% 2047	1,700	1,868
Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Oakwood Obligated Group), Series 2012, 5.00% 2027	1,090	1,202
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.35% 2034	3,000	3,137
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	1,045	1,098
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.125% 2032	1,000	1,002
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.375% 2041	1,270	1,272
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2012, 5.625% 2041	4,775	5,115
City of Kentwood, Econ. Dev. Corp., Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2016, 5.00% 2037	8,625	9,585
City of Saginaw, Hospital Fin. Auth., Hospital Rev. Ref. Bonds (Covenant Medical Center, Inc.), Series 2010-H, 5.00% 2030	2,700	2,758
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Renewable Power Project), Series 2018, AMT, 7.00% 2030[2]	2,700	3,055
Strategic Fund, Limited Obligation Rev. Bonds (Detroit Thermal Project), Series 2018, AMT, 7.00% 2030[2]	6,370	7,207
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, Assured Guaranty Municipal insured, AMT, 5.00% 2043	5,000	5,947
Strategic Fund, Limited Obligation Rev. Bonds (I-75 Improvement Project), Series 2018, Assured Guaranty Municipal insured, AMT, 5.00% 2048	2,750	3,252
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-ET-2, 1.45% 2029 (put 2021)	1,950	1,945
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Exempt Facs. Project), Series 2008-KT, 5.625% 2020	1,800	1,848
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 2029	1,500	1,744
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Holland Home Obligated Group), Series 2019, 5.00% 2043	1,000	1,127
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2007-A, 6.00% 2048	10,095	10,150
Tobacco Settlement Fin. Auth., Tobacco Settlement Asset-Backed Rev. Bonds, Series 2008-A, 6.875% 2042	7,270	7,349
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-B, AMT, 5.00% 2037	2,000	2,177
County of Wayne, Airport Auth., Airport Rev. Bonds (Detroit Metropolitan Wayne County Airport), Series 2014-C, AMT, 5.00% 2044	1,000	1,126
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2012-D, AMT, 5.00% 2028	12,000	13,180
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2030	3,000	3,508
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Bonds, notes & other debt instruments (continued) Michigan (continued)	Principal amount (000)	Value (000)
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2032	$1,000	$1,164
County of Wayne, Airport Auth., Airport Rev. Ref. Bonds (Detroit Metropolitan Wayne County Airport), Series 2015-F, AMT, 5.00% 2034	1,500	1,740
		211,835
Minnesota 0.29%
City of Duluth, Econ. Dev. Auth., Health Care Facs. Rev. Bonds (Essentia Health Obligated Group), Series 2018-A, 5.00% 2058	5,000	5,822
Higher Education Supplemental Loan Auth., Rev. Bonds, Series 2018, AMT, 4.00% 2037	8,500	9,196
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2013-A, AMT, 3.00% 2031	285	290
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	920	972
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	2,710	2,827
City of Minneapolis, Housing and Redev. Auth., Health Care System Rev. Bonds (Allina Health System), Series 2009-A-2, 5.50% 2024 (preref. 2019)	2,000	2,003
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 4.75% 2029[2]	250	267
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.25% 2033[2]	140	152
City of St. Paul, Housing and Redev. Auth., Charter School Lease Rev. Bonds (Great River School Project), Series 2017-A, 5.50% 2052[2]	1,600	1,715
		23,244
Mississippi 0.22%
Business Fin. Corp., Solid Waste Disposal, Rev. Bonds (Waste Pro USA, Inc. Project), Series 2017, AMT, 5.00% 2036 (put 2022)[2]	3,500	3,712
Dev. Bank, Special Obligation Bonds (Municipal Energy Agcy. of Mississippi Power Supply Project), Series 2015-A, Assured Guaranty Municipal insured, 5.00% 2034	1,000	1,169
Hospital Equipment and Facs. Auth., Rev. Bonds (Baptist Memorial Health Care), Series 2016-A, 5.00% 2046	2,500	2,806
County of Warren, Gulf Opportunity Zone Bonds (International Paper Co. Project), Series 2011-A, 5.375% 2035	5,100	5,492
County of Warren, Gulf Opportunity Zone Rev. Ref. Bonds (International Paper Co. Project), Series 2018, 2.90% 2032 (put 2023)	4,750	4,957
		18,136
Missouri 1.50%
County of Cape Girardeau, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-A, 6.00% 2033	4,465	5,111
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2040	1,650	1,787
Health and Educational Facs. Auth., Health Facs. Rev. Bonds (Bethesda Health Group, Inc.), Series 2015, 5.00% 2045	1,300	1,404
Health and Educational Facs. Auth., Rev. Ref. Bonds (St. Anthony’s Medical Center), Series 2015-B, 5.00% 2045	1,320	1,500
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 2036	1,500	1,678
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Christian Horizons Obligated Group), Series 2018, 5.00% 2040	2,000	2,221
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2010, 5.50% 2042	2,000	2,020
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2011, 6.00% 2041	1,000	1,050
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2034	2,500	2,848
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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-A, 5.00% 2042	$5,600	$6,307
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-B, 2.875% 2034 (put 2022)	2,600	2,613
Health and Educational Facs. Auth., Senior Living Facs. Rev. Bonds (Lutheran Senior Services), Series 2019-C, 4.00% 2048	5,000	5,250
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2030	415	481
Health and Educational Facs. Auth., Senior Living Facs. Rev. Ref. Bonds (Lutheran Senior Services), Series 2016-A, 5.00% 2046	825	929
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-B-1, AMT, 4.00% 2045	2,890	3,076
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 3.50% 2023[2]	940	951
City of Lee’s Summit, Special Obligation Tax Increment and Special Dist. Rev. Ref. and Improvement Bonds (Summit Fair Project), Series 2017, 4.00% 2027[2]	1,850	1,886
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 4.375% 2030	1,000	1,062
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 2039	3,500	3,817
City of Maryland Heights, Industrial Dev. Auth. Rev. Bonds (St. Louis Community Ice Center Project), Series 2018-A, 5.00% 2049	8,500	9,167
Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 3.75% 2029	2,245	2,384
Move Rolla Transportation Dev. Dist., Sales Tax Rev. Bonds, Series 2017, 4.50% 2036	750	813
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2026	2,500	3,039
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2027	3,275	4,185
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2028	2,400	3,134
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2029	1,000	1,331
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2030	4,255	5,753
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2005, National insured, 5.50% 2031	2,000	2,748
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2012, AMT, 5.00% 2032	1,685	1,826
City of St. Louis, Airport Rev. Ref. Bonds (Lambert-St. Louis International Airport), Series 2017-B, AMT, Assured Guaranty Municipal insured, 5.00% 2027	1,500	1,843
City of St. Louis, Industrial Dev. Auth., Dev. Fncg. Rev. Bonds (Ballpark Village Dev. Project), Series 2017-A, 4.75% 2047	1,000	1,091
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2025	1,620	1,740
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.00% 2035	1,260	1,386
City of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (St. Andrew’s Resources for Seniors Obligated Group), Series 2015-A, 5.125% 2045	4,200	4,587
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2012, 6.125% 2042	1,000	1,070
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2030	1,000	1,088
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.00% 2035	1,400	1,498
American High-Income Municipal Bond Fund — Page 40 of 78

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Bonds, notes & other debt instruments (continued) Missouri (continued)	Principal amount (000)	Value (000)
County of St. Louis, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (Nazareth Living Center), Series 2015-A, 5.125% 2045	$2,000	$2,125
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village Sunset Hills), Series 2012, 5.00% 2032	1,020	1,086
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2017, 5.00% 2048	5,110	5,727
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.00% 2038	1,000	1,126
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.125% 2049	1,335	1,505
County of St. Louis, Industrial Dev. Auth., Senior Living Facs. Rev. Bonds (Friendship Village St. Louis Obligated Group), Series 2018, 5.25% 2053	8,785	9,939
County of St. Louis, Transportation Dev. Dist., Transportation Rev. Bonds (Missouri Bottom Road/Taussig Road), Series 2002, 7.20% 2033[4]	3,300	1,122
County of Stoddard, Industrial Dev. Auth., Health Facs. Rev. Bonds (Southeast Missouri Hospital Association), Series 2016-B, 6.00% 2037	4,075	4,644
		121,948
Nebraska 0.16%
County of Douglas, Hospital Auth. No. 2 (Methodist Health System), Health Facs. Rev. Ref. Bonds, Series 2015, 5.00% 2048	2,350	2,661
County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2023 (100% PIK)[7,8,9,10]	27	27
County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2024[7,8,9]	399	399
County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2024 (100% PIK)[7,8,9,10]	194	194
County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2024 (100% PIK)[7,8,9,10]	150	150
County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2024 (100% PIK)[7,8,9,10]	62	62
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2017-B, AMT, 3.50% 2040	1,575	1,662
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2018-C, 4.00% 2048	2,115	2,293
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019, AMT, 3.75% 2049	3,000	3,212
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2019-B, AMT, 4.00% 2049	2,480	2,697
		13,357
Nevada 0.77%
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 2037[2]	1,000	1,080
Dept. of Business and Industry, Charter School Rev. Bonds (Doral Academy of Nevada), Series 2017-A, 5.00% 2047[2]	1,400	1,495
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2017, AMT, 5.875% 2027[2]	3,000	3,336
Dept. of Business and Industry, Environmental Improvement Rev. Bonds (Fulcrum Sierra Biofuels LLC Project), Series 2018, AMT, 6.95% 2038[2]	3,000	3,453
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 4.50% 2029[2]	750	812
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 2038[2]	1,000	1,089
Dept. of Business and Industry, Lease Rev. Bonds (Somerset Academy), Series 2018-A, 5.00% 2048[2]	1,000	1,076
Dept. of Business and Industry, Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2001, AMT, 1.875% 2026 (put 2019)[2]	2,700	2,701
County of Clark, Pollution Control Rev. Ref. Bonds (Southern California Edison Co.), Series 2010, 1.875% 2031 (put 2020)	5,500	5,504
County of Clark, Rev. Ref. Bonds (Jet Aviation Fuel Tax), Series 2013-A, AMT, 5.00% 2028	2,000	2,207
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2020	$445	$447
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.50% 2021	265	267
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2022	375	380
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 2.75% 2023	385	390
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2024	400	410
County of Clark, Special Improvement Dist. No. 121 (Southern Highlands Area), Local Improvement Rev. Ref. Bonds, Series 2016, 3.00% 2025	415	422
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Rev. Ref. Bonds, Series 2012, 5.00% 2020	1,035	1,058
County of Clark, Special Improvement Dist. No. 142 (Mountain’s Edge), Local Improvement Rev. Ref. Bonds, Series 2012, 5.00% 2021	1,105	1,163
County of Clark, Special Improvement Dist. No. 151 (Summerlin-Mesa), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2020	1,115	1,130
City of Henderson, Local Improvement Dist. No. T-16 (Falls at Lake Las Vegas), Limited Obligation Improvement Bonds, Series 2005, 5.125% 2025	2,390	2,292
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2030	1,375	1,608
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,465	1,700
City of Las Vegas, Redev. Agcy., Tax Increment Rev. Ref. Bonds, Series 2016, 5.00% 2045	1,225	1,385
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 2.75% 2021[2]	135	135
City of Las Vegas, Sales Tax Increment Rev. Bonds, Series 2016, 3.50% 2025[2]	3,030	3,018
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 4.25% 2024	200	212
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2022	370	393
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2023	325	351
City of Las Vegas, Special Improvement Dist. No. 607 (Providence), Local Improvement Rev. Ref. Bonds, Series 2013, 5.00% 2024	205	224
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.00% 2022	1,105	1,151
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 4.50% 2025	660	722
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2026	695	778
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2029	1,645	1,825
City of Las Vegas, Special Improvement Dist. No. 812 (Summerlin Village 24), Local Improvement Rev. Ref. Bonds, Series 2015, 5.00% 2035	1,620	1,771
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2023	220	223
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2024	165	167
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.00% 2025	255	256
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.25% 2026	250	252
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2027	270	275
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 3.50% 2028	250	253
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Bonds, notes & other debt instruments (continued) Nevada (continued)	Principal amount (000)	Value (000)
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.00% 2033	$1,260	$1,294
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.25% 2037	1,075	1,107
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.375% 2042	1,365	1,401
City of Las Vegas, Special Improvement Dist. No. 813 (Summerlin Village 26), Local Improvement Bonds, Series 2017, 4.50% 2047	1,640	1,691
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2026	895	975
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2028	360	389
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2029	630	677
City of Las Vegas, Special Improvement Dist. Nos. 808 and 810 (Summerlin Village 23B), Local Improvement Rev. Ref. Bonds, Series 2014, 5.00% 2031	130	139
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2021	120	122
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2022	150	153
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2023	125	128
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.50% 2024	130	134
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2025	150	156
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2026	200	209
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.75% 2027	265	276
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 3.875% 2028	415	436
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 2029	215	227
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.00% 2030	350	367
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.25% 2034	630	664
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.50% 2039	800	848
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 2043	675	716
City of North Las Vegas, Special Improvement Dist. No. 64 (Valley Vista), Local Improvement Bonds, Series 2019, 4.625% 2049	1,500	1,581
City of Reno, Sales Tax Rev. Ref. Bonds (ReTRAC-Reno Transportation Rail Access Corridor Project), Series 2018-B, Assured Guaranty Municipal insured, 4.125% 2058	1,250	1,351
		62,452
New Hampshire 0.25%
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 2.95% 2029[2]	1,900	1,896
Business Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2003, AMT, 3.125% 2024[1]	2,750	2,896
Health and Education Facs. Auth., Healthcare System Rev. Bonds (Covenant Health Systems Obligated Group Issue), Series 2007-A, 5.00% 2027	150	151
American High-Income Municipal Bond Fund — Page 43 of 78

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Bonds, notes & other debt instruments (continued) New Hampshire (continued)	Principal amount (000)	Value (000)
Health and Education Facs. Auth., Rev. Bonds (Elliot Hospital Issue), Series 2016, 5.00% 2031	$1,250	$1,475
Health and Education Facs. Auth., Rev. Bonds (Rivermead Issue), Series 2011-A, 6.875% 2041	2,625	2,769
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.00% 2027[2]	2,000	2,114
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-B, 4.625% 2042[2]	1,000	1,053
National Fin. Auth., Resource Recovery Rev. Ref. Bonds (Covanta Project), Series 2018-C, AMT, 4.875% 2042[2]	5,000	5,308
National Fin. Auth., Rev. Bonds (The Vista Project), Series 2019-A, 5.75% 2054[2]	900	993
National Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2019-A-4, AMT, 2.15% 2038 (put 2024)	2,000	2,014
		20,669
New Jersey 3.93%
Atlantic City, Tax Appeal Rev. Ref. Bonds, Series 2017-B, Assured Guaranty Municipal insured, 5.00% 2032	1,200	1,430
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Bonds (Cooper Health System Obligated Group Issue), Series 2013-A, 5.75% 2042	2,665	2,967
County of Camden, Improvement Auth., Health Care Redev. Project, Rev. Ref. Bonds (Cooper Health System Obligated Group Issue), Series 2014, 5.00% 2032	555	620
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2039	2,500	2,714
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.25% 2044	1,000	1,084
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2024	2,250	2,575
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2026	1,500	1,699
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,128
Casino Reinvestment Dev. Auth., Luxury Tax Rev. Bonds, Series 2014, Assured Guaranty Municipal insured, 5.00% 2029	1,180	1,323
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.00% 2037	7,050	7,510
Econ. Dev. Auth., Energy Fac. Rev. Bonds (UMM Energy Partners, LLC Project), Series 2012-A, AMT, 5.125% 2043	750	799
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.375% 2043	7,725	8,655
Econ. Dev. Auth., Private Activity Bonds (Goethals Bridge Replacement Project), Series 2013, AMT, 5.625% 2052	3,940	4,428
Econ. Dev. Auth., Rev. Bonds (Foundation Academy Charter School Project), Series 2018-A, 5.00% 2050	1,100	1,243
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2027	1,000	1,152
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2037	1,250	1,400
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2047	3,500	3,860
Econ. Dev. Auth., Rev. Bonds (Provident Group - Kean Properties LLC - Kean University Student Housing Project), Series 2017-A, 5.00% 2050	1,590	1,751
Econ. Dev. Auth., Rev. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2010-A, 5.875% 2042 (preref. 2020)	2,500	2,569
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2029	1,200	1,395
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2034	2,025	2,320
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2039	1,685	1,911
Econ. Dev. Auth., Rev. Ref. Bonds (Cranes Mill Project), Series 2018, 5.00% 2049	3,810	4,280
Econ. Dev. Auth., Rev. Ref. Bonds (Motor Vehicle Surcharges), Series 2017-A, BAM insured, 5.00% 2027	3,250	3,951
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Montclair Properties LLC - Montclair State University Student Housing Project), Series 2017, Assured Guaranty Municipal insured, 5.00% 2037	2,750	3,248
American High-Income Municipal Bond Fund — Page 44 of 78

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2024	$2,050	$2,259
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2030	1,000	1,104
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2035	3,750	4,094
Econ. Dev. Auth., Rev. Ref. Bonds (Provident Group - Rowan Properties LLC - Rowan University Student Housing Project), Series 2015-A, 5.00% 2048	2,150	2,311
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2005-K, AMBAC insured, 5.50% 2019	2,420	2,431
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2015-WW, 5.25% 2033	2,500	2,855
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2016-AAA, 5.50% 2031	2,000	2,382
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2034	1,500	1,724
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2017-DDD, 5.00% 2035	1,275	1,462
Econ. Dev. Auth., School Facs. Construction Bonds, Series 2018-FFF, 5.00% 2026	3,235	3,801
Econ. Dev. Auth., School Facs. Construction Rev. Bonds, Series 2013-NN, 5.00% 2024	2,000	2,202
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2013-I, (SIFMA Municipal Swap Index + 1.60%) 2.72% 2028[3]	13,970	14,023
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2021	125	132
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-XX, 5.00% 2025	10,500	12,144
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 4.00% 2029[2]	670	710
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2039[2]	825	892
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2049[2]	930	999
Econ. Dev. Auth., School Facs. Rev. Bonds (Beloved Community Charter School), Series 2019-A, 5.00% 2054[2]	725	773
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.125% 2023	3,500	3,767
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 1999, AMT, 5.25% 2029	16,950	18,528
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2000-B, AMT, 5.625% 2030	4,125	4,738
Econ. Dev. Auth., Special Fac. Rev. Bonds (Continental Airlines, Inc. Project), Series 2003, AMT, 5.50% 2033	3,500	3,908
Econ. Dev. Auth., Special Fac. Rev. Ref. Bonds (Continental Airlines, Inc. Project), Series 2012, AMT, 5.75% 2027	4,500	4,959
Educational Facs. Auth., Rev. and Rev. Ref. Bonds (Stockton University Issue), Series 2016-A, 5.00% 2030	1,770	2,085
County of Essex, Improvement Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2015, AMT, 5.25% 2045[2]	600	614
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2024	1,000	1,144
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2027	1,000	1,187
Health Care Facs. Fncg. Auth., Rev. and Rev. Ref. Bonds (Trinitas Regional Medical Center Obligated Group Issue), Series 2017-A, 5.00% 2030	500	586
Health Care Facs. Fncg. Auth., Rev. Bonds (AHS Hospital Corp. Issue), Series 2011, 6.00% 2041 (preref. 2021)	1,000	1,079
Health Care Facs. Fncg. Auth., Rev. Bonds (Princeton HealthCare System Issue), Series 2016-A, 5.00% 2034	1,000	1,201
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2031	1,700	1,979
Health Care Facs. Fncg. Auth., Rev. Bonds (St. Joseph’s Healthcare System Obligated Group Issue), Series 2016, 5.00% 2035	500	577
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.00% 2026	2,080	2,204
Health Care Facs. Fncg. Auth., Rev. Ref. Bonds (St. Peter’s University Hospital Obligated Group Issue), Series 2011, 6.25% 2035	3,110	3,299
Health Care Facs. Fncg. Auth., State Contract Rev. Ref. Bonds (Hospital Asset Transformation Program), Series 2017, 5.00% 2036	2,000	2,300
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 3.75% 2026	535	561
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2013-1-A, AMT, 4.00% 2020	3,000	3,085
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 3.50% 2032	1,375	1,448
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2024	1,000	1,160
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2016-1-A, AMT, 5.00% 2025	1,000	1,183
American High-Income Municipal Bond Fund — Page 45 of 78

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Bonds, notes & other debt instruments (continued) New Jersey (continued)	Principal amount (000)	Value (000)
Higher Education Student Assistance Auth., Student Loan Rev. Bonds, Series 2019-B, AMT, 3.25% 2039	$10,000	$10,200
Housing and Mortgage Fin. Agcy., Single Family Housing Rev. Bonds, Series 2019-C, 4.75% 2050	1,455	1,637
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2036	1,000	1,173
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2042	1,250	1,447
South Jersey Port Corp., Marine Terminal Rev. Bonds, Series 2017-B, AMT, 5.00% 2048	875	1,005
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2026	1,920	2,103
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2012-A, 5.00% 2029	1,200	1,331
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2025	400	463
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2027	990	1,138
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2033	2,300	2,608
South Jersey Transportation Auth., Transportation System Rev. Bonds, Series 2014-A, 5.00% 2039	12,650	14,201
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.00% 2046	3,100	3,533
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-A, 5.25% 2046	1,210	1,407
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 3.20% 2027	2,775	2,837
Tobacco Settlement Fncg. Corp., Tobacco Settlement Bonds, Series 2018-B, 5.00% 2046	4,500	4,961
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2023	1,000	1,120
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2029	4,000	4,694
Transportation Trust Fund Auth., Federal Highway Reimbursement Rev. Ref. Bonds, Series 2018-A, 5.00% 2031	4,500	5,240
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2035	2,345	2,730
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2044	4,000	4,571
Transportation Trust Fund Auth., Transportation Program Bonds, Series 2019-BB, 5.00% 2050	2,500	2,834
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2035	3,375	2,079
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, AMBAC insured, 0% 2036	9,400	5,498
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	17,220	11,409
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2006-C, National insured, 0% 2031	12,065	8,589
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2008-A, 0% 2035	4,000	2,425
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-A, 0% 2039	10,855	5,397
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2009-C, BAM insured, 0% 2032	1,510	1,068
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-A, BAM insured, 0% 2027	8,245	6,832
Transportation Trust Fund Auth., Transportation System Bonds, Capital Appreciation Bonds, Series 2010-B, 0% 2027	965	781
Transportation Trust Fund Auth., Transportation System Bonds, Series 2005-B, National insured, 5.50% 2021	5,950	6,452
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2030	2,000	2,370
Transportation Trust Fund Auth., Transportation System Bonds, Series 2018-A, 5.00% 2032	2,240	2,630
Transportation Trust Fund Auth., Transportation System Bonds, Series 2019-AA, 5.00% 2046	2,000	2,276
County of Union, Improvement Auth., Solid Waste Disposal Rev. Green Bonds (Aries Linden, LLC Project), Series 2019, AMT, 6.75% 2041[2]	7,000	7,054
		319,995
American High-Income Municipal Bond Fund — Page 46 of 78

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Bonds, notes & other debt instruments (continued) New Mexico 0.26%	Principal amount (000)	Value (000)
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-A, 1.875% 2029 (put 2020)	$5,000	$5,004
City of Farmington, Pollution Control Rev. Ref. Bonds (Southern California Edison Co. Four Corners Project), Series 2005-B, 1.875% 2029 (put 2020)	3,000	3,002
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2032	2,000	2,117
Hospital Equipment Loan Council, Rev. Ref. Bonds (Haverland Charter Lifestyle Group), Series 2012, 5.00% 2042	1,500	1,575
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2010-A, Class I, 4.625% 2025	155	156
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-A-2, Class I, AMT, 3.50% 2046	2,750	2,888
Mortgage Fin. Auth., Single Family Mortgage Program Bonds, Series 2016-C-2, Class I, AMT, 3.50% 2045	1,795	1,893
Mortgage Fin. Auth., Single Family Mortgage Program Rev. Ref. Bonds, Series 2012-B-1, Class I, AMT, 3.75% 2043	695	716
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2034	500	567
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2039	500	559
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2044	1,000	1,107
City of Santa Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Residences), Series 2019-A, 5.00% 2049	1,405	1,547
		21,131
New York 3.14%
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, 5.00% 2026	2,500	2,963
Brooklyn Arena Local Dev. Corp., PILOT Rev. Ref. Bonds (Barclays Center), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2042	8,690	9,885
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.00% 2040	600	687
Buffalo and Erie County Industrial Land Dev. Corp., Rev. Bonds (Catholic Health System Obligated Group Project), Series 2015, 5.25% 2035	500	585
Build NYC Resource Corp., Rev. Bonds (Bronx Charter School for Excellence Project), Series 2013-A, 5.50% 2043	500	541
Build NYC Resource Corp., Rev. Ref. Bonds (Albert Einstein School of Medicine, Inc. Project), Series 2015, 5.50% 2045[2]	7,300	8,323
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 3.75% 2020[2]	195	196
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 4.50% 2025[2]	450	498
Build NYC Resource Corp., Solid Waste Disposal Rev. Bonds (Pratt Paper (NY), Inc. Project), Series 2014, AMT, 5.00% 2035[2]	1,150	1,266
Convention Center Dev. Corp., Senior Lien Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2049	4,020	1,657
Convention Center Dev. Corp., Senior Lien Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-A, 0% 2055	10,000	3,309
Convention Center Dev. Corp., Subordinated Lien Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, 0% 2055	6,090	1,911
Convention Center Dev. Corp., Subordinated Lien Rev. Bonds (Hotel Unit Fee Secured), Capital Appreciation Bonds, Series 2016-B, Assured Guaranty Municipal insured, 0% 2048	2,305	969
Dormitory Auth., Mental Health Services Facs. Improvement Rev. Ref. Bonds, Series 2010-A, 5.00% 2024 (preref. 2020)	5	5
Dormitory Auth., Rev. Bonds (Culinary Institute of America), Series 2013, 5.50% 2033	500	566
Dormitory Auth., Rev. Bonds (Icahn School of Medicine at Mount Sinai), Series 2015-A, 5.00% 2040	250	287
Dormitory Auth., Rev. Bonds (New School), Series 2015-A, 5.00% 2050	1,000	1,135
Dormitory Auth., Rev. Bonds (North Shore-Long Island Jewish Obligated Group), Series 2011-A, 5.00% 2032 (preref. 2021)	4,000	4,230
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2031[2]	500	573
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2032[2]	500	571
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2033[2]	1,200	1,369
American High-Income Municipal Bond Fund — Page 47 of 78

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2034[2]	$1,200	$1,367
Dormitory Auth., Rev. Bonds (Orange Regional Medical Center Obligated Group), Series 2015, 5.00% 2035[2]	1,000	1,137
Environmental Facs. Corp., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2017, AMT, 3.75% 2044 (put 2019)[2]	1,160	1,162
City of Glen Cove, Local Econ. Assistance Corp., Rev. Bonds (Garvies Point Public Improvement Project), Convertible Capital Appreciation Bonds, Series 2016-C, 0% 2055 (5.62% on 1/1/2024)[1]	16,320	15,644
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047	1,435	1,504
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.25% 2047 (preref. 2021)	110	116
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047	1,140	1,203
Hudson Yards Infrastructure Corp., Rev. Bonds, Fiscal 2012, Series 2012-A, 5.75% 2047 (preref. 2021)	350	371
County of Jefferson, Civic Fac. Dev. Corp., Rev. Bonds (Samaritan Medical Center Project), Series 2017-A, 4.00% 2042	1,750	1,828
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 1, 5.00% 2044[2]	3,950	4,359
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.15% 2034[2]	7,500	8,408
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (3 World Trade Center Project), Series 2014, Class 2, 5.375% 2040[2]	4,660	5,250
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (4 World Trade Center Project), Series 2011, 5.75% 2051	1,000	1,088
Liberty Dev. Corp., Liberty Rev. Ref. Bonds (Bank of America Tower at One Bryant Park Project), Series 2010, 6.375% 2049 (preref. 2020)	13,360	13,497
Metropolitan Transportation Auth., Transportation Rev. Ref. Green Bonds, Capital Appreciation Bonds, Series 2017-C-2, BAM insured, 0% 2040	9,325	5,106
New York City G.O. Bonds, Fiscal 2020, Series 2019-B-1, 4.00% 2039	1,000	1,143
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-E, 3.50% 2048	1,600	1,667
New York City Housing Dev. Corp., Multi Family Housing Rev. Bonds (8 Spruce Street), Series 2014-F, 4.50% 2048	10,250	10,849
New York City Industrial Dev. Agcy., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-A, AMT, 5.00% 2028	2,000	2,155
Niagara Area Dev. Corp., Solid Waste Disposal Fac. Rev. Ref. Bonds (Covanta Project), Series 2018-A, AMT, 4.75% 2042[2]	3,000	3,172
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2020	2,405	2,440
Niagara Frontier Transportation Auth., Airport Rev. Ref. Bonds (Buffalo Niagara International Airport), Series 2014-A, AMT, 5.00% 2029	1,200	1,353
County of Onondaga, Resource Recovery Agcy., Rev. Ref. Bonds, Series 2015-A, AMT, Assured Guaranty Municipal insured, 5.00% 2030	1,490	1,714
Onondaga Civic Dev. Corp., Rev. Bonds (St. Joseph’s Hospital Health Center Project), Series 2012, 5.00% 2042 (preref. 2022)	1,000	1,102
Port Auth., Consolidated Bonds, Series 207, AMT, 5.00% 2032	5,000	6,159
Port Auth., Special Project Bonds (John F. Kennedy International Air Terminal LLC Project), Series 8, 6.00% 2036	2,650	2,785
Port Auth., Special Project Bonds (John F. Kennedy International Air Terminal LLC Project), Series 8, 6.00% 2042	5,500	5,762
County of Rockland, G.O. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2024	300	347
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2027	215	150
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2032	85	60
Tompkins County Dev. Corp., Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, AMT, 5.00% 2038	1,025	717
Tompkins County Dev. Corp., Tax-Exempt Rev. Bonds (Tompkins Cortland Community College Foundation, Inc. Project), Series 2013-A, 5.00% 2021	1,000	700
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2020	10,000	10,226
American High-Income Municipal Bond Fund — Page 48 of 78

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Bonds, notes & other debt instruments (continued) New York (continued)	Principal amount (000)	Value (000)
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2026	$12,220	$12,823
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (American Airlines, Inc. John F. Kennedy International Airport Project), Series 2016, AMT, 5.00% 2031	5,500	5,757
Transportation Dev. Corp., Special Fac. Rev. Ref. Bonds (Terminal One Group Association, LP Project), Series 2015, AMT, 5.00% 2023	560	616
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2032	2,000	2,132
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 4.00% 2033	4,500	4,790
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2041	3,250	3,612
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.00% 2046	3,300	3,650
Transportation Dev. Corp., Special Facs. Bonds (LaGuardia Airport Terminal B Redev. Project), Series 2016-A, AMT, 5.25% 2050	16,950	18,928
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2026	1,110	1,307
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2029	7,000	8,499
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT 5.00% 2031	10,000	12,025
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 4.00% 2036	5,000	5,449
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2030	3,500	4,228
Transportation Dev. Corp., Special Facs. Rev. Bonds (Delta Air Lines, Inc. LaGuardia Airport Terminals C & D Redev. Project), Series 2018, AMT, 5.00% 2032	9,000	10,793
Urban Dev. Corp., State Personal Income Tax Rev. Bonds (General Purpose), Series 2019-A, 5.00% 2039	1,500	1,854
County of Westchester, Local Dev. Corp., Rev. Bonds (Westchester Medical Center Obligated Group Project), Series 2016, 5.00% 2046	3,000	3,369
		255,899
North Carolina 0.25%
County of Columbus, Industrial Facs. and Pollution Control Fin. Auth., Environmental Improvement Rev. Ref. Bonds (International Paper Co. Project), Series 2019-C, AMT, 2.10% 2027 (put 2024)	3,750	3,802
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds, Series 1993-B, 6.00% 2026 (escrowed to maturity)	1,000	1,274
Housing Fin. Agcy., Home Ownership Rev. Ref. Bonds, Series 37-A, AMT, 3.50% 2039	3,315	3,443
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Lutheran Services for the Aging), Series 2012-A, 4.75% 2032	1,500	1,572
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2020	725	743
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2025	500	570
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2030	1,900	2,069
Medical Care Commission, Health Care Facs. First Mortgage Rev. Ref. Bonds (Pennybyrn at Maryfield), Series 2015, 5.00% 2035	1,000	1,067
Medical Care Commission, Retirement Facs. First Mortgage Rev. Bonds (Carolina Village Project), Series 2017-B, 5.00% 2047	5,230	5,628
		20,168
American High-Income Municipal Bond Fund — Page 49 of 78

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Bonds, notes & other debt instruments (continued) North Dakota 0.41%	Principal amount (000)	Value (000)
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2031 (preref. 2021)	$1,200	$1,273
County of Burleigh, Health Care Rev. Bonds (St. Alexius Medical Center Project), Series 2014-A, 5.00% 2035 (preref. 2021)	500	531
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2043	11,900	13,501
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2048	9,500	10,712
County of Ward, Health Care Facs. Rev. Bonds (Trinity Obligated Group), Series 2017-C, 5.00% 2053	6,500	7,294
		33,311
Ohio 4.14%
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-A, 2.875% 2026	2,750	2,793
Air Quality Dev. Auth., Air Quality Rev. Bonds (Ohio Valley Electric Corp. Project), Series 2009-D, 2.875% 2026	7,975	8,099
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (American Electric Co. Project), Series 2014-B, AMT, 2.60% 2041 (put 2029)	1,000	1,011
Air Quality Dev. Auth., Air Quality Rev. Ref. Bonds (Ohio Valley Electric Corp. Project), Series 2019-A, 3.25% 2029	3,600	3,712
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (AMG Vanadium Project), Series 2019, AMT, 5.00% 2049[2]	3,000	3,317
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.25% 2038[2]	1,850	1,997
Air Quality Dev. Auth., Exempt Facs. Rev. Bonds (Pratt Paper (OH), LLC Project), Series 2017, AMT, 4.50% 2048[2]	2,500	2,704
Air Quality Dev. Auth., Pollution Control Rev. Ref. Bonds (FirstEnergy Generation Corp. Project), Series 2009-C, 5.625% 2018[4]	12,465	12,839
Akron, Bath and Copley Joint Township Hospital Dist., Hospital Facs. Rev. Bonds (Akron General Health System), Series 2012, 3.80% 2027 (preref. 2022)	1,570	1,630
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	23,670	23,822
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 6.50% 2047	63,620	65,066
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-3, 6.25% 2037[1]	7,875	8,067
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	2,330	2,431
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2010, 5.50% 2040 (preref. 2020)	1,710	1,784
County of Butler, Hospital Facs. Rev. Bonds (UC Health), Series 2016, 5.00% 2045	6,500	7,461
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2037	3,250	3,608
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2047	3,695	4,045
City of Centerville, Health Care Improvement and Rev. Ref. Bonds, Series 2017, 5.25% 2050	2,400	2,622
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2011-A, 5.00% 2020	3,535	3,556
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2025	1,110	1,201
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2026	1,000	1,082
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2027	2,500	2,704
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2030	1,000	1,082
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2012-A, 5.00% 2031	1,000	1,082
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2027	1,000	1,172
City of Cleveland, Airport System Rev. Ref. Bonds, Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2029	2,000	2,330
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2037	2,450	2,794
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2052	7,750	8,694
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.00% 2057	6,000	6,690
County of Cuyahoga, Hospital Rev. Bonds (MetroHealth System), Series 2017, 5.50% 2052	4,000	4,656
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 5.25% 2028	250	250
County of Franklin, Health Care Facs. Improvement Rev. Bonds (OPRS Communities), Series 2013-A, 6.125% 2040	2,350	2,591
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Bonds, notes & other debt instruments (continued) Ohio (continued)	Principal amount (000)	Value (000)
County of Franklin, Health Care Facs. Improvement Rev. Bonds (Presbyterian Retirement Services Project), Series 2010-A, 5.625% 2026	$4,400	$4,515
County of Franklin, Health Care Facs. Rev. Bonds (OPRS Communities), Series 2016-C, 5.00% 2038	3,000	3,414
County of Gallia, Hospital Facs. Rev. Ref. and Improvement Bonds (Holzer Health System Obligated Group Project), Series 2012-A, 8.00% 2042	7,965	8,964
County of Hamilton, Healthcare Facs. Rev. Bonds (Christ Hospital Project), Series 2012, 5.00% 2042	1,500	1,590
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2031	4,360	4,986
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2046	3,870	4,307
County of Hamilton, Healthcare Improvement and Rev. Ref. Bonds (Life Enriching Communities Project), Series 2016, 5.00% 2051	5,575	6,161
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2011-A, 6.625% 2046 (preref. 2021)	1,000	1,062
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2047	1,250	1,407
County of Hamilton, Healthcare Rev. Bonds (Life Enriching Communities Project), Series 2017-A, 5.00% 2052	1,125	1,260
Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-A, 5.00% 2040[2]	2,000	2,066
Hickory Chase Community Auth., Infrastructure Improvement Rev. Bonds (Hickory Chase Project), Series 2019-B-1, 6.00% 2046[2]	2,320	2,374
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.00% 2050	3,560	3,708
County of Licking, Health Care Facs. Rev. Ref. Bonds (Kendal Granville), Series 2015-A, 6.125% 2042	7,000	7,348
County of Lucas, Hospital Rev. Bonds (Promedica Healthcare Obligated Group), Series 2018-A, 5.25% 2048	16,250	18,806
County of Muskingum, Hospital Facs. Rev. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2020	135	136
County of Muskingum, Hospital Facs. Rev. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2021	725	751
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2033	2,765	2,981
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2044	2,000	2,138
County of Muskingum, Hospital Facs. Rev. Ref. Bonds (Genesis HealthCare System Obligated Group Project), Series 2013, 5.00% 2048	9,360	9,987
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2039	120	134
Private Activity Bonds (Portsmouth Bypass Project), Series 2015, AMT, Assured Guaranty Municipal insured, 5.00% 2053	20,455	22,625
Southeastern Ohio Port Auth., Hospital Facs. Improvement Rev. Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2020	350	359
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.00% 2022	245	255
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 5.75% 2032	7,615	8,306
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2012, 6.00% 2042	14,450	15,599
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2035	850	927
Southeastern Ohio Port Auth., Hospital Facs. Rev. Ref. and Improvement Bonds (Memorial Health System Obligated Group Project), Series 2015, 5.00% 2043	750	789
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2016-A, 5.00% 2040	1,575	1,812
County of Warren, Healthcare Facs., Rev. Ref. Bonds (Otterbein Homes Obligated Group), Series 2019-A, 5.00% 2032	1,070	1,316
		336,975
American High-Income Municipal Bond Fund — Page 51 of 78

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Bonds, notes & other debt instruments (continued) Oklahoma 0.57%	Principal amount (000)	Value (000)
County of Comanche, Hospital Auth., Hospital Rev. Ref. Bonds, Series 2015, 5.00% 2029	$945	$1,034
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources Inc. - Cross Village Student Housing Project), Series 2017-A, 5.00% 2047	1,190	678
Dev. Fin. Auth., Rev. Bonds (Provident Education Resources Inc. - Cross Village Student Housing Project), Series 2017-A, 5.25% 2057	4,000	2,280
Fort Sill Apache Tribe, Econ. Dev. Auth., Gaming Enterprise Rev. Bonds, Series 2011-A, 8.50% 2026[2]	5,780	6,387
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2023	1,785	1,994
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2035	1,000	1,118
Trustees of the Tulsa Airports Improvement Trust, General Airport Rev. Bonds, Series 2015-A, AMT, BAM insured, 5.00% 2045	2,480	2,748
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2001-B, AMT, 5.50% 2035	15,875	17,329
Trustees of the Tulsa Municipal Airport Trust, American Airlines Inc. Rev. Ref. Bonds, Series 2013-B, AMT, 5.50% 2035	520	568
Trustees of the Tulsa Municipal Airport Trust, Rev. Ref. Bonds, Series 2015, AMT, 5.00% 2035 (put 2025)	10,750	12,104
		46,240
Oregon 0.50%
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2017-A-248, AMT, 6.50% 2031[2]	8,000	7,539
Business Dev. Commission, Econ. Dev. Rev. Bonds (Red Rock Biofuels LLC Clean Energy Project), Series 2018-D-248, AMT, 6.50% 2031[2]	13,405	12,633
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 3.00% 2019	445	445
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2020	460	470
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2020	450	455
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2021	485	505
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2021	235	242
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2022	370	391
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2023	260	277
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-A, 4.00% 2026	200	221
County of Clackamas, Hospital Fac. Auth., Senior Living Rev. Bonds (Williamette View Project), Series 2017-B, 3.00% 2022	2,500	2,501
Housing and Community Services Dept., Mortgage Rev. Bonds (Single Family Mortgage Program), Series 2017-E, AMT, 3.50% 2040	2,320	2,440
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2027	200	241
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2028	265	318
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2029	235	282
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2030	200	239
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2031	200	238
American High-Income Municipal Bond Fund — Page 52 of 78

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Bonds, notes & other debt instruments (continued) Oregon (continued)	Principal amount (000)	Value (000)
City of Klamath Falls, Intercommunity Hospital Auth., Rev. Ref. Bonds (Sky Lakes Medical Center Project), Series 2016, 5.00% 2032	$270	$319
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.50% 2050	5,080	5,287
County of Polk, Hospital Fac. Auth., Rev. Bonds (Dallas Retirement Village Project), Series 2015-A, 5.375% 2045	1,000	1,035
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2033	550	645
City of Salem, Hospital Fac. Auth., Rev. Bonds (Capital Manor Project), Series 2018, 5.00% 2048	1,000	1,148
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2036	625	698
County of Yamhill, Hospital Auth., Rev. and Rev. Ref. Bonds (Friendsview Retirement Community), Series 2016-A, 5.00% 2046	1,750	1,935
		40,504
Pennsylvania 5.49%
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (Allegheny Health Network Obligated Group Issue), Series 2018-A, 5.00% 2033	3,500	4,237
County of Allegheny, Hospital Dev. Auth., Rev. Bonds (University of Pittsburgh Medical Center Issue), Series 2007-A-1, (3-month USD-LIBOR x 0.67 + 0.82%) 2.329% 2037[3]	6,000	5,897
County of Allegheny, Hospital Dev. Auth., Rev. Bonds, (University of Pittsburgh Medical Center Issue), Series 2019-A, 4.00% 2038	1,500	1,675
County of Allegheny, Hospital Dev. Auth., UPMC Rev. Bonds, Series 2019-A, 4.00% 2036	3,500	3,949
County of Allegheny, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (U.S. Steel Corp. Project), Series 2019, 4.875% 2024	4,500	4,633
Allentown City School Dist., Unlimited Tax G.O. Bonds, Series 2018, BAM insured, 5.00% 2028	2,500	3,094
City of Allentown, Dev. Auth., Rev. Bonds (Academy Charter), Series 2017-A, 6.25% 2047[2]	5,500	5,617
City of Allentown, Neighborhood Improvement Zone Dev. Auth., Tax Rev. Bonds (City Center Project), Series 2018, 5.00% 2042[2]	1,500	1,691
County of Berks, Industrial Dev. Auth., Healthcare Facs. Rev. Bonds (The Highlands at Wyomissing), Series 2018, 5.00% 2038	1,000	1,131
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2029	1,035	1,182
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2032	250	283
County of Bucks, Industrial Dev. Auth., Rev. Bonds (Pennswood Village Project), Series 2018-A, 5.00% 2033	415	470
County of Bucks, Industrial Dev. Auth., Rev. Bonds (St. Luke’s University Health Network Project), Series 2019, 4.00% 2050	2,500	2,674
County of Bucks, Industrial Dev. Auth., Solid Waste Rev. Bonds (Waste Management, Inc. Project), Series 2002, AMT, 2.75% 2022	5,000	5,158
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2030	1,000	1,091
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.00% 2035	1,020	1,101
County of Chester, Health and Education Facs. Auth., Rev. Bonds (Simpson Senior Services Project), Series 2015-A, 5.25% 2045	3,860	4,163
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2047	1,160	1,302
County of Chester, Industrial Dev. Auth., Rev. Bonds (Avon Grove Charter School Project), Series 2017-A, 5.00% 2051	645	723
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 4.375% 2028[2]	275	287
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.00% 2038[2]	1,602	1,709
County of Chester, Industrial Dev. Auth., Rev. Bonds (Woodlands Greystone Project), Series 2018, 5.125% 2048[2]	5,415	5,767
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2036	1,515	1,761
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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2046	$7,500	$8,617
County of Crawford, Hospital Auth., Rev. Bonds (Meadville Medical Center Project), Series 2016-A, 6.00% 2051	7,005	7,995
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2030	1,000	1,138
County of Cumberland, Municipal Auth., Rev. Bonds (Diakon Lutheran Social Ministries Project), Series 2016, 5.00% 2033	1,610	1,815
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2034	1,245	1,469
County of Dauphin, General Auth., Health System Rev. Bonds (Pinnacle Health System Project), Series 2016-A, 5.00% 2036	500	587
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2041	6,550	7,258
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-A, 5.00% 2046	7,370	8,118
City of Doylestown, Hospital Auth., Rev. Bonds (Doylestown Hospital), Series 2016-B, 5.00% 2021	1,215	1,276
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2027	500	589
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2028	915	1,074
East Hempfield Township, Industrial Dev. Auth., Rev. and Rev. Ref. Bonds (Willow Valley Communities Project), Series 2016, 5.00% 2029	300	351
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2035	1,000	1,075
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2013, 5.00% 2045	2,750	2,926
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2029	730	812
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2034	875	960
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2039	440	478
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2014, 5.00% 2046	3,850	4,158
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2025	4,490	4,877
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2030	825	930
East Hempfield Township, Industrial Dev. Auth., Rev. Bonds (Student Services, Inc. Student Housing Project at Millersville University of Pennsylvania), Series 2015, 5.00% 2047	2,500	2,738
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.50% 2044	4,500	4,803
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-B, 5.00% 2038 (put 2020)	1,000	1,019
Econ. Dev. Fncg. Auth., Exempt Facs. Rev. Ref. Bonds (PPL Energy Supply, LLC Project), Series 2009-C, 5.00% 2037 (put 2020)	12,775	13,012
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2029	5,000	5,819
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2034	16,300	18,747
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2038	11,690	13,330
Econ. Dev. Fncg. Auth., Private Activity Rev. Bonds (The Pennsylvania Rapid Bridge Replacement Project), Series 2015, AMT, 5.00% 2042	1,000	1,131
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.25% 2026[2]	2,500	2,597
American High-Income Municipal Bond Fund — Page 54 of 78

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (CarbonLite P, LLC Project), Series 2019, AMT, 5.75% 2036[2]	$6,790	$7,243
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2011, AMT, 2.15% 2041 (put 2024)	3,000	3,023
Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Green Bonds (Covanta Project), Series 2019, AMT, 3.25% 2039[2]	5,750	5,733
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2029	300	379
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2031	525	657
Erie County School Dist., Limited Tax G.O. Bonds, Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2034	825	1,020
Fncg. Auth., Rev. Bonds (Tobacco Master Settlement Payment), Series 2018, 5.00% 2035	2,500	3,033
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2029	815	918
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2038	500	551
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2043	1,000	1,093
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2048	1,300	1,417
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, 5.00% 2053	1,900	2,064
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2018, AMT, 5.00% 2030	1,000	1,122
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2029	195	220
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2039	385	424
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2049	510	556
County of Franklin, Industrial Dev. Auth., Rev. Bonds (Menno-Haven Inc. Project), Series 2019, 5.00% 2054	1,000	1,086
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2011-A, 5.75% 2041 (preref. 2021)	1,500	1,621
Higher Educational Facs. Auth., Health System Rev. Bonds (University of Pennsylvania Health System), Series 2017-A, 5.00% 2042	1,000	1,197
Higher Educational Facs. Auth., Rev. Bonds (Edinboro University Foundation Student Housing Project), Series 2010, 6.00% 2043 (preref. 2020)	6,700	6,913
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2011, 6.25% 2043 (preref. 2021)	4,690	5,138
Higher Educational Facs. Auth., Rev. Bonds (Shippensburg University Student Services, Inc. Student Housing Project at Shippensburg University of Pennsylvania), Series 2012, 5.00% 2044 (preref. 2022)	4,260	4,726
Higher Educational Facs. Auth., Rev. Bonds (Thomas Jefferson University), Series 2015-A, 5.25% 2050	2,400	2,737
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2031	4,925	5,015
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2010, 5.00% 2042	7,890	8,012
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2026	570	672
Higher Educational Facs. Auth., Student Housing Rev. Bonds (University Properties, Inc. Student Housing Project at East Stroudsburg University of Pennsylvania), Series 2016-A, 5.00% 2031	1,450	1,677
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-123-A, AMT, 4.00% 2039	2,910	3,070
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2017-124-A, AMT, 4.00% 2038	6,610	6,972
Housing Fin. Agcy., Single Family Mortgage Rev. Bonds, Series 2019-128-A, AMT, 4.75% 2033	7,970	8,780
County of Lancaster, Industrial Dev. Auth., Rev. Bonds (Garden Spot Village Project), Series 2013, 5.75% 2035	1,000	1,101
County of Lancaster, Industrial Dev. Auth., Rev. Bonds (Willow Valley Communities Project), Series 2019, 5.00% 2044	1,850	2,136
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2037	1,000	1,113
County of Montgomery, Higher Education and Health Auth., Rev. Bonds (Thomas Jefferson University), Series 2019, 4.00% 2049	1,000	1,084
American High-Income Municipal Bond Fund — Page 55 of 78

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2037	$780	$866
County of Montgomery, Higher Education and Health Auth., Rev. Ref. Bonds (Philadelphia Presbytery Homes, Inc. Project), Series 2017, 5.00% 2047	6,055	6,646
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2028	1,500	1,715
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2036	4,980	5,596
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2045	14,440	16,108
County of Montgomery, Industrial Dev. Auth., Health Systems Rev. Bonds (Albert Einstein Healthcare Network Issue), Series 2015-A, 5.25% 2046	2,060	2,296
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 1999-B, AMT, 2.70% 2034 (put 2020)	1,000	1,005
County of Montgomery, Industrial Dev. Auth., Pollution Control Rev. Ref. Bonds (PECO Energy Co. Project), Series 2001-A, AMT, 2.70% 2034 (put 2020)	2,000	2,011
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2009-A-1, 6.25% 2029 (preref. 2019)	725	726
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2033	3,360	3,935
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2016, 5.00% 2036	5,250	6,115
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Bonds (Waverly Heights Ltd.), Series 2019, 5.00% 2044	900	1,042
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2027	2,500	2,700
County of Montgomery, Industrial Dev. Auth., Retirement Communities Rev. Ref. Bonds (ACTS Retirement-Life Communities, Inc. Obligated Group), Series 2012, 5.00% 2028	2,800	3,020
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2016-A, 5.00% 2046	1,000	1,163
County of Northampton, General Purpose Auth., Hospital Rev. Bonds (St. Luke’s University Health Network Project), Series 2018-B, (1-month USD-LIBOR x 0.70 + 1.04%) 2.462% 2048 (put 2022)[3]	600	602
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2036	3,885	4,234
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2012-A, 5.625% 2042	13,990	15,175
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2021	250	263
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2028	1,000	1,183
City of Philadelphia, Hospitals and Higher Education Facs. Auth., Hospital Rev. Bonds (Temple University Health System Obligated Group), Series 2017, 5.00% 2033	1,000	1,167
City of Philadelphia, Industrial Dev. Auth., Rev. Bonds (University of the Sciences), Series 2017, 5.00% 2047	4,925	5,521
Philadelphia School Dist., G.O. Bonds, Series 2011-E, 5.25% 2023	300	310
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2028	6,100	7,298
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2029	4,500	5,362
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2030 (preref. 2026)	10	12
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2036	1,000	1,171
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2037	1,500	1,751
Philadelphia School Dist., G.O. Bonds, Series 2016-F, 5.00% 2038	1,000	1,165
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2028	745	926
Philadelphia School Dist., G.O. Bonds, Series 2018-A, 5.00% 2034	1,270	1,543
Philadelphia School Dist., G.O. Bonds, Series 2018-A, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,201
Philadelphia School Dist., G.O. Rev. Ref. Bonds, Series 2007-A, FGIC-National insured, 5.00% 2034	7,000	9,018
American High-Income Municipal Bond Fund — Page 56 of 78

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Bonds, notes & other debt instruments (continued) Pennsylvania (continued)	Principal amount (000)	Value (000)
Public School Building Auth., School Lease Rev. Ref. Bonds (Philadelphia School Dist. Project), Series 2016-A, Assured Guaranty Municipal insured, 5.00% 2030	$5,000	$5,920
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2027	275	336
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2028	275	333
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2036	1,100	1,307
Reading School Dist., G.O. Bonds, Series 2017, Assured Guaranty Municipal insured, 5.00% 2038	1,000	1,174
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2034	825	994
Scranton School Dist., G.O. Bonds, Series 2017-E, BAM insured, 5.00% 2035	750	902
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2020	3,855	3,874
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2023	4,120	4,508
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-A, AMT, 5.00% 2027	11,710	12,770
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2012-B, 4.00% 2033	650	673
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2035	4,685	5,442
Susquehanna Area Regional Airport Auth., Airport System Rev. Bonds, Series 2017, AMT, 5.00% 2038	4,450	5,124
Turnpike Commission, Turnpike Rev. Bonds, Series 2017-B-2, Assured Guaranty Municipal insured, 5.00% 2033	1,000	1,216
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 4.00% 2049	2,500	2,775
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 4.00% 2049	2,000	2,187
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2044	5,750	7,115
Turnpike Commission, Turnpike Rev. Bonds, Series 2019-A, 5.00% 2049	1,425	1,753
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 4.00% 2023	705	715
County of Washington, Redev. Auth., Redev. Rev. Ref. Bonds (Victory Centre Tax Increment Fncg. Project), Series 2018, 5.00% 2028	850	908
Wilkes-Barre Area School Dist., G.O. Bonds, Series 2019, BAM insured, 5.00% 2059	2,000	2,373
		447,042
Puerto Rico 4.60%
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.00% 2033	1,945	2,030
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.25% 2042	21,745	22,805
Aqueduct and Sewer Auth., Rev. Bonds, Series 2012-A, 5.75% 2037	8,000	8,510
Electric Power Auth., Power Rev. Bonds, Series 2003-NN, National insured, 5.25% 2021	1,000	1,034
Electric Power Auth., Power Rev. Bonds, Series 2005-RR, Assured Guaranty insured, 5.00% 2028	3,055	3,132
Electric Power Auth., Power Rev. Bonds, Series 2005-SS, Assured Guaranty Municipal insured, 5.00% 2030	145	148
Electric Power Auth., Power Rev. Bonds, Series 2007-TT, 5.00% 2037[4]	1,410	1,061
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 2027[4]	3,000	2,213
Electric Power Auth., Power Rev. Bonds, Series 2008-WW, 5.50% 2038	2,150	1,629
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 2026	1,030	785
Electric Power Auth., Power Rev. Bonds, Series 2010-AAA, 5.25% 2028[4]	20	15
Electric Power Auth., Power Rev. Bonds, Series 2010-CCC, 5.00% 2024[4]	1,000	753
Electric Power Auth., Power Rev. Bonds, Series 2010-XX, 5.25% 2040[4]	15,385	11,731
Electric Power Auth., Power Rev. Bonds, Series 2010-ZZ, 5.25% 2026	3,080	2,349
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.00% 2042[4]	10,085	7,589
Electric Power Auth., Power Rev. Bonds, Series 2012-A, 5.05% 2042[4]	1,885	1,418
Electric Power Auth., Power Rev. Ref. Bonds, Series 2002-MM, National insured, 5.00% 2020	845	857
Electric Power Auth., Power Rev. Ref. Bonds, Series 2003-NN, National insured, 4.75% 2033	715	716
Electric Power Auth., Power Rev. Ref. Bonds, Series 2005-SS, National insured, 5.00% 2020	100	101
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2025	775	826
Electric Power Auth., Power Rev. Ref. Bonds, Series 2007-VV, National insured, 5.25% 2030	475	510
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-DDD, Assured Guaranty Municipal insured, 3.65% 2024	120	120
Electric Power Auth., Power Rev. Ref. Bonds, Series 2010-ZZ, 5.25% 2025	1,060	808
Electric Power Auth., Power Rev. Ref. Bonds, Series UU, Assured Guaranty Municipal insured, (3-month USD-LIBOR x 0.67 + 0.52%) 1.926% 2029[3]	11,195	11,083
American High-Income Municipal Bond Fund — Page 57 of 78

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2003-AA-1, Assured Guaranty Municipal insured, 4.95% 2026	$545	$552
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2032	970	1,089
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2033	615	691
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.25% 2036	1,040	1,167
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.50% 2029	210	239
Highways and Transportation Auth., Highway Rev. Ref. Bonds, Series 2007-CC, Assured Guaranty Municipal insured, 5.50% 2031	385	440
Highways and Transportation Auth., Transportation Rev. Bonds, Series 2004-J, National insured, 5.00% 2029	1,075	1,102
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2005-L, AMBAC insured, 5.25% 2038	1,445	1,575
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, AMBAC insured, 2.932% 2028[3]	15,240	14,135
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty insured, 5.25% 2036	8,885	9,971
Highways and Transportation Auth., Transportation Rev. Ref. Bonds, Series 2007-N, Assured Guaranty Municipal insured, 5.50% 2026	685	766
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.375% 2021	55	55
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2002, 5.50% 2031	6,815	6,819
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2021	1,125	1,127
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2026	255	255
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2006, 5.00% 2036	520	520
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.00% 2027	6,200	6,330
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.125% 2032	3,750	3,800
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Ana G. Méndez University System Project), Series 2012, 5.375% 2042	6,455	6,536
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.25% 2024	550	551
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2020	3,485	3,542
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2021	2,425	2,506
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2022	1,000	1,048
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (Inter American University of Puerto Rico Project), Series 2012, 5.00% 2031	1,700	1,778
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2023	960	934
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2024	300	295
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.00% 2026	825	808
American High-Income Municipal Bond Fund — Page 58 of 78

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.125% 2027	$995	$990
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 4.375% 2031	1,025	1,017
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2042	1,400	1,406
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2004, National insured, 4.50% 2029	2,230	2,233
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2022	1,500	1,572
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2023	1,600	1,701
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2024	1,700	1,831
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2025	1,800	1,958
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2026	1,900	2,082
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2027	1,900	2,097
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2028	2,000	2,223
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2034	2,200	2,406
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. Bonds (Inter American University of Puerto Rico Project), Series 2019, 5.00% 2044	2,500	2,649
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Higher Education Rev. and Rev. Ref. Bonds (University of the Sacred Heart Project), Series 2012, 5.00% 2020	50	50
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 5.00% 2021	2,270	2,356
Industrial, Tourist, Educational, Medical and Environmental Control Facs. Fncg. Auth., Hospital Rev. and Rev. Ref. Bonds (Hospital Auxilio Mutuo Obligated Group Project), Series 2011-A, 6.00% 2033	15,180	15,869
Infrastructure Fncg. Auth., Special Tax Rev. Bonds, Capital Appreciation Bonds, Series 2005-A, Assured Guaranty Municipal insured, 0% 2036	1,325	572
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2024	215	232
Infrastructure Fncg. Auth., Special Tax Rev. Ref. Bonds, Series 2005-C, AMBAC insured, 5.50% 2025	1,130	1,233
Public Building Auth., Rev. Ref. Bonds, Series 1993-L, National insured, 5.50% 2021	1,079	1,108
Public Improvement G.O. Bonds, Series 2001-A, Assured Guaranty insured, 5.50% 2029	4,875	5,521
Public Improvement G.O. Rev. Ref. Bonds, Series 2001-A, National insured, 5.50% 2020	4,225	4,297
Public Improvement G.O. Rev. Ref. Bonds, Series 2007-A, National insured, 5.50% 2020	3,255	3,311
Public Improvement G.O. Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2035	2,590	2,715
Public Improvement G.O. Rev. Ref. Bonds, Series 2012-A, Assured Guaranty Municipal insured, 5.00% 2041[4]	4,610	2,962
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2041[3]	2,961	148
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2041[3]	975	134
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2042[3]	2,157	108
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2042[3]	710	98
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2043[3]	1,468	73
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2043[3]	483	66
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2044[3]	4,312	216
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2044[3]	1,420	195
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2046[3]	4,403	220
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, 0% 2046[3]	1,450	199
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2047[3]	8,510	2,252
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2007-A, Class 2, AMBAC insured, 0% 2054[3]	54,212	9,915
Sales Tax Fncg. Corp., Sales Tax Rev. Bonds, Series 2018-A-1, 4.75% 2053	2,029	2,101
American High-Income Municipal Bond Fund — Page 59 of 78

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Bonds, notes & other debt instruments (continued) Puerto Rico (continued)	Principal amount (000)	Value (000)
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2024	$301	$264
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2027	511	409
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2029	498	372
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2031	641	446
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2033	723	456
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2046	7,674	2,005
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Capital Appreciation Bonds, Series 2018-A-1, 0% 2051	6,964	1,359
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2018-A-1, 5.00% 2058	58,661	61,729
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.329% 2040	21,481	21,857
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.536% 2053	22	22
Sales Tax Fncg. Corp., Sales Tax Rev. Restructured Bonds, Series 2019-A-2, 4.784% 2058	10,913	11,270
Sales Tax Fncg. Corp., Trust Certificates, Series 2019, Class 2, 0% 2054[3]	203	40
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2023	1,000	999
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2024	875	873
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2025	645	643
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2026	520	517
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2030	1,269	1,261
University of Puerto Rico, University System Rev. Bonds, Series 2006-Q, 5.00% 2036	4,015	3,990
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2020	2,970	2,974
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2021	645	646
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2022	2,430	2,430
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2023	5,685	5,678
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2024	4,625	4,613
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2025	470	468
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2026	1,450	1,443
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, 5.00% 2030	8,315	8,263
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2024	50	51
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-P, National insured, 5.00% 2025	105	108
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2020	7,130	7,139
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2021	725	726
University of Puerto Rico, University System Rev. Ref. Bonds, Series 2006-Q, 5.00% 2022	60	60
		374,081
Rhode Island 0.97%
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2030	500	590
Commerce Corp., Airport Rev. Bonds, Series 2016-D, 5.00% 2041	500	575
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2031	11,410	13,056
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Care New England Issue), Series 2016-B, 5.00% 2036	11,450	12,962
Health and Educational Building Corp., Hospital Fncg. Rev. Ref. Bonds (Lifespan Obligated Group Issue), Series 2016, 5.00% 2029	1,380	1,633
Housing and Mortgage Fin. Corp., Homeownership Opportunity Bonds, Series 68-C, AMT, 3.50% 2039	7,420	7,737
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 3.625% 2026	1,000	1,046
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2015-A, AMT, 4.00% 2027	2,500	2,629
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.125% 2027	1,500	1,551
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2016-A, AMT, 3.25% 2028	1,165	1,211
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 3.80% 2031	2,290	2,411
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unaudited
Bonds, notes & other debt instruments (continued) Rhode Island (continued)	Principal amount (000)	Value (000)
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2017-A, AMT, 4.00% 2027	$2,950	$3,213
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2018-A, AMT, 3.50% 2034	8,500	8,947
Student Loan Auth., Student Loan Program Rev. Bonds, Series 2019-A, AMT, 2.875% 2035	5,000	5,180
Tobacco Settlement Fin. Corp., Tobacco Settlement Asset-Backed Bonds, Capital Appreciation Bonds, Series 2007-A, 0% 2052	119,630	16,021
		78,762
South Carolina 1.79%
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A, 0% 2021	73	68
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A, 0% 2022	528	460
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2032	3,084	1,409
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2042	19,539	4,254
Connector 2000 Association Inc., Toll Road Rev. Bonds, Capital Appreciation Bonds, Series 2011-A-1, 0% 2051	25	3
Housing Fin. and Dev. Auth., Mortgage Rev. Bonds, Series 2016-B-2, AMT, 4.00% 2043	2,280	2,415
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2036[2,3]	3,000	3,370
Jobs-Econ. Dev. Auth., Econ. Dev. Rev. Bonds (Custodial Receipts), Series 2018, 5.00% 2041[2,3]	8,330	9,254
Jobs-Econ. Dev. Auth., First Mortgage Health Care Facs. Rev. Ref. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2017, 5.00% 2042	1,855	1,992
Jobs-Econ. Dev. Auth., Health Facs. Rev. Bonds (The Lutheran Homes of South Carolina, Inc.), Series 2013, 5.00% 2022	100	105
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2036[2]	2,000	2,247
Jobs-Econ. Dev. Auth., Health Facs. Rev. Ref. Bonds (Wesley Commons), Series 2016, 5.00% 2041[2]	6,000	6,664
Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-A, 5.00% 2048	4,500	5,251
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2047	5,700	6,189
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Bonds (Episcopal Home Still Hopes), Series 2017, 5.00% 2052	5,055	5,475
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2031	2,040	2,260
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2032	2,135	2,361
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2038	9,035	9,883
Jobs-Econ. Dev. Auth., Residential Facs. Rev. Ref. Bonds (Episcopal Home Still Hopes), Series 2018-A, 5.00% 2048	3,500	3,795
Jobs-Econ. Dev. Auth., Student Housing Rev. Bonds (Coastal Housing Foundation, LLC Project), Series 2009-A, 6.50% 2042 (preref. 2020)	4,000	4,087
Patriots Energy Group Fncg. Agcy., Gas Supply Rev. Bonds, Series 2018-A, 4.00% 2048 (put 2024)	5,000	5,445
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2011-C, 5.00% 2036	3,450	3,670
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2012-D, 5.00% 2043	6,420	6,850
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2013-E, 5.00% 2048	2,055	2,274
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.00% 2049	1,000	1,114
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-A, 5.50% 2054	2,430	2,759
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2014-C, 5.00% 2046	100	113
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-A, 5.00% 2055	3,525	3,982
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2015-E, 5.25% 2055	10,280	11,868
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-A, 5.00% 2032	965	1,145
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2035	250	297
Public Service Auth., Rev. Obligations (Santee Cooper), Series 2016-B, 5.00% 2041	3,350	3,931
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2011-B, 4.00% 2019 (escrowed to maturity)	1,000	1,002
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2013-B, 5.125% 2043	2,215	2,473
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-B, 5.00% 2038	3,000	3,373
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2014-C, 5.00% 2039	100	114
American High-Income Municipal Bond Fund — Page 61 of 78

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Bonds, notes & other debt instruments (continued) South Carolina (continued)	Principal amount (000)	Value (000)
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2015-A, 5.00% 2034	$6,275	$7,399
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-B, 2.25% 2051 (2.75% on 12/1/2019)[1]	13,945	13,523
Public Service Auth., Rev. Ref. Obligations (Santee Cooper), Series 2016-C, 5.00% 2031	2,010	2,417
		145,291
South Dakota 0.07%
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2014-A, AMT, 4.00% 2044	1,135	1,191
Housing Dev. Auth., Homeownership Mortgage Bonds, Series 2017-E, AMT, 4.00% 2039	3,810	4,050
Housing Dev. Auth., Homeownership Mortgage Rev. Ref. Bonds, Series 2012-D, AMT, 4.00% 2029	435	448
		5,689
Tennessee 0.23%
City of Chattanooga, Hospital Auth., Hospital Rev. Ref. Bonds (Erlanger Health System), Series 2014, 5.00% 2039	2,815	3,126
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2014-2-A, AMT, 4.00% 2045	945	992
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2016-1-A, AMT, 3.50% 2047	1,305	1,364
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.625% 2020	1,685	1,732
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2010-B, AMT, 5.75% 2024	1,000	1,029
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2021	1,495	1,607
City of Memphis, Airport Auth., Airport Rev. Ref. Bonds, Series 2011-A-1, AMT, 6.00% 2022	1,000	1,078
Metropolitan Dev. and Housing Agcy., Tennessee Tax Increment Rev. Bonds (Fifth & Broadway Dev. Project), Series 2018, 5.125% 2036[2]	750	830
County of Shelby, Health, Educational and Housing Fac. Board, Residential Care Fac. Mortgage Rev. Ref. Bonds (Village at Germantown), Series 2012, 5.375% 2047	1,735	1,825
Tennessee Energy Acquisition Corp., Gas Project Rev. Bonds, Series 2006-C, 5.00% 2020	5,000	5,041
		18,624
Texas 5.57%
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 2035	1,500	1,730
Arlington Higher Education Fin. Corp., Education Rev. Bonds (KIPP Texas, Inc.), Series 2019, 4.00% 2036	1,690	1,943
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2038	1,000	1,057
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2048	2,685	2,804
Arlington Higher Education Fin. Corp., Education Rev. Bonds (UME Preparatory Academy), Series 2017-A, 5.00% 2053	1,375	1,432
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 2.75% 2026	2,615	2,653
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2036	3,370	3,816
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2046	3,745	4,174
Arlington Higher Education Fin. Corp., Education Rev. Bonds (Uplift Education), Series 2016-A, 5.00% 2051	4,100	4,560
Austin Convention Enterprises, Convention Center Hotel Rev. Ref. Bonds, Series 2017-A, 5.00% 2030	1,600	1,879
City of Austin, Airport System Rev. Bonds, Series 2014, AMT, 5.00% 2044	2,750	3,112
Brazoria Health Facs. Dev. Corp., Hospital Rev. Ref. Bonds (Brazosport Regional Health System), Series 2012, 5.25% 2032 (preref. 2022)	750	826
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2010, 5.75% 2025 (preref. 2020)	1,000	1,007
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.00% 2041 (preref. 2021)	3,000	3,164
Central Texas Regional Mobility Auth., Rev. Bonds, Series 2011, 6.25% 2046 (preref. 2021)	2,200	2,327
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2012, 5.00% 2032	2,400	2,583
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2013, 6.00% 2033	1,000	1,150
Clifton Higher Education Fin. Corp., Education Rev. Bonds (Idea Public Schools), Series 2016-B, 5.00% 2028	500	596
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.00% 2034	1,850	2,051
City of Decatur, Hospital Auth., Hospital Rev. Bonds (Wise Regional Health System), Series 2014-A, 5.25% 2044	4,200	4,614
American High-Income Municipal Bond Fund — Page 62 of 78

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-A, 4.75% 2038	$4,500	$4,748
County of Fort Bend, Industrial Dev. Corp., Industrial Dev. Rev. Bonds (NRG Energy, Inc. Project), Series 2012-B, 4.75% 2042	5,000	5,268
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 3.82% 2025 (preref. 2022)	3,385	3,558
County of Gregg, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System Obligated Group), Series 2012-C, 5.00% 2032 (preref. 2022)	925	1,015
Gulf Coast Industrial Dev. Auth., Solid Waste Disposal Rev. Bonds (CITGO Petroleum Corp. Project), Series 1995, AMT, 4.875% 2025	4,215	4,304
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2033	275	292
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2038	510	538
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2013-A, 5.00% 2043	1,240	1,303
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2037	2,960	3,263
County of Harris, Cultural Education Facs. Fin. Corp., First Mortgage Rev. Bonds (Brazos Presbyterian Homes, Inc. Project), Series 2016, 5.00% 2048	22,705	24,746
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2033	1,400	1,495
County of Harris, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Young Men’s Christian Assn. of the Greater Houston Area), Series 2013-A, 5.00% 2038	3,500	3,742
County of Harris, Sports Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2014-A, 0% 2042	1,000	437
County of Harris, Sports Auth., Rev. Ref. Bonds, Capital Appreciation Bonds, Series 2014-A, 0% 2050	1,500	429
County of Harris, Sports Auth., Rev. Ref. Bonds, Series 2014-A, Assured Guaranty Municipal insured, 5.00% 2053	1,000	1,122
County of Harrison, Health Facs. Dev. Corp., Hospital Rev. Bonds (Good Shepherd Health System), Series 2010, 5.25% 2028 (preref. 2020)	1,000	1,026
Dept. of Housing and Community Affairs, Single Family Mortgage Rev. Bonds, Series 2018-A, 4.75% 2049	3,900	4,346
City of Houston, Airport System Rev. and Rev. Ref. Bonds, Series 2018-B, 5.00% 2027	1,995	2,496
City of Houston, Airport System Rev. Ref. Bonds, Series 2012-A, AMT, 5.00% 2032	1,000	1,085
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.50% 2030	9,300	9,970
City of Houston, Airport System Special Facs. Rev. Bonds (Continental Airlines, Inc. Terminal Improvement Projects), Series 2011, AMT, 6.625% 2038	3,000	3,209
City of Houston, Airport System Special Facs. Rev. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2018-C, AMT, 5.00% 2028	15,000	17,967
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 4.75% 2024	5,500	5,983
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal E Project), Series 2014, AMT, 5.00% 2029	6,775	7,571
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-B-1, AMT, 5.00% 2030	3,000	3,372
City of Houston, Airport System Special Facs. Rev. Ref. Bonds (United Airlines, Inc. Terminal Improvement Projects), Series 2015-C, AMT, 5.00% 2020	4,485	4,591
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2014-C, 5.00% 2025	1,670	1,941
City of Houston, Combined Utility System Rev. Ref. Bonds, Series 2018-C, (1-month USD-LIBOR x 0.70 + 0.36%) 1.61% 2034 (put 2021)[3]	3,500	3,502
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 2033	1,000	1,157
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-A, 5.00% 2044	1,000	1,130
American High-Income Municipal Bond Fund — Page 63 of 78

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
City of Irving, Hospital Auth., Hospital Rev. Bonds (Baylor Scott & White Medical Center - Irving), Series 2017-B, (SIFMA Municipal Swap Index + 1.11%) 2.22% 2044 (put 2023)[3]	$1,500	$1,514
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2024	1,000	1,152
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2025	1,000	1,180
City of Kerrville, Health Facs. Dev. Corp., Hospital Rev. Bonds (Peterson Regional Medical Center Project), Series 2015, 5.00% 2030	3,450	3,979
Love Field Airport Modernization Corp., Special Facs. Rev. Bonds (Southwest Airlines Co. - Love Field Modernization Program Project), Series 2010, 5.25% 2040	2,750	2,846
County of Matagorda, Navigation Dist. No. 1, Rev. Ref. Bonds (Houston Lighting & Power Co. Project), Series 1997, AMT, AMBAC insured, 5.125% 2028	3,280	4,109
Mission Econ. Dev. Corp., Rev. Bonds (Natgasoline Project), Series 2018, AMT, 4.625% 2031[2]	11,000	11,927
Mission Econ. Dev. Corp., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, AMT, 2.50% 2020	2,500	2,503
Municipal Gas Acquisition and Supply Corp. II, Gas Supply Rev. Bonds, Series 2007-B, (SIFMA Municipal Swap Index + 0.55%) 1.67% 2027[3]	2,620	2,589
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2026	5,000	5,474
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2030	3,500	3,805
Municipal Gas Acquisition and Supply Corp. III, Gas Supply Rev. Bonds, Series 2012, 5.00% 2031	1,500	1,629
New Hope Cultural Education Facs. Fin. Corp., Capital Improvement Rev. Bonds (CHF-Collegiate Housing Denton, LLC - Texas Woman’s University Housing Project), Series 2018-A-1, Assured Guaranty Municipal insured, 5.00% 2058	1,650	1,877
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 3.375% 2029[2]	510	514
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 2039[2]	550	583
New Hope Cultural Education Facs. Fin. Corp., Education Rev. Bonds (Beta Foundation), Series 2019-A, 5.00% 2049[2]	1,020	1,073
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2031	1,020	1,125
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (MRC Crestview Project), Series 2016, 5.00% 2046	4,350	4,676
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2035	100	110
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2043	3,700	4,001
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Wesleyan Homes, Inc. Project), Series 2014, 5.50% 2049	1,150	1,240
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2025	350	402
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2026	330	377
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2031	1,410	1,594
New Hope Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Westminster Project), Series 2016, 5.00% 2040	4,900	5,452
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2036	3,030	3,091
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2048	2,500	2,511
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2030	1,150	1,255
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2031	845	920
American High-Income Municipal Bond Fund — Page 64 of 78

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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2032	$855	$928
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2037	6,310	6,765
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Island Campus, LLC - Texas A&M University-Corpus Christi Island Campus Project), Series 2017-A, 5.00% 2042	9,405	9,984
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2039	2,250	2,417
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville II, LLC - Tarleton State University Project), Series 2014-A, 5.00% 2046	5,600	5,977
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2030	1,800	1,996
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2035	1,800	1,975
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Stephenville III, LLC - Tarleton State University Project), Series 2015-A, 5.00% 2047	8,870	9,593
New Hope Cultural Education Facs. Fin. Corp., Student Housing Rev. Bonds (CHF-Collegiate Housing Corpus Christi II, LLC - Texas A&M University-Corpus Christi Project), Series 2016-A, 5.00% 2031	1,330	1,373
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2032	750	778
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2037	600	619
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.00% 2042	1,000	1,027
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2017-A, 5.25% 2048	3,460	3,570
Newark Higher Education Fin. Corp., Education Rev. Bonds (Austin Achieve Public School, Inc.), Series 2018, 5.00% 2048	450	462
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2033	500	604
North Harris County Regional Water Auth., Rev. and Rev. Ref. Bonds, Series 2016, 5.00% 2034	1,250	1,506
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2010, 6.00% 2034 (preref. 2021)	1,500	1,582
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2032	4,500	5,214
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2034	2,000	2,312
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2035	1,000	1,154
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2015-A, 5.00% 2038	1,000	1,146
North Texas Tollway Auth., System Rev. Ref. Bonds, Series 2017-A, 5.00% 2039	10,000	12,085
Red River Education Fin. Corp., Higher Education Rev. Bonds (St. Edward’s University Project), Series 2016, 4.00% 2036	500	529
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossings Project), Series 2014-A, 7.75% 2044	3,315	3,916
Red River Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (MRC The Crossings Project), Series 2014-A, 8.00% 2049	3,355	3,993
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2020	1,000	1,028
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2027	1,360	1,683
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2012, 5.00% 2021	2,875	3,065
City of Sanger, Industrial Dev. Corp., Industrial Dev. Rev. Ref. Bonds (Texas Pellets Project), Series 2012-B, AMT, 8.00% 2038[4]	3,110	778
Surface Transportation Corp., Private Activity Rev. Bonds (NTE Mobility Partners Segments 3 LLC Segment 3C Project), Series 2019, AMT, 5.00% 2058	5,000	5,833
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2027	9,890	10,439
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 4.00% 2031	5,500	5,728
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2037	5,750	6,275
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Bonds, notes & other debt instruments (continued) Texas (continued)	Principal amount (000)	Value (000)
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Air Force Villages Obligated Group), Series 2016, 5.00% 2045	$12,115	$13,077
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2024	1,610	1,761
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2030	1,650	1,798
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Barton Creek Senior Living Center, Inc. - Querencia Project), Series 2015, 5.00% 2040	1,625	1,736
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckingham Senior Living Community, Inc. Project), Series 2007, 5.75% 2037[4]	7,170	5,019
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Buckner Senior Living), Series 2017-B-3, 3.875% 2022	2,750	2,752
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (Northwest Senior Housing Corp.), Series 2017, 5.25% 2047	4,280	4,553
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Bonds (The Stayton at Museum Way Project), Series 2009-A, 8.00% 2021[4]	70	67
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.25% 2035[4]	900	630
County of Tarrant, Cultural Education Facs. Fin. Corp., Retirement Fac. Rev. Ref. Bonds (Buckingham Senior Living Project), Series 2015-A, 5.50% 2045[4]	625	438
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-A-1, 5.00% 2045	2,190	2,279
County of Tarrant, Cultural Education Facs. Fin. Corp., Rev. Ref. Bonds (Trinity Terrace Project), Series 2015-B, 5.00% 2036	1,000	1,055
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2030	2,000	2,281
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2032	5,000	5,679
Transportation Commission, Central Texas Turnpike System Rev. Ref. Bonds, Series 2015-C, 5.00% 2037	5,000	5,628
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2041	430	174
Transportation Commission, State Highway 249 System First Tier Toll Rev. Bonds, Capital Appreciation Bonds, Series 2019-A, 0% 2042	2,370	908
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.00% 2030	315	322
County of Travis, Health Facs. Dev. Corp., Rev. Bonds (Westminster Manor Project), Series 2010, 7.125% 2040 (preref. 2020)	3,750	3,964
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2027	3,280	2,829
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2028	17,800	14,761
Turnpike Auth., Central Texas Turnpike System, Rev. Bonds, Capital Appreciation Bonds, Series 2002-A, AMBAC insured, 0% 2029	10,500	8,435
County of Wood, Central Hospital Dist., Hospital Rev. Bonds (East Texas Medical Center Quitman Project), Series 2011, 6.00% 2041 (preref. 2021)	9,035	9,826
		452,898
United States 0.15%
Freddie Mac, Multi Family Certificates, Series 2010-M-024, AMT, 2.304% 2027	2,998	3,020
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-05, Class AUS, 3.40% 2036	2,126	2,376
Freddie Mac, Multi Family Mortgage Bonds, Series 2019-ML-06, Class XUS, 1.132% 2037[2]	62,395	7,159
		12,555
Utah 0.44%
Charter School Fin. Auth., Charter School Rev. Ref. Bonds (Early Light Academy), Series 2017, 5.00% 2046[2]	7,405	7,881
Hideout Local Dist. No. 1, Special Assessment Bonds, Series 2017, 6.75% 2037[2]	26,645	27,640
		35,521
American High-Income Municipal Bond Fund — Page 66 of 78

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Bonds, notes & other debt instruments (continued) Vermont 0.37%	Principal amount (000)	Value (000)
Econ. Dev. Auth., Solid Waste Disposal Rev. Bonds (Casella Waste Systems, Inc. Project), Series 2013, AMT, 4.625% 2036 (put 2028)[2]	$250	$284
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 3.75% 2028	2,650	2,845
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2029	3,090	3,354
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2030	1,770	1,911
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2031	970	1,040
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 4.00% 2032	530	569
Student Assistance Corp., Education Loan Rev. Bonds, Series 2017-A, AMT, 5.00% 2027	2,150	2,591
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.625% 2029	1,000	1,053
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 3.75% 2030	790	838
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2031	500	535
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.00% 2032	400	427
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 4.375% 2046	1,850	1,954
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2025	300	349
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2026	500	593
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2027	300	354
Student Assistance Corp., Education Loan Rev. Bonds, Series 2018-A, AMT, 5.00% 2028	500	588
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-A, AMT, 3.00% 2035	8,275	8,553
Student Assistance Corp., Education Loan Rev. Bonds, Series 2019-B, AMT, 4.00% 2047	2,150	2,232
		30,070
Virgin Islands 0.03%
Public Fin. Auth., Rev. Bonds (Matching Fund Loan Note - Diageo Project), Series 2009-A, 6.625% 2029	2,500	2,506
Virginia 2.16%
City of Alexandria, Industrial Dev. Auth., Demand Rev. Ref. Bonds (Goodwin House), Series 2015, 5.00% 2045	3,000	3,332
County of Botetourt, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Glebe, Inc.), Series 2014-A, 6.00% 2044	3,000	3,324
City of Chesapeake, Chesapeake Transportation System Toll Road Rev. Ref. Bonds, Convertible Capital Appreciation Bonds, Series 2012-B, 0% 2040 (4.875% on 7/15/2023)[1]	1,500	1,487
Town of Farmville, Industrial Dev, Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2038	3,250	3,741
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2043	2,500	2,843
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2048	4,000	4,535
Town of Farmville, Industrial Dev. Auth., Educational Facs. Rev. Ref. Bonds (Longwood University Student Housing Project), Series 2018-A, 5.00% 2055	9,805	11,035
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2012-A, 5.00% 2042	1,000	1,036
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2048	1,400	1,518
County of Hanover, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Covenant Woods), Series 2018, 5.00% 2051	2,375	2,571
City of Harrisonburg, Industrial Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Sunnyside Presbyterian Home), Series 2013-B, 6.50% 2039	1,000	1,127
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2034	1,000	1,131
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2039	5,970	6,684
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2044	2,045	2,273
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2049	4,070	4,513
American High-Income Municipal Bond Fund — Page 67 of 78

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Bonds, notes & other debt instruments (continued) Virginia (continued)	Principal amount (000)	Value (000)
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2019-A, 5.00% 2052	$1,970	$2,181
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Lifespire of Virginia), Series 2017-C, 5.00% 2037	1,445	1,635
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (Lifespire of Virginia), Series 2017-C, 5.00% 2047	6,600	7,335
County of Henrico, Econ. Dev. Auth., Residential Care Fac. Rev. Ref. Bonds (United Methodist Homes), Series 2012, 5.00% 2020	365	372
Heritage Hunt Commercial Community Dev. Auth., Special Assessment Bonds, Series 1999-B, 7.00% 2029	365	366
Mosaic Dist. Community Dev. Auth., Rev. Bonds, Series 2011-A, 6.875% 2036	1,210	1,273
City of Newport News, Econ. Dev. Auth., Residential Care Facs. Rev. Ref. Bonds (Lifespare of Virginia), Series 2016, 5.00% 2038	200	216
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Bonds, Series 2017-A, 5.00% 2046[2]	9,250	10,240
City of Newport News, Industrial Dev. Auth., Health Systems Rev. Ref. Bonds (Custodial Receipts), Series 2015, 5.33% 2045[2]	27,900	30,527
County of Norfolk, Redev. and Housing Auth., Rev. Bonds (Fort Norfolk Retirement Community Inc.), Series 2019-A, 5.00% 2049	3,875	4,207
County of Norfolk, Redev. and Housing Auth., Rev. Bonds (Fort Norfolk Retirement Community Inc.), Series 2019-A, 5.25% 2054	8,000	8,745
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 4.00% 2023[2]	445	463
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 4.50% 2028[2]	725	803
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 2037[2]	1,500	1,686
Peninsula Town Center Community Dev. Auth., Special Obligation Rev. Ref. Bonds, Series 2018, 5.00% 2045[2]	2,350	2,604
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2031	635	722
County of Prince William, Industrial Dev. Auth., Residential Care Fac. Rev. and Rev. Ref. Bonds (Westminster at Lake Ridge), Series 2016, 5.00% 2046	880	978
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2049	2,000	2,297
Small Business Fncg. Auth., Private Activity Rev. Bonds (Transform 66 P3 Project), Series 2017, AMT, 5.00% 2052	7,000	8,023
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2032	1,425	1,578
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2037	4,075	4,477
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2042	3,500	3,815
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2047	4,510	4,896
Small Business Fncg. Auth., Residential Care Fac. Rev. Bonds (Pinnacle Living), Series 2017-C, 5.00% 2052	8,425	9,129
Small Business Fncg. Auth., Rev. Bonds (95 Express Lane LLC Project), Series 2019, AMT, 5.00% 2044	1,000	1,064
Small Business Fncg. Auth., Rev. Bonds (95 Express Lane LLC Project), Series 2019, AMT, 5.00% 2049	2,000	2,128
Small Business Fncg. Auth., Rev. Bonds (Elizabeth River Crossings Opco, LLC Project), Series 2012, AMT, 5.25% 2032	6,940	7,561
Small Business Fncg. Auth., Rev. Ref. Bonds (Hampton University), Series 2014, 5.25% 2029	2,250	2,629
Small Business Fncg. Auth., Solid Waste Disposal Rev. Bonds (Covanta Project), Series 2018-C, AMT, 5.00% 2048[1,2]	1,500	1,594
County of Stafford, Econ. Dev. Auth., Hospital Facs. Rev. Ref. Bonds (Mary Washington Healthcare Obligated Group), Series 2016, 5.00% 2036	1,000	1,173
Watkins Centre Community Dev. Auth., Rev. Bonds, Series 2007, 5.40% 2020	242	242
		176,109
Washington 1.58%
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2043	5,000	6,035
Convention Center Public Facs. Dist., Lodging Tax Bonds, Series 2010-B, 5.00% 2048	10,000	11,985
Econ. Dev. Fin. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2008, 2.125% 2020[2]	1,250	1,251
Health Care Facs. Auth., Rev. Bonds (Catholic Health Initiatives), Series 2013-B-1, (SIFMA Municipal Swap Index + 1.00%) 2.12% 2035 (put 2021)[3]	7,375	7,385
American High-Income Municipal Bond Fund — Page 68 of 78

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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
Health Care Facs. Auth., Rev. Bonds (Kadlec Regional Medical Center), Series 2012, 5.00% 2042 (preref. 2021)	$1,250	$1,347
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2036	2,720	3,065
Health Care Facs. Auth., Rev. Bonds (Yakima Valley Memorial Hospital Association), Series 2016, 5.00% 2041	1,920	2,131
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2031[2]	1,000	1,150
Housing Fin. Commission, Nonprofit Housing Rev. and Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2033[2]	1,050	1,201
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Hearthstone Project), Series 2018-B, 3.125% 2023[2]	2,500	2,501
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Transforming Age Projects), Series 2019-A, 5.00% 2024[2]	180	195
Housing Fin. Commission, Nonprofit Housing Rev. Bonds (Transforming Age Projects), Series 2019-A, 5.00% 2055[2]	5,000	5,426
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.50% 2030[2]	800	869
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 6.75% 2035[2]	1,630	1,782
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2045[2]	4,170	4,568
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Herons Key Senior Living Project), Series 2015-A, 7.00% 2050[2]	1,625	1,776
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2038[2]	2,350	2,663
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2043[2]	3,100	3,490
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Horizon House Project), Series 2017, 5.00% 2048[2]	2,700	3,029
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 2033[2]	250	276
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Judson Park Project), Series 2018, 5.00% 2048[2]	750	809
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.375% 2044[2]	7,000	8,000
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2014-A, 7.50% 2049[2]	9,090	10,413
Housing Fin. Commission, Nonprofit Housing Rev. Ref. Bonds (Rockwood Retirement Project), Series 2019, 5.00% 2055[2]	8,520	9,006
Housing Fin. Commission, Single Family Program Bonds, Series 2014-2A-R, AMT, 3.50% 2044	1,175	1,207
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.00% 2032[2]	1,955	2,188
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-A, 5.25% 2038[2]	6,245	6,930
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.00% 2032[2]	600	671
Kalispel Tribe of Indians, Priority Distribution Payment Bonds, Series 2018-B, 5.25% 2038[2]	600	666
Port of Seattle, Industrial Dev. Corp., Special Facs. Rev. Ref. Bonds (Delta Air Lines, Inc. Project), Series 2012, AMT, 5.00% 2030	4,825	5,275
Port of Seattle, Rev. Ref. Bonds, Series 2015-C, AMT, 5.00% 2035	1,500	1,705
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2030	2,000	2,226
Port of Seattle, Special Fac. Rev. Ref. Bonds (SEATAC Fuel Facs. LLC), Series 2013, AMT, 5.00% 2031	2,000	2,221
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2013-A, 5.00% 2037	4,000	4,371
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 4.00% 2025	500	561
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2027	1,000	1,177
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2028	2,440	2,863
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2029	1,000	1,167
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Bonds, notes & other debt instruments (continued) Washington (continued)	Principal amount (000)	Value (000)
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2030	$1,500	$1,742
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2031	1,500	1,734
County of Skagit, Public Hospital Dist. No. 1 (Skagit Regional Health), Hospital Rev. Improvement and Rev. Ref. Bonds, Series 2016, 5.00% 2032	1,500	1,726
		128,783
West Virginia 0.25%
Econ. Dev. Auth., Solid Waste Disposal Facs. Rev. Ref. Bonds (Wheeling Power Co. - Mitchell Project), Series 2013-A, AMT, 3.00% 2037 (put 2022)	6,550	6,763
County of Harrison, Solid Waste Disposal Rev. Ref. Bonds (Monongahela Power Co. Project), Series 2018-A, AMT, 3.00% 2037 (put 2021)	6,000	6,142
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 4.125% 2047	2,000	2,136
Hospital Fin. Auth., Hospital Rev. Ref. and Improvement Rev. Bonds (Cabell Huntington Hospital Obligated Group), Series 2018-A, 5.00% 2043	4,700	5,521
		20,562
Wisconsin 2.24%
Health and Educational Facs. Auth., Rev. Bonds (Advocate Aurora Health Care Credit Group), Series 2018-C-3, (SIFMA Municipal Swap Index + 0.55%) 1.67% 2054 (put 2023)[3]	6,750	6,754
Health and Educational Facs. Auth., Rev. Bonds (Agnesian HealthCare, Inc.), Series 2013-B, 5.00% 2036 (preref. 2023)	2,000	2,266
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 4.00% 2039	500	546
Health and Educational Facs. Auth., Rev. Bonds (Ascension Health Senior Credit Group), Series 2016-A, 5.00% 2039	1,000	1,170
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2023	1,085	1,170
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2024	1,165	1,271
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2025	1,225	1,353
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2026	1,285	1,433
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2027	1,350	1,511
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2029	1,485	1,648
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2031	1,640	1,806
Health and Educational Facs. Auth., Rev. Bonds (Benevolent Corp. Cedar Community), Series 2017, 5.00% 2037	1,220	1,321
Health and Educational Facs. Auth., Rev. Bonds (Children’s Hospital of Wisconsin, Inc.), Series 2008-B, 5.375% 2037 (preref. 2020)	2,000	2,023
Health and Educational Facs. Auth., Rev. Bonds (Clement Manor, Inc.), Series 2019, 5.00% 2049	3,750	3,799
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2034	1,800	2,083
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2042	2,215	2,500
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2016-B, 5.00% 2046	3,205	3,606
Health and Educational Facs. Auth., Rev. Bonds (Marshfield Clinic Health System, Inc.), Series 2017-C, 5.00% 2047	6,000	6,826
American High-Income Municipal Bond Fund — Page 70 of 78

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Health and Educational Facs. Auth., Rev. Bonds (Milwaukee Regional Medical Center Thermal Service, Inc.), Series 2018, 5.00% 2044	$1,600	$1,926
Health and Educational Facs. Auth., Rev. Ref. Bonds (The Monroe Clinic, Inc.), Series 2016, 4.00% 2033 (preref. 2025)	550	629
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	11,965	12,477
Housing and Econ. Dev. Auth., Home Ownership Rev. Bonds, Series 2016-E, AMT, 3.50% 2046	3,140	3,293
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2022	45	47
Public Fin. Auth., Airport Facs. Rev. Ref. Bonds (Transportation Infrastructure Properties, LLC Obligated Group), Series 2012-B, AMT, 5.00% 2042	450	480
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-A, 5.375% 2047[2]	5,000	5,497
Public Fin. Auth., Charter School Rev. Bonds (American Preparatory Academy - Las Vegas Project), Series 2017-B, 5.375% 2052[2]	2,000	2,192
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2039[2]	820	874
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2049[2]	520	550
Public Fin. Auth., Education Rev. Bonds (North Carolina Leadership Academy), Series 2019-A, 5.00% 2054[2]	1,365	1,434
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2024[2]	1,605	1,777
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (Celanese Project), Series 2016-A, AMT, 5.00% 2025[2]	1,000	1,149
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2014, AMT, 5.25% 2030	3,000	3,309
Public Fin. Auth., Exempt Facs. Rev. Ref. Bonds (National Gypsum Co.), Series 2016, AMT, 4.00% 2035	9,200	9,564
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.25% 2027[2]	2,000	2,281
Public Fin. Auth., Limited Obligation Grant Rev. Bonds (American Dream at Meadowlands Project), Series 2017-A, 6.75% 2031[2]	2,750	3,276
Public Fin. Auth., Limited Obligation PILOT Rev. Bonds (American Dream at Meadowlands Project), Series 2017, 7.00% 2050[2]	4,000	4,790
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2044	1,750	2,009
Public Fin. Auth., Retirement Community Rev. Bonds (Evergreens Obligated Group), Series 2019-A, 5.00% 2049	1,500	1,717
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 4.00% 2029[2]	600	628
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2039[2]	775	848
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2049[2]	1,300	1,411
Public Fin. Auth., Retirement Fac. Rev. Bonds (Penick Village), Series 2019, 5.00% 2054[2]	1,360	1,463
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 4.00% 2029[2]	1,250	1,346
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2039[2]	2,230	2,474
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2049[2]	4,250	4,674
Public Fin. Auth., Retirement Facs. Rev. Bonds (Friends Homes), Series 2019, 5.00% 2054[2]	1,670	1,826
Public Fin. Auth., Rev. Bonds (Retirement Housing Foundation), Series 2017-B, 5.00% 2027	2,345	2,748
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.50% 2032	500	528
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2012, 5.75% 2042	5,000	5,260
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.75% 2035	3,000	3,366
Public Fin. Auth., Rev. Bonds (Roseman University of Health Sciences Project), Series 2015, 5.875% 2045	6,250	6,956
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 4.125% 2029[2]	545	568
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2039[2]	500	524
Public Fin. Auth., Rev. Bonds (Wilson Preparatory Academy), Series 2019-A, 5.00% 2049[2]	1,100	1,146
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.00% 2032[2]	1,280	1,442
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2037[2]	650	735
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2042[2]	250	280
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2047[2]	900	1,005
Public Fin. Auth., Senior Living Rev. Bonds (Mary’s Woods at Marylhurst Project), Series 2017-A, 5.25% 2052[2]	2,300	2,562
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.50% 2034[2]	1,000	1,095
Public Fin. Auth., Senior Living Rev. Bonds (Rose Villa Project), Series 2014-A, 5.75% 2044[2]	1,800	1,965
American High-Income Municipal Bond Fund — Page 71 of 78

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Bonds, notes & other debt instruments (continued) Wisconsin (continued)	Principal amount (000)	Value (000)
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2016-A-4, AMT, 2.00% 2033 (put 2021)	$1,500	$1,508
Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-3, AMT, 1.53% 2027 (put 2019)	2,000	2,000
Public Fin. Auth., Student Housing Rev. Bonds (Beyond Boone, LLC - Appalachian State University Project), Series 2019-A, Assured Guaranty Municipal insured, 5.00% 2054	1,700	1,979
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.00% 2035	1,000	1,103
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015, 5.25% 2047	2,000	2,196
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Cullowhee, LLC - Western Carolina University Project), Series 2015-A, 5.00% 2030	2,140	2,384
Public Fin. Auth., Student Housing Rev. Bonds (CHF-Wilmington, LLC - University of North Carolina Project), Series 2018, Assured Guaranty Municipal insured, 5.00% 2053	9,130	10,619
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC), Series 2019-A, 5.00% 2034	4,135	4,866
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC), Series 2019-A, 5.00% 2039	2,045	2,371
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC), Series 2019-A, 5.00% 2044	1,350	1,546
Public Fin. Auth., Student Housing Rev. Bonds (NC A&T Real Estate Foundation, LLC), Series 2019-A, 5.00% 2049	3,625	4,138
		181,917
Total bonds, notes & other debt instruments (cost: $7,058,596,000)		7,484,611
Short-term securities 7.22%
Freddie Mac, Multi Family Certificates, Series 2017-M-051, 1.35% 2035[3]	9,075	9,075
Freddie Mac, Multi Family Certificates, Series 2019-M-055, 1.33% 2028[3]	3,000	3,000
State of Alaska, City of Valdez, Marine Terminal Rev. Ref. Bonds (ExxonMobil Project), Series 2001, 1.30% 2029[3]	2,070	2,070
State of Arizona, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Phoenix Children’s Hospital), Series 2019-B, 1.31% 2048[3]	19,000	19,000
State of California, Pollution Control Fncg. Auth., Solid Waste Disposal Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A, AMT, 1.55% 2023 (put 2020)[2,11]	2,500	2,500
State of California, Statewide Communities Dev. Auth., Multi Family Housing Rev. Ref. Bonds (Westgate Pasadena Apartments Project), Series 2013-B, AMT, 1.39% 2042[3]	5,000	5,000
State of Colorado, Tax and Rev. Anticipation Notes, Series 2019, 3.00% 6/26/2020	3,000	3,035
State of Florida, County of Alachua, Health Facs. Auth., Rev. IAM Commercial Paper, Series 2008-A-2, 1.38% 12/6/2019	10,000	10,000
State of Florida, Fin. Auth., Econ. Dev. Rev. Ref. Bonds (Republic Services, Inc. Project), Series 2010-A AMT, 1.40% 2034[11]	2,000	2,000
State of Florida, City of Gainesville, Utilities System Rev. Bonds, Series 19-A, 1.30% 2047[3]	7,500	7,500
State of Florida, Municipal Power Agcy., All-Requirements Power Supply Project Demand Rev. Ref. Bonds, Series 2008-C, 1.31% 2035[3]	14,000	14,000
State of Idaho, Tax Anticipation Notes, Series 2019, 3.00% 6/30/2020	12,025	12,167
State of Illinois, Fin. Auth., Demand Rev. Bonds (University of Chicago Medical Center), Series 2011-A, 1.30% 2044[3]	10,500	10,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2010-B, 1.30% 2040[3]	6,500	6,500
State of Louisiana, Parish of East Baton Rouge, Industrial Dev. Board, Gulf Opportunity Zone Rev. Bonds (ExxonMobil Project), Series 2011, 1.30% 2051[3]	4,000	4,000
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 1993, 1.30% 2022[3]	9,000	9,000
American High-Income Municipal Bond Fund — Page 72 of 78

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Short-term securities (continued)	Principal amount (000)	Value (000)
State of Louisiana, Parish of East Baton Rouge, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2010-A, 1.30% 2035[3]	$34,000	$34,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2006, 1.35% 2040[3]	5,300	5,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2007, 1.35% 2042[3]	2,000	2,000
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008, 1.35% 2043[3]	1,300	1,300
State of Louisiana, Public Facs. Auth., Rev. Bonds (Air Products and Chemicals Project), Series 2008-A, 1.30% 2043[3]	8,850	8,850
State of Maryland, County of Montgomery, IAM Commercial Paper, Series 2009-A, 1.45% 11/7/2019	7,500	7,500
State of Maryland, County of Montgomery, Rev. Bonds (Trinity Health Credit Group), Series 2013, 1.22% 2041 (put 2019)[11]	3,000	2,999
State of Michigan, Fin. Auth., State Aid Rev. Bonds, Series 2019-A, 2.00% 8/20/2020	3,000	3,018
State of Michigan, Strategic Fund, Demand Limited Obligation Rev. Bonds (Air Products and Chemicals, Inc. Project), Series 2007, 1.30% 2042[3]	33,500	33,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-A, 1.30% 2030[3]	4,000	4,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-D, 1.30% 2030[3]	25,900	25,900
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2007-E, 1.26% 2030[3]	11,500	11,500
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2009-D, 1.30% 2030[3]	10,700	10,700
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-G, 1.26% 2035[3]	13,600	13,600
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-J, 1.30% 2035[3]	18,000	18,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-K, 1.26% 2035[3]	7,000	7,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2010-L, 1.26% 2035[3]	2,000	2,000
State of Mississippi, Business Fin. Corp., Gulf Opportunity Zone Industrial Dev. Rev. Bonds (Chevron U.S.A. Inc. Project), Series 2011-F, 1.30% 2035[3]	6,900	6,900
State of New Hampshire, Health and Education Facs. Auth., Rev. Ref. Bonds (Dartmouth College Issue), Series 2007-B, 1.29% 2041[3]	6,300	6,300
State of New York, Environmental Facs. Corp., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2012, AMT, 1.95% 2030 (put 2020)[11]	1,000	1,000
State of New York, New York City G.O. Bonds, Fiscal 2006, Series 2005-E-2, 1.31% 2034[3]	3,560	3,560
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-C-4, Assured Guaranty Municipal insured, 1.77% 2027[3]	10,700	10,700
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-J-5, 1.31% 2028[3]	3,500	3,500
State of New York, New York City G.O. Bonds, Fiscal 2008, Series 2008-L-5, 1.31% 2035[3]	3,965	3,965
State of New York, New York City G.O. Bonds, Fiscal 2013, Series 2013-F-3, 1.31% 2042[3]	21,000	21,000
State of New York, New York City G.O. Bonds, Fiscal 2014, Series 2014-I-2, 1.35% 2040[3]	6,000	6,000
State of New York, New York City G.O. Bonds, Fiscal 2015, Series 2015-F-6, 1.35% 2044[3]	9,950	9,950
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2008, Series 2007-BB-2, 1.31% 2035[3]	18,760	18,760
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2015, Series 2015-BB-1, 1.31% 2049[3]	18,130	18,130
State of New York, New York City Municipal Water Fin. Auth., Water and Sewer System Second General Resolution Rev. Bonds, Fiscal 2016, Series 2016-AA-1, 1.31% 2048[3]	7,700	7,700
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2015, Series 2015-E-3, 1.35% 2045[3]	6,500	6,500
American High-Income Municipal Bond Fund — Page 73 of 78

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Short-term securities (continued)	Principal amount (000)	Value (000)
State of New York, New York City Transitional Fin. Auth., Future Tax Secured Rev. Ref. Bonds, Fiscal 2016, Series 2016-E-4, 1.35% 2045[3]	$1,300	$1,300
State of New York, New York City Transitional Fin. Auth., Recovery Bonds, Fiscal 2003, Series 2002-1-C, 1.31% 2031[3]	1,600	1,600
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Republic Services, Inc. Project), Series 2014, AMT, 1.50% 2044 (put 2020)[11]	9,300	9,302
State of Pennsylvania, Econ. Dev. Fncg. Auth., Solid Waste Disposal Rev. Bonds (Waste Management, Inc. Project), Series 2013, AMT, 1.53% 2045 (put 2019)[11]	7,000	7,000
State of South Carolina, Jobs-Econ. Dev. Auth., Hospital Rev. Bonds (Prisma Health Obligated Group), Series 2018-B, 1.20% 2048[3]	31,200	31,200
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2004, Bank of America LOC, 1.33% 2034[3]	1,180	1,180
State of Tennessee, County of Montgomery, Public Building Auth., Pooled Fncg. Rev. Bonds (Tennessee County Loan Pool), Series 2002, Bank of America LOC, 1.33% 2032[3]	5,800	5,800
State of Texas, Gulf Coast Industrial Dev. Auth., Rev. Bonds (ExxonMobil Project), Series 2012, 1.33% 2041[3]	13,300	13,300
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1989, 1.30% 2024[3]	1,500	1,500
State of Texas, Gulf Coast Waste Disposal Auth., Pollution Control Rev. Ref. Bonds (Exxon Project), Series 1995, 1.30% 2020[3]	5,800	5,800
State of Texas, County of Harris, Cultural Education Facs. Fin. Corp., Special Facs. Rev. Ref. Bonds (Medical Center), Series 2008-A, JPMorgan Chase LOC, 1.38% 2031[3]	3,000	3,000
State of Texas, County of Harris, Health Facs. Dev. Corp., Rev. Ref. Bonds (CHRISTUS Health), Series 2005-A-4, Assured Guaranty Municipal insured, 1.70% 2031[3]	1,400	1,400
State of Texas, County of Harris, Industrial Dev. Corp., Pollution Control Rev. Bonds (Exxon Project), Series 1984-A, 1.30% 2024[3]	1,100	1,100
State of Texas, City of Houston, Tax and Rev. Anticipation Notes, Series 2019, 5.00% 6/26/2020	5,500	5,632
State of Texas, County of Jefferson, Port Arthur Navigation Dist., Pollution Control Rev. Ref. Bonds (Texaco Inc. Project), Series 1994, 1.30% 2024[3]	17,400	17,400
State of Texas, Port Arthur Navigation Dist. Industrial Dev. Corp., Rev. Bonds (Air Products Project), Series 2005, 1.30% 2040[3]	2,700	2,700
State of Texas, Tax and Rev. Anticipation Notes, Series 2019, 4.00% 8/27/2020	15,000	15,345
State of Texas, Board of Regents of the University of Texas System, IAM Commercial Paper, Series 2019, 1.50% 11/4/2019	5,000	5,000
State of Texas, Board of Regents of the University of Texas System, Rev. IAM Commercial Paper, Series 2019-A, 1.34% 11/8/2019	5,000	5,000
State of Wisconsin, Public Fin. Auth., Solid Waste Disposal Rev. Ref. Bonds (Waste Management, Inc. Project), Series 2017-A-1, AMT, 1.53% 2023 (put 2019)[11]	2,000	2,000
State of Wyoming, County of Lincoln, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.30% 2044[3]	7,850	7,850
State of Wyoming, County of Sublette, Pollution Control Rev. Ref. Bonds (ExxonMobil Project), Series 2014, 1.30% 2044[3]	4,000	4,000
State of Wyoming, County of Uinta, Pollution Control Rev. Ref. Bonds (Chevron U.S.A. Inc. Project), Series 1992, 1.30% 2022[3]	4,500	4,500
Total short-term securities (cost: $587,364,000)		587,388
Total investment securities 99.19% (cost: $7,645,960,000)		8,071,999
Other assets less liabilities 0.81%		66,139
Net assets 100.00%		$8,138,138
American High-Income Municipal Bond Fund — Page 74 of 78

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Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[12] (000)	Value at 10/31/2019[13] (000)	Unrealized (depreciation) appreciation at 10/31/2019 (000)
2 Year U.S. Treasury Note Futures	Long	1,424	January 2020	$284,800	$307,017	$(489)
5 Year U.S. Treasury Note Futures	Long	1,397	January 2020	139,700	166,527	(84)
10 Year U.S. Treasury Note Futures	Short	1,223	December 2019	(122,300)	(159,353)	712
30 Year Ultra U.S. Treasury Bond Futures	Short	170	December 2019	(17,000)	(32,258)	1,272
						$1,411
[1]	Step bond; coupon rate may change at a later date.
[2]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,052,532,000, which represented 12.93% of the net assets of the fund.
[3]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[4]	Scheduled interest and/or principal payment was not received.
[5]	Scheduled interest payment was not received. Coupon payments are paid at the election of the issuer and any unpaid amounts are accumulated.
[6]	Amount less than one thousand.
[7]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $5,809,000, which represented .07% of the net assets of the fund.
[8]	Value determined using significant unobservable inputs.
[9]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[10]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[11]	For short-term securities, the mandatory put date is considered to be the maturity date.
[12]	Notional amount is calculated based on the number of contracts and notional contract size.
[13]	Value is calculated based on the notional amount and current market price.
Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
State of Nebraska, County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2024	9/26/2019	$194	$194.01%
State of Nebraska, County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2024	9/26/2019	62	62.00
State of Nebraska, County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2024	9/26/2019	150	150.00
State of Nebraska, County of Douglas, Sanitary and Improvement Dist. No. 587, Fund Warrants (Townhomes at Village Pointe), Series 2018, 7.00% 2023	9/26/2019	27	27.00
Total private placement securities		$433	$433.01%
American High-Income Municipal Bond Fund — Page 75 of 78

unaudited
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the following inputs: benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data. For certain distressed securities, valuation may include cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts.
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.
Exchange-traded futures are generally valued at the official settlement price of the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued. The average month-end notional amount of futures contracts while held was $576,417,000.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market
American High-Income Municipal Bond Fund — Page 76 of 78

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participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of October 31, 2019 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
Illinois	$—	$1,148,916	$—	$1,148,916
Colorado	—	474,025	—	474,025
Texas	—	452,898	—	452,898
Pennsylvania	—	447,042	—	447,042
California	—	426,927	—	426,927
Florida	—	389,603	4,977	394,580
Puerto Rico	—	374,081	—	374,081
Ohio	—	336,975	—	336,975
New Jersey	—	319,995	—	319,995
New York	—	255,899	—	255,899
Arizona	—	254,330	—	254,330
Other	—	2,598,111	832	2,598,943
Short-term securities	—	587,388	—	587,388
Total	$—	$8,066,190	$5,809	$8,071,999
	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$1,984	$—	$—	$1,984
Liabilities:
Unrealized depreciation on futures contracts	(573)	—	—	(573)
Total	$1,411	$—	$—	$1,411
*	Futures contracts are not included in the investment portfolio.

Key to abbreviations and symbol
Agcy. = Agency	Fncg. = Financing
AMT = Alternative Minimum Tax	G.O. = General Obligation
Auth. = Authority	LIBOR = London Interbank Offered Rate
Certs. of Part. = Certificates of Participation	LOC = Letter of Credit
Dept. = Department	Preref. = Prerefunded
Dev. = Development	Redev. = Redevelopment
Dist. = District	Ref. = Refunding
Econ. = Economic	Rev. = Revenue
Fac. = Facility	SIFMA = Securities Industry and Financial Markets Association
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance
American High-Income Municipal Bond Fund — Page 77 of 78

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Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the Capital Group website at capitalgroup.com.
All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.
American Funds Distributors, Inc., member FINRA.
© 2019 Capital Group. All rights reserved.
MFGEFPX-040-1219O-S73102	American High-Income Municipal Bond Fund — Page 78 of 78